                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                File No. 2-13017
                                                                File No. 811-750


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

     Pre-Effective Amendment No._________                                    [ ]

     Post-Effective Amendment No. __116__                                    [X]
                                               AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

     Amendment No. __116__


                         DELAWARE GROUP EQUITY FUNDS II
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            One Commerce Square, Philadelphia, Pennsylvania     19103
--------------------------------------------------------------------------------
                (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918
                                                                  --------------

    Richelle S. Maestro, Esquire, One Commerce Square, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            January 29, 2001
                                                                ----------------

It is proposed that this filing will become effective:

              _____  immediately upon filing pursuant to paragraph (b)
              _____  on (date) pursuant to paragraph (b)
              _____  60 days after filing pursuant to paragraph (a)(1)
              __X__  on January 29, 2001 pursuant to paragraph (a)(1)
              _____  75 days after filing pursuant to paragraph (a)(2)
              _____  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

              _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---



           This Post-Effective Amendment No. 116 to Registration File No. 2-13017 includes the following:


                1.     Facing Page

                2.     Contents Page

                3.     Part A - Prospectuses

                4.     Part B - Statement of Additional Information

                5.     Part C - Other Information

                6.     Signatures

                7.     Exhibits

                                January 29, 2001

                       DELAWARE DECATUR EQUITY INCOME FUND

                         DELAWARE GROWTH AND INCOME FUND

                 Supplement to Prospectus dated January 29, 2001

         The following provides information regarding each Fund's current investment objective and strategies, which are effective until the close of business on March 28, 2001. Beginning March 29, 2001, the investment objectives and strategies of the Funds will change and the descriptions in the Prospectus will become effective.

Delaware Decatur Equity Income Fund
         Until replaced, the current investment objective of Delaware Decatur Equity Income Fund is as follows.

         Current investment objective:

         Delaware Decatur Equity Income Fund seeks to provide the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.

         The new investment objective effective on March 29, 2001 can be found in the first sentence in Delaware Decatur Equity Income Fund's Profile in the section of the Prospectus entitled "What is the Fund's goal?"

         Until replaced, the current main investment strategies relating to equity investments of Delaware Decatur Equity Income Fund are as follows.

         Current main investment strategies relating to equity investments:

         We invest primarily in dividend-paying stocks of large, well-established companies. Typically, we consider buying a stock when its dividend yield is higher than the average of the unmanaged S&P 500 Composite Stock Price Index. The manager then considers the financial strength of the company, its management and any developments affecting the security, the company or its industry. If the yield on a stock in the portfolio falls below the average of the S&P 500 Index, we generally sell that stock.

         The new main equity investment strategies effective on March 29, 2001 can be found in the first paragraph in Delaware Decatur Equity Income Fund's Profile in the section of the Prospectus entitled "What are the Fund's main investment strategies?"

         Until replaced, additional information relating to the current equity investment strategies of Delaware Decatur Equity Income Fund is as follows.

         Additional information relating to the current equity investment strategies:

         We invest primarily in the common stocks of established companies that we believe have long-term total return potential. These stocks offer both current income through dividends and capital growth potential through increases in stock prices. This focus on stocks with high dividend yields is generally considered to be a value-oriented investment approach.

         Additional information about the Fund's new equity investment strategies effective on March 29, 2001 can be found in the second paragraph under Delaware Decatur Equity Income Fund in the section of the Prospectus entitled "How we manage the Funds" -- "Our investment strategies."

Delaware Growth and Income Fund
         Until replaced, the current investment objective of Delaware Growth and Income Fund is as follows.

         Current investment objective:

         Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal.

         The new investment objective effective on March 29, 2001 can be found in the first sentence in Delaware Growth and Income Fund's Profile in the section of the Prospectus entitled "What is the Fund's goal?"

         Until replaced, the current main investment strategies of Delaware Growth and Income Fund are as follows.

         We invest primarily in dividend-paying stocks of large, well-established companies. Typically, we consider buying a stock when its dividend yield is higher than the average of the unmanaged S&P 500 Composite Stock Price Index. We then consider the financial strength of the company, its management and any developments affecting the security, the company or its industry. If the yield on a stock in the portfolio falls below the average of the S&P 500 Index, we generally sell that stock.

         The new main investment strategies effective on March 29, 2001 can be found in Delaware Growth and Income Fund's Profile in the section of the Prospectus entitled "What are the Fund's main investment strategies?"

         Until replaced, additional information relating to the current investment strategies of Delaware Growth and Income Fund is as follows.

         Additional information relating to the current investment strategies:

         We invest primarily in the common stocks of established companies that we believe have long-term total return potential. These stocks offer both current income through dividends and capital growth potential through possible increases in stock prices. This focus on stocks with high dividend yields is generally considered to be a value-oriented investment approach.

         Additional information about the Fund's new investment strategies effective on March 29, 2001 can be found in second paragraph under Delaware Growth and Income Fund in the section of the Prospectus entitled "How we manage the Funds" -- "Our investment strategies."

Both Funds
         Until the investment strategies of the Funds are replaced on March 29, 2001, following is the first sentence in the first paragraph in the section of the Prospectus entitled "How we manage the Funds" -- "Our investment strategies."

         We first identify companies that we believe have above-average dividend yields compared to the unmanaged S&P 500 Composite Stock Price Index, a commonly used measure of U.S. stocks.

         Until the investment strategies of the Funds are replaced, the description of how the Funds use common stocks is as follows.

Current description of how the Funds' use common stocks:

 ------------------------------------------------------------------------------------------------------------------
 Securities                                                          How we use them
 ------------------------------------------------------------------------------------------------------------------
                                           Delaware Decatur Equity Income       Delaware Growth and Income Fund
                                                        Fund
 ------------------------------------------------------------------------------------------------------------------
 Common stocks: Securities that           Generally, we invest 85% to           Generally, we invest 90% to
 represent shares of ownership in a       100% of net assets in                 100% of net assets in
 corporation. Stockholders                dividend-paying common stocks.        dividend-paying common stocks.
 participate in the corporation's
 profits and losses, proportionate to
 the number of shares they own.
 ------------------------------------------------------------------------------------------------------------------

The new description relating to how the Funds will use common stocks effective March 29, 2001 is in the section of the Prospectus entitled "The securities we typically invest in."

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                       Delaware Decatur Equity Income Fund
                         Delaware Growth and Income Fund

                           Class A * Class B * Class C




                                   Prospectus
                                January 29, 2001

                               Total Return Funds

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profiles                                                     page
Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund

How we manage the Funds                                           page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                                             page
Investment manager
Portfolio managers

Fund administration (Who's who)

About your account                                                page
Investing in the Funds
     Choosing a share class
     How to reduce your sales charge
     How to buy shares
     Retirement plans
     How to redeem shares
     Account minimums
     Special services
Dividends, distributions and taxes

Certain management considerations

Financial highlights                                              page

Profile: Delaware Decatur Equity Income Fund

What is the Fund's goal?
Delaware Decatur Equity Income Fund seeks high current income and capital appreciation. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in dividend-paying stocks of large, well-established companies. Typically, we consider buying a stock when we believe it is undervalued and has the potential to increase in price. We consider the financial strength of the company, its management and any developments affecting the security, the company or its industry.

Delaware Decatur Equity Income Fund also may invest up to 15% of its net assets in high-yield, higher risk corporate bonds, commonly known as junk bonds. These bonds involve the risk that the issuing company may be unable to pay interest or repay principal. However, they can offer high income potential which we believe can make a positive contribution to the Fund's performance.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock and bond prices which could be caused by a drop in the stock market, interest rate changes, problems in the economy or poor performance from particular companies or industries.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
    o Investors with long-term financial goals.
    o Investors looking for growth potential combined with regular income.
    o Investors looking for supplemental monthly income from an investment that also offers possible protection against inflation.

Who should not invest in the Fund
    o Investors with short-term financial goals.
    o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
    o Investors seeking an investment primarily in fixed-income securities.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware Decatur Equity Income Fund performed?

This bar chart and table can help you evaluate the risks of investing in Delaware Decatur Equity Income Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as average annual returns of all shares for one-, five-, and ten-year or lifetime periods, as applicable. The Fund's past performance does not necessarily indicate how it will perform in the future.

[bar chart]

Year-by-year total return (Class A)

-------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
1991           1992        1993        1994        1995        1996        1997        1998        1999        2000
-------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
21.78%         8.80%       15.35%      -0.76%      32.85%      20.31%      29.71%      9.87%       -3.66%      [0.00%]
-------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

As of November 30, 2000, the Fund's Class A shares had a calendar year-to-date return of [0.00%]. During the periods illustrated in this bar chart, Class A's highest quarterly return was [0.00%] for the quarter ended [ __________ ] and its lowest return was 0.00% for the quarter ended [ ____________ ].

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table on page ____ do include the sales charge.

                                                                               Average annual returns for periods ending 12/31/00

----------------------------------------------------------------------------------------------------------------------------------
CLASS                      A                       B                      C                       S&P 500 Composite Stock Price
                                                                                                              Index
----------------------------------------------------------------------------------------------------------------------------------
                                                   (if redeemed)*         (if redeemed)*
----------------------------------------------------------------------------------------------------------------------------------
                           (Inception3/18/57)      (Inception 9/6/94)     (Inception 11/29/95)
----------------------------------------------------------------------------------------------------------------------------------
1 year                             [0.00%]                [0.00%]                [0.00%]                     [0.00%]
----------------------------------------------------------------------------------------------------------------------------------
5 years                            [0.00%]                [0.00%]                [0.00%]                     [0.00%]
----------------------------------------------------------------------------------------------------------------------------------
10 years or lifetime**             [0.00%]                [0.00%]                [0.00%]                     [0.00%]
----------------------------------------------------------------------------------------------------------------------------------

The Fund's returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

* If shares were not redeemed, the returns for Class B would be [0.00%], [0.00%] and [0.00%] for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be [0.00%], [0.00%] and [0.00%] for the one-year, five-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. S&P 500 Composite Stock Price Index returns are for 10 years. Index returns for Class B and Class C lifetime periods were [0.00%] and [0.00%], respectively. Maximum sales charges are included in the Fund returns above.

What are Delaware Decatur Equity Income Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

------------------------------------------------------- ----------- ---------- ----------
CLASS                                                       A           B      C
------------------------------------------------------- ----------- ---------- ----------
Maximum sales charge (load) imposed on purchases as a        5.75%       none       none
percentage of offering price
------------------------------------------------------- ----------- ---------- ----------
Maximum contingent deferred sales charge (load) as a        none(1)      5%(2)       1%(3)
percentage of original purchase price or redemption
price, whichever is lower
------------------------------------------------------- ----------- ---------- ----------
Maximum sales charge (load) imposed on reinvested             none       none       none
dividends
------------------------------------------------------- ----------- ---------- ----------
Redemption fees                                               none       none       none
------------------------------------------------------- ----------- ---------- ----------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------- ----------- ---------- ----------
Management fees                                            [0.00%]    [0.00%]    [0.00%]
------------------------------------------------------- ----------- ---------- ----------
Distribution and service (12b-1) fees                      [0.00%](4)  1.00%      1.00%
------------------------------------------------------- ----------- ---------- ----------
Other expenses                                             [0.00%]    [0.00%]    [0.00%]
------------------------------------------------------- ----------- ---------- ----------
Total operating expenses                                   [0.00%]    [0.00%]    [0.00%]
------------------------------------------------------- ----------- ---------- ----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------- --------------- ------------ ------------------ ---------- --------------------
CLASS(7)                     A            B    B (if redeemed)          C                C (if
                                                                                     Redeemed)
---------------- -------------- ------------ ------------------ ---------- --------------------
1 year                  [$000]       [$000]             [$000]     [$000]               [$000]
---------------- -------------- ------------ ------------------ ---------- --------------------
3 years                 [$000]       [$000]             [$000]     [$000]               [$000]
---------------- -------------- ------------ ------------------ ---------- --------------------
5 years                 [$000]       [$000]             [$000]     [$000]               [$000]
---------------- -------------- ------------ ------------------ ---------- --------------------
10 years                [$000]       [$000]             [$000]     [$000]               [$000]
---------------- -------------- ------------ ------------------ ---------- --------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge. charge.
(4) The Board of Trustees adopted a formula for calculating 12b-1 plan expenses that went into effect on May 2, 1994. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Growth and Income Fund

What is the Fund's goal?
Delaware Growth and Income Fund seeks capital appreciation with current income as a secondary objective. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in common stocks of large, well-established companies. Typically, we consider buying a stock when we believe it is undervalued and has the potential to increase in price. We consider the financial strength of the company, its management and any developments affecting the security, the company or its industry.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment will increase and decrease according to changes in the value of the securities in Fund's portfolio. This Fund will be particularly affected by declines in stock prices, which could be caused by a drop in the stock market or poor performance from particular companies or industries.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
    o Investors with long-term financial goals.
    o Investors seeking long-term capital appreciation.
    o Investors seeking an investment primarily in common stocks.
    o Investors seeking moderate quarterly income with the opportunity for inflation protection.

Who should not invest in the Fund
    o Investors seeking an investment primarily in fixed-income securities.
    o Investors with short-term financial goals.

    o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware Growth and Income Fund performed?

This bar chart and table can help you evaluate the risks of investing in Delaware Growth and Income Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as average annual returns of all shares for one-, five-, and ten-year or lifetime periods, as applicable. The Fund's past performance does not necessarily indicate how it will perform in the future.

[bar chart]

Year-by-year total return (Class A)

-------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
1991           1992        1993        1994        1995        1996        1997        1998        1999        2000
-------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
20.40%         8.17%       14.93%      -0.53%      36.51%      19.97%      31.24%      10.57%      -3.24%      [0.00%]
-------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

As of November 30, 2000, the Fund's Class A shares had a calendar year-to-date return of [0.00%]. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended [ _________ ] and its lowest return was 0.00% for the quarter ended [ ____________ ].

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table on page ____ do include the sales charge.

                                                                               Average annual returns for periods ending 12/31/00

-----------------------------------------------------------------------------------------------------------------------------------
CLASS                       A                      B                       C                       S&P 500 Composite Stock Price
                                                                                                               Index
-----------------------------------------------------------------------------------------------------------------------------------
                                                   (if redeemed)*          (if redeemed)*
-----------------------------------------------------------------------------------------------------------------------------------
                            (Inception3/18/57)     (Inception 9/6/94)      (Inception 11/29/95)
-----------------------------------------------------------------------------------------------------------------------------------
1 year                             [0.00%]                 [0.00%]                [0.00%]                     [0.00%]
-----------------------------------------------------------------------------------------------------------------------------------
5 years                            [0.00%]                 [0.00%]                [0.00%]                     [0.00%]
-----------------------------------------------------------------------------------------------------------------------------------
10 years or lifetime**             [0.00%]                 [0.00%]                [0.00%]                     [0.00%]
-----------------------------------------------------------------------------------------------------------------------------------

The Fund's returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

* If shares were not redeemed, the returns for Class B would be [0.00%], [0.00%] and [0.00%] for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be [0.00%], [0.00%] and [0.00%] for the one-year, five-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. S&P 500 Composite Stock Price Index returns are for 10 years. Index returns for Class B and Class C lifetime periods were [0.00%] and [0.00%], respectively. Maximum sales charges are included in the Fund returns above.

What are Delaware Growth and Income Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

------------------------------------------------------- ----------- ---------- ----------
CLASS                                                       A           B          C
------------------------------------------------------- ----------- ---------- ----------
Maximum sales charge (load) imposed on purchases as a        5.75%       none       none
percentage of offering price
------------------------------------------------------- ----------- ---------- ----------
Maximum contingent deferred sales charge (load) as a         none(1)      5%(2)      1%(3)
percentage of original purchase price or redemption
price, whichever is lower
------------------------------------------------------- ----------- ---------- ----------
Maximum sales charge (load) imposed on reinvested             none       none       none
dividends
------------------------------------------------------- ----------- ---------- ----------
Redemption fees                                               none       none       none
------------------------------------------------------- ----------- ---------- ----------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------- ----------- ---------- ----------
Management fees                                            [0.00%]    [0.00%]    [0.00%]
------------------------------------------------------- ----------- ---------- ----------
Distribution and service (12b-1) fees                      [0.00%]      1.00%      1.00%
------------------------------------------------------- ----------- ---------- ----------
Other expense                                              [0.00%]    [0.00%]    [0.00%]
------------------------------------------------------- ----------- ---------- ----------
Total operating expenses                                   [0.00%]    [0.00%]    [0.00%]
------------------------------------------------------- ----------- ---------- ----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------- --------------- ------------ ------------------ ----------- --------------------
CLASS(5)                     A            B    B (if redeemed)           C      C (if redeemed)
---------------- -------------- ------------ ------------------ ----------- --------------------
1 year                  [$000]       [$000]             [$000]      [$000]               [$000]
---------------- -------------- ------------ ------------------ ----------- --------------------
3 years                 [$000]       [$000]             [$000]      [$000]               [$000]
---------------- -------------- ------------ ------------------ ----------- --------------------
5 years                 [$000]       [$000]             [$000]      [$000]               [$000]
---------------- -------------- ------------ ------------------ ----------- --------------------
10 years                [$000]       [$000]             [$000]      [$000]               [$000]
---------------- -------------- ------------ ------------------ ----------- --------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge. charge.
(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods in this example.
(5) The Class B example reflects the conversion of Class B shares to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Funds

Our investment strategies
We research individual companies and analyze economic and market conditions, seeking to identify the securities that we believe are the best investments for each Fund. Following are descriptions of how we pursue the Funds' investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques.

Delaware Decatur Equity Income Fund
Delaware Decatur Equity Income Fund is a total return fund that invests primarily in stocks, but also in corporate bonds. It strives to provide high current income and capital appreciation to its shareholders.

We invest primarily in the common stocks of established companies that we believe have long-term total return potential. The Fund pursues what is generally considered to be a value-oriented investment approach. We may consider valuation characteristics such as dividend yield and share repurchase activity, among others, in seeking stocks we believe are undervalued.

To help supplement the dividend income provided by the stocks in the portfolio, the Fund may also invest up to 15% of its net assets in high-yield, higher risk corporate bonds. The companies that issue these bonds do not generally have good credit ratings. As a result, the bonds generally pay more interest than better quality bonds. We carefully evaluate individual bonds before they are purchased and monitor them carefully while in the portfolio. We look closely at each company and the characteristics of the bond to better judge whether the company will be able to pay interest and repay principal.

We conduct ongoing analyses of both the stock and bond markets to determine how much of the portfolio should be allocated to stocks and how much to high-yield bonds.

Delaware Growth and Income Fund
Delaware Growth and Income Fund is also a total return fund, but it generally does not hold bonds in the portfolio. This Fund's objective is to provide capital appreciation. It also seeks to provide a moderate amount of current income.

We invest primarily in the common stocks of established companies that we believe have long-term total return potential. The Fund pursues what is generally considered to be a value-oriented investment approach. We may consider valuation characteristics such as dividend yield, share repurchase activity, price-to-earnings ratio and cash flow, among others, in seeking stocks we believe are undervalued.

Both Funds
Delaware Growth and Income Fund offers slightly greater growth potential and slightly less income potential than Delaware Decatur Equity Income Fund due to its greater focus on common stocks.

Each Fund's investment objective is non-fundamental. This means the Board of Trustees may change a Fund's objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks generally offer investors the potential for capital appreciation, and may pay dividends as well. High-yield bonds generally offer the potential for greater income payments than stocks, and also may provide capital appreciation.

----------------------------------------------------- -----------------------------------------------------------------------
       Securities                                                               How we use them
----------------------------------------------------- -----------------------------------------------------------------------
                                                           Delaware Decatur Equity         Delaware Growth and Income Fund
                                                                 Income Fund
----------------------------------------------------- ----------------------------------- -----------------------------------
Common stocks: Securities that represent shares of      Generally, we invest at least       Generally, we invest 90% to
ownership in a corporation. Stockholders                65% to 100% of net assets in        100% of net assets in common
participate in the corporation's profits and            dividend-paying common stocks.      stocks.
losses, proportionate to the number of shares they
own.
----------------------------------------------------- ----------------------------------- -----------------------------------
High-yield corporate bonds: Securities that are         Delaware Decatur Equity Income      Delaware Growth and Income Fund
rated lower than investment grade by a nationally       Fund may invest up to 15% of net    generally does not invest in
recognized statistical ratings organization (NRSRO)     assets in high-yield corporate      high-yield corporate bonds.
or, if unrated, that we believe are of comparable       bonds, typically those rated B or
quality. These securities are considered to be of       BB by an NRSRO.
poor standing and predominately speculative.
----------------------------------------------------- ----------------------------------- -----------------------------------
American Depositary Receipts: ADRs are issued by a      We may invest without limitation in ADRs.  We may hold ADRs when we
U.S. bank and represent the bank's holdings of a        believe they offer greater appreciation potential than U.S.
stated number of shares of a foreign corporation. An    securities.
ADR entitles the holder to all dividends and capital
gains earned by the underlying foreign shares.
ADRs are bought and sold the same as U.S. securities.
------------------------------------------------------ -----------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer,    Typically, we use repurchase agreements as a short-term investment
such as a Fund, and seller of securities in which       for a Fund's cash position. In order to enter into these repurchase
the seller agrees to buy the securities back within     agreements, a Fund must have collateral of at least 102% of the
a specified time at the same price the buyer paid       repurchase price. The Fund will only enter into repurchase
for them, plus an amount equal to an agreed upon        agreements in which the collateral is comprised of U.S. government
interest rate. Repurchase agreements are often          securities.
viewed as equivalent to cash.
------------------------------------------------------ -----------------------------------------------------------------------
Restricted securities: Privately placed securities      We may invest in privately placed securities, including those that
whose resale is restricted under securities law.        are eligible for resale among certain institutional buyers, commonly known as Rule 144A Securities.

------------------------------------------------------ -----------------------------------------------------------------------
Illiquid securities: Securities that do not have a      We may invest up to 10% of a Fund's total assets in illiquid
ready market, and cannot be easily sold within seven    securities.
days at approximately the price that a fund has
valued them.
------------------------------------------------------ -----------------------------------------------------------------------

The Funds are permitted to invest in all available types of equity securities including preferred stocks, rights and warrants and convertible securities. The Funds may also invest in fixed-income securities and enter into futures and options transactions for hedging purposes. Please see the Statement of Additional Information for additional information on these securities as well as those listed in the table above.

Lending securities Each Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions, if any, may generate additional income for the Funds.

Borrowing from banks Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Funds being unable to meet their investment objectives.

Temporary defensive positions For temporary defensive purposes, we may hold a substantial part of each Fund's assets in cash or cash equivalents. To the extent that a Fund holds these securities, the Fund may be unable to achieve its investment objective.

Portfolio turnover Both Funds anticipate that their annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

---------------------------------------------- --------------------------------------------------------------------------------
                    Risks                                               How we strive to manage them
---------------------------------------------- --------------------------------------------------------------------------------
                                                Delaware Decatur Equity Income Fund              Delaware Growth and
                                                                                                     Income Fund
---------------------------------------------- --------------------------------------------------------------------------------
Market risk is the risk that all or a          We maintain a long-term investment approach and focus on stocks we believe can
majority of the securities in a certain        appreciate over an extended time frame regardless of interim market
market -- like the stock or bond market --     fluctuations. We do not try to predict overall stock market movements and
will decline in value because of factors       generally do not trade for short-term purposes.
such as economic conditions, future
expectations or investor confidence.

---------------------------------------------- --------------------------------------------------------------------------------
Industry and security risk is the risk that    We limit the amount of each Fund's assets invested in any one industry and in
the value of securities in a particular        any individual security. We also follow a rigorous selection process before
industry or the value of an individual stock   choosing securities for the portfolios.
or bond will decline because of changing
expectations for the performance of that
industry or for the individual company
issuing the stock or bond.
---------------------------------------------- --------------------------------------- ----------------------------------------
Interest rate risk is the risk that            We limit the amount of high-yield       Delaware Growth and Income Fund does
securities will decrease in value if           bonds in the portfolio to 15% of net    not generally hold a significant
interest rates rise. The risk is greater for   assets.                                 portion of its assets in bonds, so
bonds with longer maturities than for those                                            interest rate risk is not a major risk
with shorter maturities.                                                               in this Fund.
---------------------------------------------- --------------------------------------- ----------------------------------------
Credit risk is the risk that a bond's issuer   We limit the amount of high-yield       Delaware Growth and Income Fund is
will be unable to make timely payments of      bonds in the portfolio to 15% of net    generally not subject to credit risk.
interest and principal.                        assets. We typically invest in bonds
                                               rated BB or B and do not invest
                                               in bonds rated below C or Ca by
                                               an NRSRO, or, if unrated, that we
                                               believe are of comparable
                                               quality. This limitation,
                                               combined with our careful,
                                               credit-oriented bond selection
                                               and our commitment to hold a
                                               diversified selection of
                                               high-yield bonds are designed to
                                               manage this risk.
---------------------------------------------- --------------------------------------------------------------------------------
Foreign risk is the risk that foreign          We typically invest only a small portion of each Fund's portfolio in foreign
securities may be adversely affected by        corporations through American Depositary Receipts. When we do purchase ADRs,
political instability, changes in currency     they are generally denominated in U.S. dollars and traded on a U.S. exchange.
exchange rates, foreign economic conditions
or inadequate regulatory and accounting
standards.
---------------------------------------------- --------------------------------------------------------------------------------

                                                                              14

------------------------------------- -----------------------------------------------------------------------------------
               Risks                                             How we strive to manage them
------------------------------------- ----------------------------------------- -----------------------------------------
                                             Decatur Equity Income Fund                  Growth and Income Fund


------------------------------------- -----------------------------------------------------------------------------------
Liquidity risk is the possibility     We limit exposure to illiquid securities.
that securities cannot be readily
sold within seven days at
approximately the price that a
fund has valued them.
------------------------------------- -----------------------------------------------------------------------------------

                                                                              15

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid fees for the last fiscal year as follows:

Investment management fees

------------------------------------------------------------------- -------------------- ------------------
                                                                     Delaware Decatur     Delaware Growth
                                                                    Equity Income Fund    and Income Fund
------------------------------------------------------------------- -------------------- ------------------
As a percentage of average daily net assets                                [0%]                [0%]
------------------------------------------------------------------- -------------------- ------------------

Portfolio managers

John B. Fields, Senior Vice President/Senior Portfolio Manager, has primary responsibility for making day-to-day investment decisions for each Fund. He has been Senior Portfolio Manager for Delaware Decatur Equity Income Fund since 1993 and for Delaware Growth and Income Fund since 1992. Mr. Fields, who has 29 years' experience in investment management, earned a bachelor's degree and an MBA from Ohio State University. Before joining Delaware Investments in 1992, he was Director of Domestic Equity Risk Management at DuPont. Prior to that time, he was Director of Equity Research at Comerica Bank. Mr. Fields is a member of the Financial Analysts Society of Wilmington, Delaware. In researching securities and making investment decisions for the Funds, Mr. Fields regularly consults with a team of Delaware portfolio managers utilizing the same investment strategy and with William E. Dodge.

William E. Dodge, Executive Vice President/Chief Investment Officer, received his undergraduate degree and his MBA from the University of Massachusetts. He began his investment career in 1976 as a Portfolio Manager for AIC Incorporated, and subsequently held investment positions with ABS Capital Management, National Bank of Washington, and E.I. du Pont de Nemours Pension Fund. Mr. Dodge later became Chairman of the Investment Policy Committee, Chief Investment Strategist and Co-Chairman of the Stock Selection Committee at Dean Witter Reynolds. Prior to joining Delaware Investments in 1999, Mr. Dodge was President, Director of Marketing, and Senior Portfolio Manager for Marvin & Palmer Associates. He is a CFA Charterholder, a member of the Association for Investment Management and Research, and former President of the Financial Analysts of Wilmington.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments Funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment Manager                                                                             Custodian
Delaware Management Company                                                                    The Chase Manhattan Bank
One Commerce Square                                                                            4 Chase Metrotech Center
Philadelphia, PA 19103                                         The Funds                       Brooklyn, NY 11245

                                Distributor                                 Service agent
                                Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                One Commerce Square                         One Commerce Square
                                Philadelphia, PA 19103                      Philadelphia, PA 19103

Portfolio managers
(see page __ for details)
                                                         Financial Advisers
                                                            Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents provide customer service to shareholders, as well.

Financial advisers Financial advisers provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A

o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o   If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

                              Class A sales charges

---------------------------------------------------------------------------------------------------------------------------
           Amount of purchase               Sales charge as % of       Sales charge as % of      Dealer's commission as %
                                               offering price            amount invested            of offering price
---------------------------------------------------------------------------------------------------------------------------
  Less than $50,000                                 5.75%                      6.10%                       5.00%
---------------------------------------------------------------------------------------------------------------------------
  $50,000 but under $100,000                        4.75%                      4.99%                       4.00%
---------------------------------------------------------------------------------------------------------------------------
  $100,000 but under $250,000                       3.75%                      3.90%                       3.00%
---------------------------------------------------------------------------------------------------------------------------
  $250,000 but under $500,000                       2.50%                      2.56%                       2.00%
---------------------------------------------------------------------------------------------------------------------------
  $500,000 but under $1 million                     2.00%                      2.04%                       1.60%
---------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies.

----------------------------------------- ------------------------- --------------------------- ---------------------------
           Amount of purchase                Sales charge as %         Sales charge as % of       Dealer's commission as
                                             of offering price           amount invested            %of offering price
----------------------------------------- ------------------------- --------------------------- ---------------------------
$1 million up to $5 million                         none                       none                       1.00%
----------------------------------------- ------------------------- --------------------------- ---------------------------
Next $20 million Up to $25 million                  none                       none                       0.50%
----------------------------------------- ------------------------- --------------------------- ---------------------------
Amount over $25 million                             none                       none                       0.25%
----------------------------------------- ------------------------- --------------------------- ---------------------------

Class B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in your Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

------------------------------ --------------------------------------- ------------------------------------------------------------
           Program             How it works                                                 Share class
                                                                             A                 B                           C
------------------------------ --------------------------------------- --------------- --------------------------------------------
Letter of Intent               Through a Letter of Intent you                X         Although the Letter of Intent and Rights
                               agree to invest a certain amount in                     of Accumulation do not apply to the
                               Delaware Investments Funds (except                      purchase of Class B and Class C shares,
                               money market funds with no sales                        you can combine your purchase of Class A
                               charge) over a 13-month period to                       shares with your purchase of Class B and
                               qualify for reduced front-end sales                     Class C shares to fulfill your Letter of
                               charges.                                                Intent or qualify for Rights of
                                                                                       Accumulation.


------------------------------ --------------------------------------- --------------- --------------------------------------------
Rights of Accumulation         You can combine your holdings or              X
                               purchases of all funds in the
                               Delaware Investments family (except
                               money market funds with no sales
                               charge) as well as the holdings and
                               purchases of your spouse and
                               children under 21 to qualify for
                               reduced front-end sales charges.
------------------------------ --------------------------------------- --------------- ---------------------------- ---------------
Reinvestment of Redeemed       Up to 12 months after you redeem        For Class       For Class B, your            Not
Shares                         shares, you can reinvest the            A, you will     account will be credited     available.
                               proceeds without paying a sales         not have to     with the contingent
                               charge as noted to the right.           pay an          deferred sales charge
                                                                       additional      you previously paid on
                                                                       front-end       the amount you are
                                                                       sales           reinvesting. Your
                                                                       charge.         schedule for contingent
                                                                                       deferred sales charges
                                                                                       and conversion to Class
                                                                                       A will not start over
                                                                                       again; it will pick up
                                                                                       from the point at which
                                                                                       you redeemed your
                                                                                       shares.
------------------------------ --------------------------------------- --------------- ---------------------------- ---------------
SIMPLE IRA, SEP IRA,           These investment plans may qualify            X         There is no reduction in sales charges for
SARSEP, Prototype Profit       for reduced sales charges by                            Class B or Class C shares for group
Sharing, Pension, 401(k),      combining the purchases of all                          purchases by retirement plans.
SIMPLE 401(k), 403(b)(7),      members of the group. Members of
and 457 Retirement Plans       these groups may also qualify to
                               purchase shares without a front-end
                               sales charge and may qualify for a
                               waiver of any contingent deferred
                               sales charges.
------------------------------ --------------------------------------- --------------- --------------------------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine a Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in a Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Funds can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act or Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, a Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLine(SM) On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
For Delaware Decatur Equity Income Fund dividends, if any, are paid monthly. For Delaware Growth and Income Fund dividends, if any, are paid quarterly. Capital gains for each fund, if any, are distributed annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain Management Considerations

Investment by fund of funds
Delaware Growth and Income Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on the Fund and Foundation Funds as a result of these transactions.

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request by calling 800.523.1918.

---------------------------------------------------------- -----------------------------------------------------------------------
Delaware Decatur Equity Income Fund                                                    Class A Shares
                                                                                      Year Ended 11/30
---------------------------------------------------------- -----------------------------------------------------------------------
                                                                   2000           1999          1998          1997           1996
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
Net asset value, beginning of period                           [$0.000]        $21.400       $22.580        21.320         19.070
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
Income (loss) from investment operations:
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
Net investment income (1)                                       [0.000]          0.476         0.569         0.600          0.650
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
Net realized & unrealized gain (loss) on investments            [0.000]        (0.916)         1.811         3.940          3.630
                                                                -------        -------         -----         -----          -----
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
Total from investment operations                                [0.000]        (0.440)         2.380         4.540          4.280
                                                                -------        -------         -----         -----          -----
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
Less dividends and distributions:
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
Dividends from net investment income                            [0.000]        (0.540)       (0.490)       (0.600)        (0.690)
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
Distributions from net realized gain on investments             [0.000]        (3.220)       (3.070)       (2.680)        (1.340)
                                                                -------        -------       -------       -------        -------
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
Total dividends and distributions                               [0.000]        (3.760)       (3.560)       (3.280)        (2.030)
                                                                -------        -------       -------       -------        -------
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
Net asset value, end of period                                 [$0.000]        $17.200       $21.400       $22.580        $21.320
                                                               ========        =======       =======       =======        =======
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
Total return (2)                                               [0.000%]        (2.50%)        12.03%        24.78%         24.47%
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
Ratios and supplemental data:
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
Net assets, end of period (000 omitted)                            [$0]     $1,658,696    $1,969,181    $1,906,726     $1,616,315
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
Ratio of expenses to average net assets                         [0.00%]          1.03%         0.90%         0.88%          0.85%
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
Ratio of net investment income to average net assets            [0.00%]          2.59%         2.68%         2.87%          3.40%
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------
Portfolio turnover                                                [00%]            92%           94%           90%           101%
---------------------------------------------------------- ------------- -------------- ------------- ------------- --------------

----------------------------------------------------------------- --------------------------------------------------------------
Delaware Decatur Equity Income Fund                                                      Class B Shares
                                                                                        Year Ended 11/30
----------------------------------------------------------------- --------------------------------------------------------------
                                                                        2000         1999        1998         1997        1996
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------
Net asset value, beginning of period                                [$0.000]      $21.320     $22.480      $21.260     $19.030
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------
Income (loss) from investment operations:
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------
Net investment income (1)                                            [0.000]        0.333       0.403        0.450       0.500
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------
Net realized & unrealized gain (loss) on investments                 [0.000]      (0.918)       1.797        3.900       3.610
                                                                     -------      -------       -----        -----       -----
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------
Total from investment operations                                     [0.000]      (0.585)       2.200        4.350       4.110
                                                                     -------      -------       -----        -----       -----
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------
Less dividends and distributions:
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------
Dividends from net investment income                                 [0.000]      (0.395)     (0.290)      (0.450)     (0.540)
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------
Distributions from net realized gain on investments                  [0.000]      (3.220)     (3.070)      (2.680)     (1.340)
                                                                     -------      -------     -------      -------     -------
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------
Total dividends and distributions                                    [0.000]      (3.615)     (3.360)      (3.130)     (1.880)
                                                                     -------      -------     -------      -------     -------
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------
Net asset value, end of period                                      [$0.000]      $17.120     $21.320      $22.480     $21.260
                                                                    ========      =======     =======      =======     =======
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------
Total return (3)                                                    [0.000%]      (3.27%)      11.14%       23.73%      23.43%
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------
Ratios and supplemental data:
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------
Net assets, end of period (000 omitted)                                 [$0]     $151,332    $169,985     $123,180     $60,689
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------
Ratio of expenses to average net assets                              [0.00%]        1.81%       1.70%        1.68%       1.69%
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------
Ratio of net investment income to average net assets                 [0.00%]        1.81%       1.88%        2.07%       2.56%
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------
Portfolio turnover                                                     [00%]          92%         94%          90%        101%
----------------------------------------------------------------- ----------- ------------ ----------- ------------ -----------

-------------------------------------------------------------------------------------------------------------------------------
Delaware Decatur Equity Income Fund                                                     Class C Shares
                                                                                       Year Ended 11/30
-------------------------------------------------------------------------------------------------------------------------------
                                                                         2000        1999         1998        1997         1996
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Net asset value, beginning of period                                 [$0.000]     $21.420      $22.570     $21.330      $19.080
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Income (loss) from investment operations:
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Net investment income (1)                                             [0.000]       0.332        0.402       0.460        0.510
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Net realized & unrealized gain (loss) on investments                  [0.000]     (0.917)        1.808       3.910        3.630
                                                                      -------     -------        -----       -----        -----
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Total from investment operations                                      [0.000]     (0.585)        2.210       4.370        4.140
                                                                      -------     -------        -----       -----        -----
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Less dividends and distributions:
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Dividends from net investment income                                  [0.000]     (0.395)      (0.290)     (0.450)      (0.550)
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Distributions from net realized gain on investments                   [0.000]     (3.220)      (3.070)     (2.680)      (1.340)
                                                                      -------     -------      -------     -------      -------
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Total dividends and distributions                                     [0.000]     (3.615)      (3.360)     (3.130)      (1.890)
                                                                      -------     -------      -------     -------      -------
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Net asset value, end of period                                       [$0.000]     $17.220      $21.420     $22.570      $21.330
                                                                     ========     =======      =======     =======      =======
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Total return (2)                                                      [0.00%]     (3.25%)       11.14%      23.75%       23.47%
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Ratios and supplemental data:
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Net assets, end of period (000 omitted)                                  [$0]     $19,511      $23,076     $15,343       $4,833
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Ratio of expenses to average net assets                               [0.00%]       1.81%        1.70%       1.68%        1.69%
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Ratio of net investment income to average net assets                  [0.00%]       1.81%        1.88%       2.07%        2.56%
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Portfolio turnover                                                      [00%]         92%          94%         90%         101%
----------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------

(1) The average shares outstanding method has been applied for the year ended November 30, 1999.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

Financial highlights (continued)

----------------------------------------------------------- -------------------------------------------------------------------
Delaware Growth and Income Fund                                                       Class A Shares
                                                                                     Year Ended 11/30
----------------------------------------------------------- -------------------------------------------------------------------
                                                                    2000         1999          1998          1997         1996
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------
Net asset value, beginning of period                            [$0.000]      $19.120       $19.230       $17.520      $15.610
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------
Income (loss) from investment operations:
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------
Net investment income (1)                                        [0.000]        0.221         0.280         0.280        0.340
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------
Net realized & unrealized gain (loss) on investments             [0.000]      (0.556)         1.930         3.610        3.210
                                                                 -------      -------         -----         -----        -----
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------
Total from investment operations                                 [0.000]      (0.335)         2.210         3.890        3.550
                                                                 -------      -------         -----         -----        -----
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------
Less dividends and distributions:
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------
Dividends from net investment income                             [0.000]      (0.235)       (0.240)       (0.330)      (0.350)
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------
Distributions from net realized gain on investments              [0.000]      (2.200)       (2.080)       (1.850)      (1.290)
                                                                 -------      -------       -------       -------      -------
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------
Total dividends and distributions                                [0.000]      (2.435)       (2.320)       (2.180)      (1.640)
                                                                 -------      -------       -------       -------      -------
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------
Net asset value, end of period                                  [$0.000]      $16.350       $19.120       $19.230      $17.520
                                                                ========      =======       =======       =======      =======
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------
Total return (2)                                                [0.000%]      (2.00%)        12.70%        25.26%       24.89%
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------
Ratios and supplemental data:
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------
Net assets, end of period (000 omitted)                             [$0]     $871,409    $1,006,642      $863,855     $670,912
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------
Ratio of expenses to average net assets                          [0.00%]        1.20%         1.13%         1.13%        1.11%
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------
Ratio of net investment income to average net assets             [0.00%]        1.28%         1.52%         1.60%        2.21%
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------
Portfolio turnover                                                 [00%]          94%           87%           69%          87%
----------------------------------------------------------- ------------- ------------ ------------- ------------- ------------

---------------------------------------------------------- ------------------------------------------------------------
Delaware Growth and Income Fund                                                  Class B Shares
                                                                                Year Ended 11/30
---------------------------------------------------------- ------------------------------------------------------------
                                                                 2000         1999        1998        1997        1996
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------
Net asset value, beginning of period                         [$0.000]      $19.090     $19.200     $17.460     $15.560
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------
Income (loss) from investment operations:
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------
Net investment income (1)                                     [0.000]        0.100       0.151       0.170       0.230
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------
Net realized & unrealized gain (loss) on investments          [0.000]      (0.560)       1.917       3.600       3.200
                                                              -------      -------       -----       -----       -----
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------
Total from investment operations                              [0.000]      (0.460)       2.068       3.770       3.430
                                                              -------      -------       -----       -----       -----
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------
Less dividends and distributions:
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------
Dividends from net investment income                          [0.000]      (0.130)     (0.098)     (0.180)     (0.240)
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------
Distributions from net realized gain on investments           [0.000]      (2.200)     (2.080)     (1.850)     (1.290)
                                                              -------      -------     -------     -------     -------
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------
Total dividends and distributions                             [0.000]      (2.330)     (2.178)     (1.850)     (1.530)
                                                              -------      -------     -------     -------     -------
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------
Net asset value, end of period                               [$0.000]      $16.300     $19.090     $19.200     $17.460
                                                             ========      =======     =======     =======     =======
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------
Total return (3)                                              [0.00%]      (2.72%)      11.92%      24.45%      24.01%
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------
Ratios and supplemental data:
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------
Net assets, end of period (000 omitted)                          [$0]     $213,533    $218,584    $135,737     $53,467
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------
Ratio of expenses to average net assets                       [0.00%]        1.90%       1.83%       1.83%       1.81%
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------
Ratio of net  investment income to average net assets         [0.00%]        0.58%       0.82%       0.90%       1.53%
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------
Portfolio turnover rate                                         [00%]          94%         87%         69%         87%
---------------------------------------------------------- ----------- ------------ ----------- ----------- -----------

----------------------------------------------------------  ------------------------------------------------------------
Delaware Growth and Income Fund                                                   Class C Shares
                                                                                 Year Ended 11/30
----------------------------------------------------------  ------------------------------------------------------------
                                                                   2000        1999        1998        1997         1996
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------
Net asset value, beginning of period                           [$0.000]     $19.050     $19.160     $17.430      $15.610
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------
Income (loss) from investment operations:
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------
Net investment income (1)                                       [0.000]       0.100       0.153       0.170        0.330
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------
Net realized & unrealized gain (loss) on investments            [0.000]     (0.550)       1.915       3.590        3.100
                                                                -------     -------       -----       -----        -----
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------
Total from investment operations                                [0.000]     (0.450)       2.068       3.760        3.430
                                                                -------     -------       -----       -----        -----
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------
Less dividends and distributions:
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------
Dividends from net investment income                            [0.000]     (0.130)     (0.098)     (0.180)      (0.320)
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------
Distributions from net realized gain on investments             [0.000]     (2.200)     (2.080)     (1.850)      (1.290)
                                                                -------     -------     -------     -------      -------
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------
Total dividends and distributions                               [0.000]     (2.330)     (2.178)     (2.030)      (1.610)
                                                                -------     -------     -------     -------      -------
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------
Net asset value, end of period                                 [$0.000]     $16.270     $19.050     $19.160      $17.430
                                                               ========     =======     =======     =======      =======
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------
Total return (3)                                                [0.00%]     (2.71%)      12.00%      24.44%       24.04%
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------
Ratios and supplemental data:
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------
Net assets, end of period (000 omitted)                            [$0]     $45,026     $48,683     $26,231       $7,591
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------
Ratio of expenses to average net assets                         [0.00%]       1.90%       1.83%       1.83%        1.81%
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------
Ratio of net  investment income to average net assets           [0.00%]       0.58%       0.82%       0.90%        1.53%
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------
Portfolio turnover rate                                           [00%]         94%         87%         69%          87%
----------------------------------------------------------  ------------ ----------- ----------- ----------- ------------

(1) The average shares outstanding method has been applied for per share information for the year ended November 30, 1999.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's investment after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, would be listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the percentage increase or decrease in the value of a share of a fund during specific periods, in this case, annual periods. In calculating this figure for the financial highlights table, we include fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of total investment that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover rate has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Similar to depreciated value, amortized cost reflects the value of a fixed-income security adjusted to account for any premium that was paid above the par value when the security was purchased. The purpose of amortization is to reflect resale or redemption value.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price prior to maturity changes and typically is inversely related to current interest rates. Generally, when interest rates rise, prices fall, and when interest rates fall, prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's. This exchange rate varies almost daily according to a wide range of political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining a fund's portfolio of securities. They are paid from a fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invest is returned to you at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities issued by U.S. government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is measured by the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Investment grade
A bond with a "bond" rating in one of the four highest ratings categories by an NRSRO or, if unrated, that the manager believes is of comparable quality.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as a percentage of the fund's net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASDR (SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).

NAV (Net asset value)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest. Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Price Stock Price Index
The Standard & Poor's 500 Composite Stock Price Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's Prospectus that provides more detailed information about a fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at One Commerce Square, Philadelphia, PA 19103-7042, or call toll-free 800.523.1918. You may also obtain additional information about the Funds from your financial adviser.

You can find reports and other information about the Funds on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202.942.8090.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-750

-------------------------------------------------------- ------------------------------------------ --------------------------------
Fund Symbols                                             CUSIP                                      NASDAQ
-------------------------------------------------------- ------------------------------------------ --------------------------------
Delaware Decatur Equity Income Fund A Class              245907100                                  DELDX
-------------------------------------------------------- ------------------------------------------ --------------------------------
Delaware Decatur Equity Income Fund B Class              245907605                                  DEIBX
-------------------------------------------------------- ------------------------------------------ --------------------------------
Delaware Decatur Equity Income Fund C Class              245907704                                  DECCX
-------------------------------------------------------- ------------------------------------------ --------------------------------
-------------------------------------------------------- ------------------------------------------ --------------------------------
Delaware Growth and Income Fund A Class                  245907209                                  DEDTX
-------------------------------------------------------- ------------------------------------------ --------------------------------
Delaware Growth and Income Fund B Class                  245907506                                  DEOBX
-------------------------------------------------------- ------------------------------------------ --------------------------------
Delaware Growth and Income Fund C Class                  245907803                                  DTRCX
-------------------------------------------------------- ------------------------------------------ --------------------------------

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

P-001 [--] PP 01/00

                                January 29, 2001

                       DELAWARE DECATUR EQUITY INCOME FUND

                         DELAWARE GROWTH AND INCOME FUND

                 Supplement to Prospectus dated January 29, 2001

         The following provides information regarding each Fund's current investment objective and strategies, which are effective until the close of business on March 28, 2001. Beginning March 29, 2001, the investment objectives and strategies of the Funds will change and the descriptions in the Prospectus will become effective.

Delaware Decatur Equity Income Fund
         Until replaced, the current investment objective of Delaware Decatur Equity Income Fund is as follows.

         Current investment objective:

         Delaware Decatur Equity Income Fund seeks to provide the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.

         The new investment objective effective on March 29, 2001 can be found in the first sentence in Delaware Decatur Equity Income Fund's Profile in the section of the Prospectus entitled "What is the Fund's goal?"

         Until replaced, the current main investment strategies relating to equity investments of Delaware Decatur Equity Income Fund are as follows.

         Current main investment strategies relating to equity investments:

         We invest primarily in dividend-paying stocks of large, well-established companies. Typically, we consider buying a stock when its dividend yield is higher than the average of the unmanaged S&P 500 Composite Stock Price Index. The manager then considers the financial strength of the company, its management and any developments affecting the security, the company or its industry. If the yield on a stock in the portfolio falls below the average of the S&P 500 Index, we generally sell that stock.

         The new main equity investment strategies effective on March 29, 2001 can be found in the first paragraph in Delaware Decatur Equity Income Fund's Profile in the section of the Prospectus entitled "What are the Fund's main investment strategies?"

         Until replaced, additional information relating to the current equity investment strategies of Delaware Decatur Equity Income Fund is as follows.

         Additional information relating to the current equity investment strategies:

         We invest primarily in the common stocks of established companies that we believe have long-term total return potential. These stocks offer both current income through dividends and capital growth potential through increases in stock prices. This focus on stocks with high dividend yields is generally considered to be a value-oriented investment approach.

         Additional information about the Fund's new equity investment strategies effective on March 29, 2001 can be found in the second paragraph under Delaware Decatur Equity Income Fund in the section of the Prospectus entitled "How we manage the Funds" -- "Our investment strategies."

Delaware Growth and Income Fund
         Until replaced, the current investment objective of Delaware Growth and Income Fund is as follows.

         Current investment objective:

         Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal.

         The new investment objective effective on March 29, 2001 can be found in the first sentence in Delaware Growth and Income Fund's Profile in the section of the Prospectus entitled "What is the Fund's goal?"

         Until replaced, the current main investment strategies of Delaware Growth and Income Fund are as follows.

         We invest primarily in dividend-paying stocks of large, well-established companies. Typically, we consider buying a stock when its dividend yield is higher than the average of the unmanaged S&P 500 Composite Stock Price Index. We then consider the financial strength of the company, its management and any developments affecting the security, the company or its industry. If the yield on a stock in the portfolio falls below the average of the S&P 500 Index, we generally sell that stock.

         The new main investment strategies effective on March 29, 2001 can be found in Delaware Growth and Income Fund's Profile in the section of the Prospectus entitled "What are the Fund's main investment strategies?"

         Until replaced, additional information relating to the current investment strategies of Delaware Growth and Income Fund is as follows.

         Additional information relating to the current investment strategies:

         We invest primarily in the common stocks of established companies that we believe have long-term total return potential. These stocks offer both current income through dividends and capital growth potential through possible increases in stock prices. This focus on stocks with high dividend yields is generally considered to be a value-oriented investment approach.

         Additional information about the Fund's new investment strategies effective on March 29, 2001 can be found in second paragraph under Delaware Growth and Income Fund in the section of the Prospectus entitled "How we manage the Funds" -- "Our investment strategies."

Both Funds
         Until the investment strategies of the Funds are replaced on March 29, 2001, following is the first sentence in the first paragraph in the section of the Prospectus entitled "How we manage the Funds" -- "Our investment strategies."

         We first identify companies that we believe have above-average dividend yields compared to the unmanaged S&P 500 Composite Stock Price Index, a commonly used measure of U.S. stocks.

         Until the investment strategies of the Funds are replaced, the description of how the Funds use common stocks is as follows.

Current description of how the Funds' use common stocks:

 ------------------------------------------------------------------------------------------------------------------
 Securities                                                          How we use them
 ------------------------------------------------------------------------------------------------------------------
                                           Delaware Decatur Equity Income       Delaware Growth and Income Fund
                                                        Fund
 ------------------------------------------------------------------------------------------------------------------
 Common stocks: Securities that           Generally, we invest 85% to           Generally, we invest 90% to
 represent shares of ownership in a       100% of net assets in                 100% of net assets in
 corporation. Stockholders                dividend-paying common stocks.        dividend-paying common stocks.
 participate in the corporation's
 profits and losses, proportionate to
 the number of shares they own.
 ------------------------------------------------------------------------------------------------------------------

The new description relating to how the Funds will use common stocks effective March 29, 2001 is in the section of the Prospectus entitled "The securities we typically invest in."

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                       Delaware Decatur Equity Income Fund
                         Delaware Growth and Income Fund

                               Institutional Class




                                   Prospectus
                                January 29, 2001


                               Total Return Funds

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profiles                                  page
Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund

How we manage the Funds                        page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                          page
Investment manager
Portfolio manager
Fund administration (Who's who)

About your account                             page
Investing in the Funds
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges

Dividends, distributions and taxes

Certain management considerations

Financial highlights                           page

Profile: Delaware Decatur Equity Income Fund


What is the Fund's goal?
Delaware Decatur Equity Income Fund seeks high current income and capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in dividend-paying stocks of large, well-established companies. Typically, we consider buying a stock when we believe it is undervalued and has the potential to increase in price. We consider the financial strength of the company, its management and any developments affecting the security, the company or its industry.


Delaware Decatur Equity Income Fund also may invest up to 15% of its net assets in high-yield, higher risk corporate bonds, commonly known as junk bonds. These bonds involve the risk that the issuing company may be unable to pay interest or repay principal. However, they can offer high income potential which we believe can make a positive contribution to the Fund's performance.


What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock and bond prices which could be caused by a drop in the stock market, interest rate changes, problems in the economy or poor performance from particular companies or industries.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page __.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
       o   Investors with long-term financial goals.
       o   Investors looking for growth potential combined with regular income.
       o Investors looking for supplemental monthly income from an investment that also offers possible protection against inflation.

Who should not invest in the Fund
       o   Investors with short-term financial goals.
       o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
       o   Investors seeking an investment primarily in fixed-income securities.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware Decatur Equity Income Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how the returns for the Fund's Institutional Class shares have varied over the past ten calendar years, as well as average annual returns for one-, five- and ten-year periods. The Fund's Institutional Class commenced operations on January 13, 1994. Return information for the Institutional Class for the periods prior to the time the Class commenced operations is calculated by taking the performance of the Fund's A Class and eliminating all sales charges that apply to Class A shares. The Fund's past performance does not necessarily indicate how it will perform in the future.

[bar chart]

Year-by-year total return (Institutional Class)

-------------- ------------ ------------ ------------ ------------ ------------ ----------- ------------ ------------ ------------
1991           1992         1993         1994         1995         1996         1997        1998         1999         2000
-------------- ------------ ------------ ------------ ------------ ------------ ----------- ------------ ------------ ------------
21.78%         8.80%        15.35%       -0.69%       33.06%       20.51%       29.96%      10.10%       -3.45%       [0.00%]
-------------- ------------ ------------ ------------ ------------ ------------ ----------- ------------ ------------ ------------

As of November 30, 2000, the Fund's Institutional Class shares had a calendar year-to-date return of [0.00%]. During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was [0.00%] for the quarter ended [ __________ ] and its lowest quarterly return was [0.00%] for the quarter ended [ __________ ].

                                                                               Average annual returns for periods ending 12/31/00

------------------- ------------------------------------------------------ -------------------------------------------------------
                    Institutional Class (Inception 1/13/94)                S&P 500 Composite Stock Price Index
------------------- ------------------------------------------------------ -------------------------------------------------------

------------------- ------------------------------------------------------ -------------------------------------------------------
1 year                                     [0.00%]                                                [0.00%]
------------------- ------------------------------------------------------ -------------------------------------------------------
5 years                                    [0.00%]                                                [0.00%]
------------------- ------------------------------------------------------ -------------------------------------------------------
10 years                                   [0.00%]                                                [0.00%]
------------------- ------------------------------------------------------ -------------------------------------------------------


The Fund's returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

What are Delaware Decatur Equity Income Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

------------------------------------------------------- ----------
Maximum sales charge (load) imposed on purchases as a        none
percentage of offering price
------------------------------------------------------- ----------
Maximum contingent deferred sales charge (load) as a         none
percentage of original purchase price or redemption price,
whichever is lower
------------------------------------------------------- ----------
Maximum sales charge (load) imposed on reinvested            none
dividends
------------------------------------------------------- ----------
Redemption fees                                              none
------------------------------------------------------- ----------
Exchange fees(1)                                             none
------------------------------------------------------- ----------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------- -----------
Management fees                                            [0.00%]
------------------------------------------------------- -----------
Distribution and service (12b-1) fees                         none
------------------------------------------------------- -----------
Other expenses                                             [0.00%]
------------------------------------------------------- -----------
Total operating expenses                                   [0.00%]
------------------------------------------------------- -----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------- ------------
1 year                [$000]
---------------- ------------
3 years               [$000]
---------------- ------------
5 years               [$000]
---------------- ------------
10 years              [$000]
---------------- ------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.


(2) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

Profile: Delaware Growth and Income Fund


What is the Fund's goal?
Delaware Growth and Income Fund seeks capital appreciation with current income as a secondary objective. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in common stocks of large, well-established companies. Typically, we consider buying a stock when we believe it is undervalued and has the potential to increase in price. We consider the financial strength of the company, its management and any developments affecting the security, the company or its industry.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment will increase and decrease according to changes in the value of the securities in Fund's portfolio. This Fund will be particularly affected by declines in stock prices, which could be caused by a drop in the stock market or poor performance from particular companies or industries.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page __.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o   Investors with long-term financial goals.
o   Investors seeking long-term capital appreciation.
o   Investors seeking an investment primarily in common stocks.
o Investors seeking moderate quarterly income with the opportunity for inflation protection.


Who should not invest in the Fund
o   Investors seeking an investment primarily in fixed-income securities.
o   Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware Growth and Income Fund performed?


This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past ten calendar years, as well as average annual returns for one-, five- and ten-year periods. The Fund's Institutional Class commenced operations on July 26, 1993. Return information for the Institutional Class for the periods prior to the time the Class commenced operations is calculated by taking the performance of the Fund's A Class and eliminating all sales charges that apply to Class A shares. However, for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The Fund's past performance does not necessarily indicate how it will perform in the future.

[bar chart]

Year-by-year total return (Institutional Class)

-------------- ------------ ------------ ----------- ------------ ------------ ------------ ----------- ------------ ------------
1991           1992         1993         1994        1995         1996         1997         1998        1999         2000
-------------- ------------ ------------ ----------- ------------ ------------ ------------ ----------- ------------ ------------
20.40%         8.17%        15.08%       -0.29%      36.96%       20.38%       31.56%       10.90%      -2.95%       [0.00%]
-------------- ------------ ------------ ----------- ------------ ------------ ------------ ----------- ------------ ------------

As of November 30, 2000, the Fund's Institutional Class shares had a calendar year-to-date return of [0.00%]. During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was [0.00%] for the quarter ended [ __________ ] and its lowest quarterly return was [0.00%] for the quarter ended [ __________ ].

                                                                               Average annual returns for periods ending 12/31/00

---------------------- ---------------------------------------------------- -----------------------------------------------------
                            Institutional Class (Inception 7/26/93)              S&P 500 Composite Stock Price Index
---------------------- ---------------------------------------------------- -----------------------------------------------------
1 year                                       [0.00%]                                              [0.00%]
---------------------- ---------------------------------------------------- -----------------------------------------------------
5 years                                      [0.00%]                                              [0.00%]
---------------------- ---------------------------------------------------- -----------------------------------------------------
10 years                                     [0.00%]                                              [0.00%]
---------------------- ---------------------------------------------------- -----------------------------------------------------


The Fund's returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

What are Delaware Growth and Income Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

------------------------------------------------------- ----------
Maximum sales charge (load) imposed on purchases as a        none
percentage of offering price
------------------------------------------------------- ----------
Maximum contingent deferred sales charge (load) as a         none
percentage of original purchase price or redemption price,
whichever is lower
------------------------------------------------------- ----------
Maximum sales charge (load) imposed on reinvested            none
dividends
------------------------------------------------------- ----------
Redemption fees                                              none
------------------------------------------------------- ----------
Exchange fees(1)                                             none
------------------------------------------------------- ----------

Annual fund operating expenses are deducted from the Fund's assets.


------------------------------------------------------- -----------
Management fees                                            [0.00%]
------------------------------------------------------- -----------
Distribution and service (12b-1) fees                         none
------------------------------------------------------- -----------
Other expenses                                             [0.00%]
------------------------------------------------------- -----------
Total operating expenses                                   [0.00%]
------------------------------------------------------- -----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------- ------------
1 year                [$000]
---------------- ------------
3 years               [$000]
---------------- ------------
5 years               [$000]
---------------- ------------
10 years              [$000]
---------------- ------------


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.


(2) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

How we manage the Funds


Our investment strategies
We research individual companies and analyze economic and market conditions, seeking to identify the securities that we believe are the best investments for each Fund. Following are descriptions of how we pursue the Funds' investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques.


Delaware Decatur Equity Income Fund
Delaware Decatur Equity Income Fund is a total return fund that invests primarily in stocks, but also in corporate bonds. It strives to provide high current income and capital appreciation to its shareholders.


We invest primarily in the common stocks of established companies that we believe have long-term total return potential. The Fund pursues what is generally considered to be a value-oriented investment approach. We may consider valuation characteristics such as dividend yield and share repurchase activity, among others, in seeking stocks we believe are undervalued.


To help supplement the dividend income provided by the stocks in the portfolio, the Fund may also invest up to 15% of its net assets in high-yield, higher risk corporate bonds. The companies that issue these bonds do not generally have good credit ratings. As a result, the bonds generally pay more interest than better quality bonds. We carefully evaluate individual bonds before they are purchased and monitor them carefully while in the portfolio. We look closely at each company and the characteristics of the bond to better judge whether the company will be able to pay interest and repay principal.

We conduct ongoing analyses of both the stock and bond markets to determine how much of the portfolio should be allocated to stocks and how much to high-yield bonds.


Delaware Growth and Income Fund
Delaware Growth and Income Fund is also a total return fund, but it generally does not hold bonds in the portfolio. This Fund's objective is to provide capital appreciation. It also seeks to provide a moderate amount of current income.

We invest primarily in the common stocks of established companies that we believe have long-term total return potential. The Fund pursues what is generally considered to be a value-oriented investment approach. We may consider valuation characteristics such as dividend yield, share repurchase activity, price-to-earnings ratio and cash flow, among others, in seeking stocks we believe are undervalued.

Both Funds

Delaware Growth and Income Fund offers slightly greater growth potential and slightly less income potential than Delaware Decatur Equity Income Fund due to its greater focus on common stocks.


Each Fund's investment objective is non-fundamental. This means the Board of Trustees may change an objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks generally offer investors the potential for capital appreciation, and may pay dividends as well. High-yield bonds generally offer the potential for greater income payments than stocks, and also may provide capital appreciation.



----------------------------------------------------- -----------------------------------------------------------------------
       Securities                                                               How we use them
----------------------------------------------------- ----------------------------------- -----------------------------------
                                                           Delaware Decatur Equity         Delaware Growth and Income Fund
                                                                 Income Fund
----------------------------------------------------- ----------------------------------- -----------------------------------
Common stocks:  Securities that represent shares of     Generally, we invest at least       Generally, we invest 90% to
ownership in a corporation. Stockholders                65% to 100% of net assets in        100% of net assets in common
participate in the corporation's profits and            dividend-paying common stocks.      stocks.
losses, proportionate to the number of shares they
own.
----------------------------------------------------- ----------------------------------- -----------------------------------
High-yield corporate bonds: Securities that are         Delaware Decatur Equity Income      Delaware Growth and Income Fund
rated lower than investment grade by a nationally       Fund may invest up to 15% of net    generally does not invest in
recognized statistical ratings organization (NRSRO)     assets in high-yield corporate      high-yield corporate bonds.
or, if unrated, that we believe are of comparable       bonds, typically those rated B or
quality. These securities are considered to be of       BB by an NRSRO.
poor standing and predominately speculative.
----------------------------------------------------- ----------------------------------- -----------------------------------
American Depositary Receipts: ADRs are issued by a      We may invest without limitation in ADRs.  We may hold ADRs when we
U.S. bank and represent the bank's holdings of a        believe they offer greater appeciation potential than U.S. securities.
stated number of shares of a foreign corporation. An
ADR entitles the holder to all dividends and capital
gains earned by the underlying foreign shares.
ADRs are bought and sold the same as U.S. securities.
------------------------------------------------------ -----------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer,    Typically, we use repurchase agreements as a short-term investment
such as a Fund, and a seller of securities, in which    for a Fund's cash position. In order to enter into these repurchase
the seller agrees to buy the securities back within     agreements, a Fund must have collateral of at least 102% of the
a specified time at the same price the buyer paid       repurchase price. The Fund will only enter into repurchase
for them, plus an amount equal to an agreed upon        agreements in which the collateral is comprised of U.S. government
interest rate. Repurchase agreements are often          securities.
viewed as equivalent to cash.
------------------------------------------------------ -----------------------------------------------------------------------
Restricted securities: Privately placed securities      We may invest in privately placed securities, including those that
whose resale is restricted under securities law.        are eligible for resale only among certain institutional buyers without registration, which are commonly known as Rule 144A
                                                        Securities.
------------------------------------------------------ -----------------------------------------------------------------------
Illiquid securities: Securities that do not have a      We may invest up to 10% of a Fund's total assets in illiquid
ready market, and cannot be easily sold within seven    securities.
days at approximately the price that a fund has
valued them.
------------------------------------------------------ -----------------------------------------------------------------------

The Funds are permitted to invest in all available types of equity securities including preferred stocks, rights and warrants and convertible securities. The Funds may also invest in fixed-income securities and enter into futures and options transactions for hedging purposes. Please see the Statement of Additional Information for additional information on these securities as well as those listed in the table above.

Lending securities Each Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions, if any, may generate additional income for the Funds.

Borrowing from banks Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Funds being unable to meet their investment objectives.

Temporary defensive positions For temporary defensive purposes, we may hold a substantial part of each Fund's assets in cash or cash equivalents. To the extent that a Fund holds these securities, the Fund may be unable to achieve its investment objective.

Portfolio turnover Both Funds anticipate that their annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.


---------------------------------------------- --------------------------------------------------------------------------------
                    Risks                                               How we strive to manage them
---------------------------------------------- --------------------------------------------------------------------------------
                                                    Delaware Decatur Equity                   Delaware Growth and
                                                          Income Fund                             Income Fund

---------------------------------------------- --------------------------------------------------------------------------------
Market risk is the risk that all or a          We maintain a long-term investment approach and focus on stocks we believe can
majority of the securities in a certain        appreciate over an extended time frame regardless of interim market
market -- like the stock or bond market --     fluctuations. We do not try to predict overall stock market movements and
will decline in value because of factors       generally do not trade for short-term purposes.
such as economic conditions, future
expectations or investor confidence.
---------------------------------------------- --------------------------------------------------------------------------------
Industry and security risk is the risk that    We limit the amount of each Fund's assets invested in any one industry and in
the value of securities in a particular        any individual security. We also follow a rigorous selection process before
industry or the value of an individual stock   choosing securities for the portfolios.
or bond will decline because of changing
expectations for the performance of that
industry or for the individual company issuing
the stock or bond.
---------------------------------------------- --------------------------------------- ----------------------------------------
Interest rate risk is the risk that            We limit the amount of high-yield       Delaware Growth and Income Fund does
securities will decrease in value if           bonds in the portfolio to 15% of net    not generally hold a significant
interest rates rise. The risk is greater for   assets.                                 portion of its assets in bonds, so
bonds with longer maturities than for those                                            interest rate risk is not a major risk
with shorter maturities.                                                               in this Fund.
---------------------------------------------- --------------------------------------- ----------------------------------------
Credit risk is the risk that a bond's issuer   We limit the amount of high-yield       Delaware Growth and Income Fund is
will be unable to make timely payments of      bonds in the portfolio to 15% of net    generally not subject to credit risk.
interest and principal.                        assets. We typically invest in bonds
                                               rated BB or B and do not invest
                                               in bonds rated below C or Ca by
                                               an NRSRO, or, if unrated, that we
                                               believe are of comparable
                                               quality. This limitation,
                                               combined with our careful,
                                               credit-oriented bond selection
                                               and our commitment to hold a
                                               diversified selection of
                                               high-yield bonds are designed to
                                               manage this risk.
---------------------------------------------- --------------------------------------------------------------------------------
Foreign risk is the risk that foreign          We typically invest only a small portion of each Fund's portfolio in foreign
securities may be adversely affected by        corporations through American Depositary Receipts. When we do purchase ADRs,
political instability, changes in currency     they are generally denominated in U.S. dollars and traded on a U.S. exchange.
exchange rates, foreign economic conditions
or inadequate regulatory and accounting
standards.
---------------------------------------------- --------------------------------------------------------------------------------


------------------------------------- -----------------------------------------------------------------------------------
               Risks                                             How we strive to manage them
------------------------------------- ----------------------------------------- -----------------------------------------
                                              Decatur Equity Income Fund                  Growth and Income Fund


------------------------------------- -----------------------------------------------------------------------------------
Liquidity risk is the possibility     We limit exposure to illiquid securities.
that securities cannot be readily
sold within seven days at
approximately the price
that a fund has valued them.
------------------------------------- -----------------------------------------------------------------------------------

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid fees for the last fiscal year as follows:

Investment management fees



------------------------------------------------------------------- -------------------- ------------------
                                                                     Delaware Decatur     Delaware Growth
                                                                    Equity Income Fund    and Income Fund
------------------------------------------------------------------- -------------------- ------------------
As a percentage of average daily net assets                                [0%]                [0%]
------------------------------------------------------------------- -------------------- ------------------

Portfolio managers

John B. Fields, Senior Vice President/Senior Portfolio Manager, has primary responsibility for making day-to-day investment decisions for each Fund. He has been Senior Portfolio Manager for Delaware Decatur Equity Income Fund since 1993 and for Delaware Growth and Income Fund since 1992. Mr. Fields, who has 29 years' experience in investment management, earned a bachelor's degree and an MBA from Ohio State University. Before joining Delaware Investments in 1992, he was Director of Domestic Equity Risk Management at DuPont. Prior to that time, he was Director of Equity Research at Comerica Bank. Mr. Fields is a member of the Financial Analysts Society of Wilmington, Delaware. In researching securities and making investment decisions for the Funds, Mr. Fields regularly consults with a team of Delaware portfolio managers utilizing the same investment strategy and with William E. Dodge.


William E. Dodge, Executive Vice President/Chief Investment Officer, received his undergraduate degree and his MBA from the University of Massachusetts. He began his investment career in 1976 as a Portfolio Manager for AIC Incorporated, and subsequently held investment positions with ABS Capital Management, National Bank of Washington, and E.I. du Pont de Nemours Pension Fund. Mr. Dodge later became Chairman of the Investment Policy Committee, Chief Investment Strategist and Co-Chairman of the Stock Selection Committee at Dean Witter Reynolds. Prior to joining Delaware Investments in 1999, Mr. Dodge was President, Director of Marketing, and Senior Portfolio Manager for Marvin & Palmer Associates. He is a CFA Charterholder, a member of the Association for Investment Management and Research, and former President of the Financial Analysts of Wilmington.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments Funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]


                                                         Board of Trustees
Investment Manager                                                                             Custodian
Delaware Management Company                                                                    The Chase Manhattan Bank
One Commerce Square                                                                            4 Chase Metrotech Center
Philadelphia, PA 19103                                         The Funds                       Brooklyn, NY 11245

                                Distributor                                 Service agent
                                Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                One Commerce Square                         One Commerce Square
                                Philadelphia, PA 19103                      Philadelphia, PA 19103

Portfolio managers
(see page __ for details)
                                                            Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.


Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.


Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents provide customer service to shareholders, as well.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.




About your account

Investing in the Funds

Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;


o tax-exempt employee benefit plans of the Funds' manager or its affiliates and of securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the Funds' manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of a Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes. Use of Institutional Class shares is restricted to advisers who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients.

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]


By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]


Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine a Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]


By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]


By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.


[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. You may have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below $250, a Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.


Dividends, distributions and taxes
For Delaware Decatur Equity Income Fund dividends, if any, are paid monthly. For Delaware Growth and Income Fund dividends, if any, are paid quarterly. Capital gains for each fund, if any, are distributed annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.


Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.


We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations


Investments by fund of funds
Delaware Growth and Income Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on the Fund and Foundation Funds as a result of these transactions.

Financial highlights


The financial highlights table is intended to help you understand the Funds' financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request by calling 800.523.1918.

--------------------------------------------------------- --------------------------------------------------------------------------
Delaware Decatur Equity Income Fund                                                Institutional Class
                                                                                     Year Ended 11/30
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
                                                               2000        1999            1998             1997             1996
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------

--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
Net asset value, beginning of period                       [$0.000]     $21.400         $22.570          $21.310          $19.060
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------

--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
Income (loss) from investment operations:
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
Net investment income (1)                                   [0.000]       0.516           0.612            0.650            0.690
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
Net realized and unrealized gain (loss) on investments      [0.000]     (0.913)           1.808            3.930            3.620
                                                            -------     -------           -----            -----            -----
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
Total from investment operations                            [0.000]     (0.397)           2.420            4.580            4.310
                                                            -------     -------           -----            -----            -----
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------

--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
Less dividends and distributions:
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
Dividends from net investment income                        [0.000]     (0.583)         (0.520)          (0.640)          (0.720)
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
Distributions from net realized gain on investments         [0.000]     (3.220)         (3.070)          (2.680)          (1.340)
                                                            -------     -------         -------          -------          -------
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
Total dividends and distributions                           [0.000]     (3.803)         (3.590)          (3.320)          (2.060)
                                                            -------     -------         -------          -------          -------
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------

--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
Net asset value, end of period                             [$0.000]     $17.200         $21.400          $22.570          $21.310
                                                           ========     =======         =======          =======          =======
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------

--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
Total return (2)                                            [0.00%]     (2.27%)          12.25%           25.02%           24.65%
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------

--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
Ratios and supplemental data:
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
Net assets, end of period (000 omitted)                        [$0]     $89,128        $243,245         $278,384         $244,048
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
Ratio of expenses to average net assets                     [0.00%]       0.81%           0.70%            0.68%            0.69%
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
Ratio of net investment income to average net assets        [0.00%]       2.81%           2.88%            3.07%            3.56%
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------
Portfolio turnover                                            [00%]         92%             94%              90%             101%
--------------------------------------------------------- ---------- ----------- --------------- ---------------- ----------------

(1) The average shares outstanding method has been applied for per share information for the year ended November 30, 1999.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.


--------------------------------------------------------- --------------------------------------------------------------------------
Delaware Growth and Income Fund                                                   Institutional Class
                                                                                    Year Ended 11/30
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
                                                                2000         1999            1998             1997             1996
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------

--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
Net asset value, beginning of period                        [$0.000]      $19.150         $19.260          $17.570          $15.650
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------

--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
Income (loss) from investment operations:
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
Net investment income(1)                                     [0.000]        0.273           0.346            0.350            0.370
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
Net realized and unrealized gain (loss) on investments       [0.000]      (0.553)           1.917            3.600            3.230
                                                             -------      -------           -----            -----            -----
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
Total from investment operations                             [0.000]      (0.280)           2.263            3.950            3.600
                                                             -------      -------           -----            -----            -----
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------

--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
Less dividends and distributions:
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
Dividends from net investment income                         [0.000]      (0.300)         (0.293)          (0.410)          (0.390)
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
Distributions from net realized gain on investments          [0.000]      (2.200)         (2.080)          (1.850)          (1.290)
                                                                          -------         -------          -------          -------
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
Total dividends and distributions                            [0.000]      (2.500)         (2.373)          (2.260)          (1.680)
                                                                          -------         -------          -------          -------
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------

--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
Net asset value, end of period                              [$0.000]      $16.370         $19.150          $19.260          $17.570
                                                            ========      =======         =======          =======          =======
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------

--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
Total return(2)                                              [0.00%]      (1.68%)          13.07%           25.65%           25.24%
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------

--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
Ratios and supplemental data:
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
Net assets, end of period (000 omitted)                         [$0]     $117,377        $112,381          $78,813          $45,958
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
Ratio of expenses to average net assets                      [0.00%]        0.90%           0.83%            0.83%            0.81%
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
Ratio of net investment income to average net assets         [0.00%]        1.58%           1.83%            1.90%            2.53%
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------
Portfolio turnover                                           [0.00%]          94%             87%              69%              87%
--------------------------------------------------------- ----------- ------------ --------------- ---------------- ----------------

(1) The average shares outstanding method has been applied for per share information for the year ended November 30, 1999.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

How to read the financial highlights


Net investment income
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, would be listed under "Less dividends and distributions-Distributions from net realized gain on investments."


Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.


Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include fee waivers and assume the shareholder has reinvested all dividends and realized gains.


Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.


Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.


Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining a fund's portfolio of securities and distributing its shares. They are paid from a fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities issued by U.S. government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund' s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Composite Stock Price Index
The Standard & Poor's 500 Composite Stock Price Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's Prospectus that provides more detailed information about a fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund


Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at One Commerce Square, Philadelphia, PA 19103-7042, or call toll-free 800.523.1918. You may also obtain additional information about the Funds from your financial adviser.

You can find reports and other information about the Funds on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202.942.8090.


Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)


o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.


Investment Company Act file number: 811-750

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London



---------------------------------------------------------------------- ------------------------ --------------------------------
Delaware Decatur Equity Income Fund Symbols                            CUSIP                    NASDAQ
---------------------------------------------------------------------- ------------------------ --------------------------------
Institutional Class                                                    245907407                DEDIX
---------------------------------------------------------------------- ------------------------ --------------------------------
Delaware Growth and Income Fund Symbols                                CUSIP                    NASDAQ
---------------------------------------------------------------------- ------------------------ --------------------------------
Institutional Class                                                    245907308                DERIX
---------------------------------------------------------------------- ------------------------ --------------------------------


P-051 [--] PP 1/01

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                             Delaware Blue Chip Fund

                           Class A o Class B o Class C




                                   Prospectus
                                January 29, 2001


                                Total Return Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                   page
Delaware Blue Chip Fund

How we manage the Fund                         page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund


Who manages the Fund                           page
Investment manager
Portfolio managers
Fund administration (Who's who)


About your account                             page
Investing in the Fund
  Choosing a share class
  How to reduce your sales charge
  How to buy shares
  Retirement plans
  How to redeem shares
  Account minimums
  Special services
Dividends, distributions and taxes

Certain management considerations              page

Financial information                          page

Profile: Delaware Blue Chip Fund


What is the Fund's goal?
Delaware Blue Chip Fund seeks long-term capital appreciation. Current income is a secondary objective. Although the Fund will strive to meet its goals, there is no assurance that it will.


What are the Fund's main investment strategies?
We invest primarily in stocks of large companies that we expect to grow significantly faster than the average stock in the unmanaged S&P 500 Composite Stock Price Index. We use a computer-driven selection process that evaluates stocks on a variety of characteristics including dividend yield, earnings growth and price-to-earnings ratio.


What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be particularly affected by declines in stock prices, which can be caused by a drop in the stock market or poor performance in specific companies or industries.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page __.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o  Investors with long-term financial goals.
o  Investors seeking long-term capital appreciation.
o  Investors seeking an investment primarily in common stocks.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware Blue Chip Fund performed?


This bar chart and table can help you evaluate the risks of investing in the Fund. We show how the returns for the Fund's Class A shares have varied over the past three calendar years, as well as the average annual returns of all shares for the one-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.


[bar chart]

Year-by-year total return (Class A)


-------------------------------------------------
1998                1999             2000
-------------------------------------------------
18.21%              14.46%          [0.00%]
-------------------------------------------------

As of November 30, 2000, the Fund's Class A shares had calendar year-to-date return of [0.00%]. During the periods illustrated in this bar chart, Class A's highest quarterly return was [0.00%] for the quarter ended [_____________] and its lowest return was [0.00%] for the quarter ended [____________________].

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page ___ do include the sales charge.


                                                             Average annual returns for periods ending 12/31/00
----------------------------------------------------------------------------------------------------------------
CLASS              A                       B                      C                      S&P 500 Composite Stock
                                                                                                Price  Index
----------------------------------------------------------------------------------------------------------------
                                          (if redeemed)*         (if redeemed)*
----------------------------------------------------------------------------------------------------------------
                  (Inception 2/24/97)     (Inception 2/24/97)    (Inception 2/24/97)
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
1 year                        [0.00%]                [0.00%]                [0.00%]                      [0.00%]
----------------------------------------------------------------------------------------------------------------
Lifetime                      [0.00%]                [0.00%]                [0.00%]                      [0.00%]
----------------------------------------------------------------------------------------------------------------

The Fund's returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.


* If shares were not redeemed, the returns for Class B would be [00.00%] and [00.00%] for the one-year and lifetime periods, respectively. Returns for Class C would be [00.00%] and [00.00%] for the one-year and lifetime periods, respectively.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.


-----------------------------------------------------------------------------------------
CLASS                                                  A            B          C
-----------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases as a percentage of offering price            5.75%        none       None
-----------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                   none(1)        5%(2)       1%(3)
-----------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
reinvested dividends                                   none         none       none
-----------------------------------------------------------------------------------------
Redemption fees                                        none         none       none
-----------------------------------------------------------------------------------------


Annual fund operating expenses are deducted from the Fund's assets.

-----------------------------------------------------------------------------
Class                                            A          B          C
-----------------------------------------------------------------------------
Management fees                               [0.00%]    [0.00%]    [0.00%]
-----------------------------------------------------------------------------
Distribution and service                      [0.00%]     1.00%      1.00%
(12b-1) fees
-----------------------------------------------------------------------------
Other expenses                                [0.00%]    [0.00%]    [0.00%]
-----------------------------------------------------------------------------
Total annual fund operating expenses          [0.00%]    [0.00%]    [0.00%]
-----------------------------------------------------------------------------
Fee waivers and payments(4)                  [(0.00%)]  [(0.00%)]  [(0.00%)]
-----------------------------------------------------------------------------
Net expenses                                  [0.00%]    [0.00%]    [0.00%]
-----------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-----------------------------------------------------------------------------------------
CLASS(6)          A           B       B                        C      C
                                     (if redeemed)                   (if redeemed)
-----------------------------------------------------------------------------------------
1 year          [$000]       [$000]               [$000]      [$000]               [$000]
-----------------------------------------------------------------------------------------
3 years         [$000]       [$000]               [$000]      [$000]               [$000]
-----------------------------------------------------------------------------------------
5 years         [$000]       [$000]               [$000]      [$000]               [$000]
-----------------------------------------------------------------------------------------
10 years        [$000]       [$000]               [$000]      [$000]               [$000]
-----------------------------------------------------------------------------------------


(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.


(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.


(4) The investment manager has contracted to waive fees and pay expenses through January 31, [2002], in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.25% of average daily net assets.


(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund
----------------------

Our investment strategies
We use a computer-driven selection process designed to identify stocks of companies that we believe are likely to grow faster than the average of the companies in the S&P 500 Index. Aided by this technology, we evaluate and rank hundreds of stocks daily, using a variety of factors such as dividend yield, earnings growth and price-to-earnings ratios. Decisions to buy and sell stocks are determined by this objective evaluation process.


We take a disciplined approach to investing, combining investment strategies and risk management techniques.


Delaware Blue Chip Fund is a total return fund. Under normal conditions, at least 65% of the Fund's net assets will be invested in stocks we consider "blue chip" stocks. "Blue chip" stocks are those whose market capitalization is greater than $2.5 billion at the time of investment and which generally exhibit positive characteristics like a lengthy history of profit growth and dividend payments, a reputation for quality products and services, and a sound management structure. They are generally easy to buy and sell.

Our goal is to select stocks of companies that have the potential to grow significantly faster than the average of the companies in the S&P 500. We believe this growth, if achieved, will result in a rising share price that will provide long-term appreciation to our investors. Under normal circumstances, we strive to approximately match the sector weightings of the Russell Top 200 largest stocks from the Russell 1000 Index. We sue this Index because it reflects our emphasis on the largest U.S. companies.


The Fund's investment objective is non-fundamental. This means the Board of Trustees may change the Fund's objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks generally offer investors the potential for capital appreciation, and may pay dividends as well.

------------------------------------------------------------------------------------------------------------------------------
        Securities                                                            How we use them
------------------------------------------------------------------------------------------------------------------------------
                                                       Blue Chip Fund
------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of     Generally, we invest 90% to 100% of net assets in common stock of
ownership in a corporation. Stockholders participate   medium-to large-size companies.
in the corporation's profits and losses,
proportionate to the number of shares they own.
------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts: ADRs are issued by a     We generally invest only in those ADRs included in the S&P 500
U.S. bank and represent the bank's holdings of a       Composite Stock Price Index.  Although Delaware Blue Chip Fund may
stated number of shares of a foreign corporation. An   invest up to 20% of its net assets in depositary receipts, ADRs
ADR entitles the holder to all dividends and capital   normally make up less than 10% of the Fund's net assets.
gains earned by the underlying foreign shares. ADRs
are bought and sold the same as U.S. securities.
------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer,   Typically, we use repurchase agreements as a short-term
such as the Fund, and seller of securities in          investment for the Fund's cash position. In order to enter into
which the seller agrees to buy the securities back     these repurchase agreements, the Fund must have collateral of
within a specified time at the same price the buyer    at least 102% of the a repurchase price. Delaware Blue Chip
paid for them, plus an amount equal  to an agreed      Fund may have no more than 10% of its total assets in
upon interest rate. Repurchase agreements are often    repurchase agreements with maturities of over seven days. The
viewed as equivalent to cash.                          Fund will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.
------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities     We may invest in privately placed securities including those that are
whose resale is restricted under securities law.       eligible for resale among certain institutional buyers without registration, commonly know as "Rule 144A Securities."
------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a     We may invest up to 15% of the Fund's net assets in illiquid
ready market, and cannot be easily sold within seven   securities.
days at approximately the price that a fund has
valued them.
------------------------------------------------------------------------------------------------------------------------------

Delaware Blue Chip Fund is permitted to invest in all available types of equity securities, including preferred stocks, warrants and convertible securities. The Fund may and engage in futures and options transactions for hedging purposes; and may hold cash, invest in short-term debt securities and money market instruments; however, when the Fund does so, it may not be able to achieve its investment objective. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.


Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is; paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total net assets less liabilities other than the obligations created by these commitments.


Lending securities
Delaware Blue Chip Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions, if any, may generate additional income for the Fund.

Borrowing from Banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.


Temporary defensive positions
For temporary defensive purposes, we may hold a substantial part of the Fund's assets in cash or cash equivalents. To the extent that it holds these securities, the Fund may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that Delaware Blue Chip Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.


--------------------------------------------------------------------------------------------------------------------------------
                 Risks                                                How we strive to manage them
--------------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Blue Chip Fund


--------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or    We maintain a long-term investment approach and focus on stocks we believe can
a majority of the securities in a      appreciate over an extended time frame regardless of interim market fluctuations. We
certain market -- like the stock or    do not try to predict overall stock market movements and generally do not
bond market -- will decline in         trade for short-term purposes.
value because of factors such as
economic conditions, future
expectations or investor
confidence.
--------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the      We limit the amount of Delaware Blue Chip Fund's assets invested in any one industry
risk that the value of securities in   and in any individual security. We generally allocate assets to various sectors in a particular industry or the value of  roughly the same proportions as the S&P 500 Index's sector allocation.
an individual stock or bond will
decline because of changing
expectations for the performance of
that industry or for the individual
company issuing the stock or bond.
--------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign  We typically invest only a small portion of Delaware Blue Chip Fund's portfolio in
securities may be adversely affected   foreign companies, usually through American Depositary Receipts. These are
by political instability, changes in   generally denominated in U.S. dollars and traded on a U.S. stock exchange.
currency exchange rates, foreign
economic conditions or inadequate
regulatory and accounting standards.
--------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility      We limit exposure to illiquid securities.
that securities cannot be readily
sold within seven days at
approximately the price
that a fund has valued them.
--------------------------------------------------------------------------------------------------------------------------------

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid [0.00%] as a percentage of average daily net assets for the last fiscal year, which includes a reduction due to expense limitations.

Portfolio managers
J. Paul Dokas has primary responsibility for making day-to-day investment decisions for the Fund. In making investment decisions for the Fund, Mr. Dokas is assisted by Robert E. Ginsberg.

J. Paul Dokas, Vice President/Senior Portfolio Manager, has had primary responsibility for making day-to-day investment decisions for the Fund since its inception. Mr. Dokas is head of the Structured Products team that manages portfolio allocation and risk control decisions for quantitatively managed portfolios at Delaware Investments. Mr. Dokas holds a BBA in Business from Loyola College and an MBA in Business from the University of Maryland. Prior to joining Delaware Investments in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a CFA charterholder. Mr. Dokas has been Senior Portfolio Manager for the Fund since [ ______ ] 1999.

Robert E. Ginsberg, Vice President/Senior Equity Analyst, graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in Economics with a concentration in Finance. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting working primarily with financial services companies. At Delaware Investments, Mr. Ginsberg handles diverse analytical responsibilities involving large capitalization stocks. He is a CFA Level III candidate.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments Funds.

   [GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH
     MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                Board of Trustees
Investment Manager                                   Custodian
Delaware Management Company                          The Chase Manhattan Bank
One Commerce Square                                  4 Chase Metrotech Center
Philadelphia, PA 19103                               Brooklyn, NY 11245


                                    The Fund

         Distributor                          Service agent
         Delaware Distributors, L.P.          Delaware Service Company, Inc.
         One Commerce Square                  One Commerce Square
         Philadelphia, PA 19103               Philadelphia, PA 19103

Portfolio managers
(see page __ for details)

                               Financial Advisers
                                  Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.


Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.


Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.


Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A sales charges

------------------------------------------------------------------------------------------------------------------------------
                                        Sales charge as %       Sales charge as % of amount      Dealer's commission as % of
     Amount of purchase                 of offering price                 invested                     offering price
------------------------------------------------------------------------------------------------------------------------------
      Less than $50,000                        5.75%                        6.10%                           5.00%
------------------------------------------------------------------------------------------------------------------------------
  $50,000 but under $100,000                   4.75%                        4.99%                           4.00%
------------------------------------------------------------------------------------------------------------------------------
 $100,000 but under $250,000                   3.75%                        3.90%                           3.00%
------------------------------------------------------------------------------------------------------------------------------
 $250,000 but under $500,000                   2.50%                        2.56%                           2.00%
------------------------------------------------------------------------------------------------------------------------------
$500,000 but under $1 million                  2.00%                        2.04%                           1.60%
------------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year after your purchase, unless a specific waiver of the charge applies.

-------------------------------------------------------------------------------------------------------------------------------
     Amount of purchase                Sales charge as %       Sales charge as % of amount      Dealer's commission as % of
                                       of offering price                invested                       offering price
-------------------------------------------------------------------------------------------------------------------------------
$1 million up to $5 million                   none                        none                             1.00%
-------------------------------------------------------------------------------------------------------------------------------
       Next $20 million
      Up to $25 million                       none                        none                             0.50%
-------------------------------------------------------------------------------------------------------------------------------
   Amount over $25 million                    none                        none                             0.25%
-------------------------------------------------------------------------------------------------------------------------------

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.


o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.


o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.


------------------------------------------------------------------------------------------------------------------------------------
          Program                         How it works                                        Share class
                                                                         A                          B                       C

------------------------------------------------------------------------------------------------------------------------------------
Letter of Intent              Through a Letter of Intent you             X          Although the Letter of Intent and Rights of
                              agree to invest a certain amount                      Accumulation do not apply to the purchase of
                              in Delaware Investments Funds                         Class B and Class C shares, you can combine
                              (except money market funds with                       your purchase of Class A shares with your
                              no sales charge) over a 13-month                      purchase of Class B and Class C shares to
                              period to qualify for reduced                         fulfill your Letter of Intent or qualify for
                              front-end sales charges.                              Rights of Accumulation.

------------------------------------------------------------------------------------------------------------------------------------
Rights of Accumulation        You can combine your holdings or           X
                              purchases of all funds in the
                              Delaware Investments family
                              (except money market funds with
                              no sales charge) as well as the
                              holdings and purchases of your
                              spouse and children under 21 to
                              qualify for reduced front-end
                              sales charges.
------------------------------------------------------------------------------------------------------------------------------------
Reinvestment of Redeemed      Up to 12 months after you redeem      For Class       For Class B, your account         Not
Shares                        shares, you can reinvest the          A, you will     will be credited with the         available.
                              proceeds without paying a sales       not have to     contingent deferred sales
                              charge as noted to the right.         pay an          charge you previously paid on
                                                                    additional      the amount you are
                                                                    front-end       reinvesting. Your schedule
                                                                    sales           for contingent deferred sales
                                                                    charge.         charges and conversion to
                                                                                    Class A will not start
                                                                                    over again; it will pick
                                                                                    up from the point at which
                                                                                    you redeemed your shares.
------------------------------------------------------------------------------------------------------------------------------------
SIMPLE IRA, SEP IRA,          These investment plans may                 X          There is no reduction in sales charges for
SARSEP, Prototype Profit      qualify for reduced sales charges                     Class B or Class C shares for group purchases
Sharing, Pension, 401(k),     by combining the purchases of all                     by retirement plans.
SIMPLE 401(k), 403(b)(7),     members of the group. Members of
and 457 Retirement Plans      these groups may also qualify to
                              purchase shares without a front-end
                              sales charge and may qualify for a
                              waiver of any contingent deferred
                              sales charges.
------------------------------------------------------------------------------------------------------------------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]


By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]


By wire
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.



[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.


Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]


By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]


By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs and Roth IRAs, Uniform Gift to Minors Act and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans and $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, your Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.


Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a front-end sales charge or contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's Prospectus and read it carefully before buying shares through an exchange.

MoneyLine(SM) On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.


MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.



Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.


We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations


Investments by fund of funds
Delaware Blue Chip Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights
The Financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

-----------------------------------------------------------------------------------------------------------------
Delaware Blue Chip Fund
                                                                                              Class A
-----------------------------------------------------------------------------------------------------------------
                                                                               Year Ended 11/30           Period
----------------------------------------------------------------------------------------------------   2/24/97(1)
                                                                                                          through
                                                                         2000         1999      1998     11/30/97
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   [$0.000]    $10.970    $9.850      $8.500
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss) (2)                                        [0.000]     (0.015)    0.048       0.041
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         [0.000]      1.800     1.122       1.309
                                                                        -------      -----     -----       -----
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                        [0.000]      1.785     1.170       1.350
                                                                        -------      -----     -----       -----
-----------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                    [0.000]     (0.025)   (0.040)       ----
-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments                     [0.000]       ----    (0.010)       ----
                                                                        -------       ----   -------        ----
-----------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                       [0.000]     (0.025)   (0.050)       ----
                                                                        -------    -------   -------        ----
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         [$0.000]    $12.730   $10.970      $9.850
                                                                       ========    =======   =======      ======
-----------------------------------------------------------------------------------------------------------------
Total return(3)                                                         [0.00%]     16.30%    11.94%      15.88%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                    [$0]    $14,257    $7,480      $2,272
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                 [0.00%]      1.54%     1.50%       1.50%
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation     [0.00%]      2.00%     2.03%       2.95%
and fees paid indirectly
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             [0.00%]     (0.12%)    0.45%       0.69%
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets prior to    [0.00%]     (0.58%)   (0.08%)     (0.76%)
expense limitation and fees paid indirectly
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                         [0%]        11%       27%         25%
-----------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects expense limitations.

---------------------------------------------------------------------------------------------------------------
Delaware Blue Chip Fund                                                           Class B              Period
                                                                             Year Ended 11/30       2/24/97(1)
-------------------------------------------------------------------------------------------------     through
                                                                     2000       1999       1998    11/30/97
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 [$0.000]  $10.880     $9.800     $8.500
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Income (loss)  from investment operations:
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)2                                         [0.000]   (0.099)    (0.025)    (0.009)
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                       [0.000]    1.799      1.115      1.309
                                                                      -------    -----      -----      -----
---------------------------------------------------------------------------------------------------------------
Total from investments operations                                     [0.000]    1.700      1.090      1.300
                                                                      -------    -----      -----      -----
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
---------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                  [0.000]     ----       ----       ----
---------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments                   [0.000]     ----     (0.010)      ----
                                                                      -------     ----    -------       ----
---------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                     [0.000]     ----     (0.010)      ----
                                                                      -------     ----    -------       ----
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       [$0.000]  $12.580    $10.880     $9.800
                                                                     ========  =======    =======     ======
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Total return(3)                                                       [0.00%]   15.63%     11.14%     15.29%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                  [$0]  $21,115     $5,375     $1,144
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               [0.00%]    2.24%      2.20%      2.20%
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense              [0.00%]    2.70%      2.73%      3.65%
limitation and expenses paid indirectly
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets           [0.00%]   (0.12%)    (0.25%)    (0.01%)
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets prior     [0.00%]   (0.58%)    (0.78%)    (1.46%)
to expense limitation and expenses paid indirectly
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                       [0%]      11%        27%        25%
---------------------------------------------------------------------------------------------------------------

[RESTUB TABLE]

------------------------------------------------------------------------------------------------------------------
Delaware Blue Chip Fund                                                         Class (C)                  Period
                                                                             Year Ended 11/30          2/24/97(1)
---------------------------------------------------------------------------------------------------       through
                                                                       2000      1999       1998      11/30/97
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 [$0.000]   $10.880      $9.800        $8.500
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Income (loss)  from investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(2)                                       [0.000]    (0.098)     (0.025)       (0.011)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                       [0.000]     1.798       1.115         1.311
                                                                      -------     -----       -----         -----
------------------------------------------------------------------------------------------------------------------
Total from investments operations                                     [0.000]     1.700       1.090         1.300
                                                                      -------     -----       -----         -----
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                  [0.000]      ----        ----          ----
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments                   [0.000]      ----      (0.010)         ----
                                                                      -------      ----     -------          ----
------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                     [0.000]      ----      (0.010)         ----
                                                                      -------      ----     -------          ----
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       [$0.000]   $12.580     $10.880        $9.800
                                                                     ========   =======     =======        ======
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Total return(3)                                                       [0.00%]    15.63%      11.14%        15.29%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                  [$0]    $2,578      $1,217          $239
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               [0.00%]     2.24%       2.20%         2.20%
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense              [0.00%]     2.70%       2.73%         3.65%
limitation and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets           [0.00%]    (0.82%)     (0.25%)       (0.01%)
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets prior     [0.00%]    (1.28%)     (0.78%)       (1.46%)
to expense limitation and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                       [0%]       11%         27%           25%
------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects expense limitations.

How to read the Financial highlights


Net investment income
Net investment income includes dividend and interest income earned from a fund's investment after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, would be listed under "Less dividends and distributions-Distributions from realized gain on investments."


Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.


Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.


Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.


NASD Regulation, Inc. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).


Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Composite Stock Price Index
The Standard & Poor's 500 Composite Stock Price Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Blue Chip Fund


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at One Commerce Square, Philadelphia, PA 19103-7042, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202.942.8090.


Web site
www.delawareinvestments.com
---------------------------
E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:


o    For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.


Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-750

-----------------------------------------------------------------------------------------------------------------
Fund Symbols                                     CUSIP                           NASDAQ
-----------------------------------------------------------------------------------------------------------------
Delaware Blue Chip Fund A Class                  24610C105                       DEBAX
-----------------------------------------------------------------------------------------------------------------
Delaware Blue Chip Fund B Class                  24610C204                       DEBBX
-----------------------------------------------------------------------------------------------------------------
Delaware Blue Chip Fund C Class                  24610C303                       DEBCX
-----------------------------------------------------------------------------------------------------------------



                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


P-143 [--] PP 01/01

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London



                             Delaware Blue Chip Fund

                               Institutional Class





                                   Prospectus
                                January 29, 2001

                                Total Return Fund




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                         page
Delaware Blue Chip Fund

How we manage the Fund                               page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                                 page

Investment manager

Portfolio managers
Fund administration (Who's who)

About your account                                   page
Investing in the Fund
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges

Dividends, distributions and taxes

Certain management considerations

Financial highlights                                 page

Profile: Delaware Blue Chip Fund

What are the Fund's goals?
Delaware Blue Chip Fund seeks long-term capital appreciation. Current income is a secondary objective. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in stocks of large companies that we expect to grow significantly faster than the average stock in the unmanaged S&P 500 Composite Stock Price Index. We use a computer-driven selection process that evaluates stocks on a variety of characteristics including dividend yield, earnings growth and price-to-earnings ratio.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be particularly affected by declines in stock prices, which can be caused by a drop in the stock market or poor performance in specific companies or industries.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o   Investors with long-term financial goals.
o   Investors seeking long-term capital appreciation.
o   Investors seeking an investment primarily in common stocks.

Who should not invest in the Fund
o   Investors with short-term financial goals.
o   Investors whose primary goal is current income.

o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware Blue Chip Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how the returns for the Fund's Institutional Class shares have varied over the past three calendar years, as well as the average annual returns for the one-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.

[bar chart]

Year-by-year total return (Institutional Class)

------------------- ---------------- ----------------
1998                1999             2000
------------------- ---------------- ----------------
18.21%              14.71%           [0.00%]
------------------- ---------------- ----------------

As of November 30, 2000, the Fund's Institutional Class had a calendar year-to-date return of [0.00%]. During the periods illustrated in this bar chart, Institutional Class' highest quarterly return was [0.00%] for the quarter ended [_______________] and its lowest quarterly return was [0.00%] for the quarter ended [__________________].

                                                                           Average annual returns for periods ending 12/31/00

--------------------- ------------------------------------------------ --------------------------------------------------
                           Institutional Class Inception 2/24/97              S&P 500 Composite Stock Price Index
--------------------- ------------------------------------------------ --------------------------------------------------
1 year                                    [0.00%]                                           [0.00%]
--------------------- ------------------------------------------------ --------------------------------------------------
Lifetime                                  [0.00%]                                           [0.00%]
--------------------- ------------------------------------------------ --------------------------------------------------

The Fund's returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

------------------------------------------------------- ----------
Maximum sales charge (load) imposed on purchases as a        none
percentage of offering price
------------------------------------------------------- ----------
Maximum contingent deferred sales charge (load) as a         none
percentage of original purchase price or redemption
price, whichever is lower
------------------------------------------------------- ----------
Maximum sales charge (load) imposed on reinvested            none
dividends
------------------------------------------------------- ----------
Redemption fees                                              none
------------------------------------------------------- ----------
Exchange fees(1)                                             none
------------------------------------------------------- ----------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------- ----------
Management fees                                            [0.00%]
------------------------------------------------------- ----------
Distribution and service (12b-1) fees                        none
------------------------------------------------------- ----------
Other expenses                                             [0.00%]
------------------------------------------------------- ----------
Total annual fund operating expenses                       [0.00%]
------------------------------------------------------- ----------
Fee waivers and payments(2)                              [(0.00%)]
------------------------------------------------------- ----------
Net expenses                                               [0.00%]
------------------------------------------------------- ----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------- ------------
1 year                 [$000]
---------------- ------------
3 years                [$000]
---------------- ------------
5 years                [$000]
---------------- ------------
10 years               [$000]
---------------- ------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has contracted to waive fees and pay expenses through January 31, [2002], in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.25% of average daily net assets.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

How we manage the Fund

Our investment strategies
We use a computer-driven selection process designed to identify stocks of companies that we believe are likely to grow faster than the average of the companies in the S&P 500 Index. Aided by this technology, we evaluate and rank hundreds of stocks daily, using a variety of factors such as dividend yield, earnings growth and price-to-earnings ratios. Decisions to buy and sell stocks are determined by this objective evaluation process.

We take a disciplined approach to investing, combining investment strategies and risk management techniques.

Delaware Blue Chip Fund is a total return fund. Under normal conditions, at least 65% of the Fund's net assets will be invested in stocks we consider "blue chip" stocks. "Blue chip" stocks are those whose market capitalization is greater than $2.5 billion at the time of investment and which generally exhibit positive characteristics like a lengthy history of profit growth and dividend payments, a reputation for quality products and services, and a sound management structure. They are generally easy to buy and sell.

Our goal is to select stocks of companies that have the potential to grow significantly faster than the average of the companies in the S&P 500. We believe this growth, if achieved, will result in a rising share price that will provide long-term appreciation to our investors. Under normal circumstances, we strive to approximately match the sector weightings of the Russell Top 200 largest stocks from the Russell 1000 Index. We sue this Index because it reflects our emphasis on the largest U.S. companies.

The Fund's investment objective is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks generally offer investors the potential for capital appreciation, and may pay dividends as well.

------------------------------------------------------ -----------------------------------------------------------------------
        Securities                                                            How we use them
------------------------------------------------------ -----------------------------------------------------------------------
                                                                                   Blue Chip Fund
------------------------------------------------------ -----------------------------------------------------------------------
Common stocks: Securities that represent shares of     Generally, we invest 90% to 100% of net assets in common stock of
ownership in a corporation. Stockholders participate   medium- to large-sized companies.
in the corporation's profits and losses,
proportionate to the number of shares they own.
------------------------------------------------------ -----------------------------------------------------------------------
American Depositary Receipts: ADRs are issued by a     We generally invest only in those ADRs included in the S&P 500
U.S. bank and represent the bank's holdings of a       Composite Stock Price Index.  Although Delaware Blue Chip Fund may
stated number of shares of a foreign corporation. An   invest up to 20% of its net assets in depositary receipts, ADRs
ADR entitles the holder to all dividends and capital   normally make up less than 10% of the Fund's net assets.
gains earned by the underlying foreign shares. ADRs
are bought and sold the same as U.S. securities.
------------------------------------------------------ -----------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer,   Typically, we use repurchase agreements as a short-term investment
such as the Fund, and a seller of securities, in       for the Fund's cash position. In order to enter into these repurchase
which the seller agrees to buy the securities back     agreements, the Fund must have collateral of at least 102% of the
within a specified time at the same price the buyer    repurchase price. Delaware Blue Chip Fund may have no more than 10%
paid for them, plus an amount equal to an agreed       of its total assets in repurchase agreements with maturities of over
upon interest rate. Repurchase agreements are often    seven days. The Fund will only enter into repurchase agreements in
viewed as equivalent to cash.                          which the collateral is comprised of U.S. government securities.
------------------------------------------------------ -----------------------------------------------------------------------
Restricted securities: Privately placed securities     We may invest in privately placed securities, including those that
whose resale is restricted under securities law.       are eligible for resale only among certain institutional buyers without registration, which are commonly known as Rule 144A
                                                       Securities.
------------------------------------------------------ -----------------------------------------------------------------------
Illiquid securities: Securities that do not have a     We may invest up to 15% of net assets in illiquid securities.
ready market, and cannot be easily sold within seven
days at approximately the price that a fund has
valued them.
------------------------------------------------------ -----------------------------------------------------------------------

Delaware Blue Chip Fund is permitted to invest in all available types of equity securities, including preferred stocks, warrants and convertible securities. The Fund may engage in futures and options transactions for hedging purposes and may hold cash, invest in short-term debt securities and money market instruments; however, when the Fund does so, it may not be able to achieve its investment objective. Please see the Statement of Additional Information for additional information on these securities as well as those listed in the table above.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is; paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total net assets less liabilities other than the obligations created by these commitments.

Lending securities
The Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions, if any, may generate additional income for the Fund.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
For temporary defensive purposes, we may hold a substantial part of the Fund's assets in cash or cash equivalents. To the extent that it holds these securities, the Fund may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

---------------------------------------- ---------------------------------------------------------------------------------------
                 Risks                                                How we strive to manage them
---------------------------------------- ---------------------------------------------------------------------------------------
                                                                        Delaware Blue Chip Fund


---------------------------------------- ---------------------------------------------------------------------------------------
Market risk is the risk that all or a    We maintain a long-term investment approach and focus on stocks we believe can
majority of the securities in a          appreciate over an extended time frame regardless of interim market fluctuations. We
certain market -- like the stock or      do not try to predict overall stock market movements and generally do not trade for
bond market -- will decline in value     short-term purposes.
because of factors such as economic
conditions, future expectations or
investor confidence.
---------------------------------------- ---------------------------------------------------------------------------------------
Industry and security risk is the risk   We limit the amount of the Fund's assets invested in any one industry and in any
that the value of securities in a        individual security. We generally allocate assets to various sectors in roughly the
particular industry or the value of an   same proportions as the S&P 500 Index's sector allocation.
individual stock or bond will decline
because of changing expectations for
the performance of that industry or
for the individual company issuing the
stock or bond.
---------------------------------------- ---------------------------------------------------------------------------------------
Foreign risk is the risk that foreign    We typically invest only a small portion of Delaware Blue Chip Fund's portfolio in
securities may be adversely affected     foreign companies, usually through American Depositary Receipts. These are generally
by political instability, changes in     denominated in U.S. dollars and traded on a U.S. stock exchange.
currency exchange rates, foreign
economic conditions or inadequate
regulatory and accounting standards.
---------------------------------------- ---------------------------------------------------------------------------------------
Liquidity risk is the possibility that   We limit exposure to illiquid securities.
securities cannot be readily sold
within seven days at approximately
the price that a fund has valued them.
---------------------------------------- ---------------------------------------------------------------------------------------

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid [0.00%] as a percentage of average daily net assets for the last fiscal year.

Portfolio managers
J. Paul Dokas has primary responsibility for making day-to-day investment decisions for the Fund. In making investment decisions for the Fund, Mr. Dokas is assisted by Robert E. Ginsberg.

J. Paul Dokas, Vice President/Senior Portfolio Manager, has had primary responsibility for making day-to-day investment decisions for the Fund since its inception. Mr. Dokas is head of the Structured Products team that manages portfolio allocation and risk control decisions for quantitatively managed portfolios at Delaware Investments. Mr. Dokas holds a BBA in Business from Loyola College and an MBA in Business from the University of Maryland. Prior to joining Delaware Investments in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a CFA charterholder. Mr. Dokas has been Senior Portfolio Manager for the Fund since [ ______ ] 1999.

Robert E. Ginsberg, Vice President/Senior Equity Analyst, graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in Economics with a concentration in Finance. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting working primarily with financial services companies. At Delaware Investments, Mr. Ginsberg handles diverse analytical responsibilities involving large capitalization stocks. He is a CFA Level III candidate.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments Funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment Manager                                                                             Custodian
Delaware Management Company                                                                    The Chase Manhattan Bank
One Commerce Square                                                                            4 Chase Metrotech Center
Philadelphia, PA 19103                                          The Fund                       Brooklyn, NY 11245

                                Distributor                                 Service agent
                                Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                One Commerce Square                         One Commerce Square
                                Philadelphia, PA 19103                      Philadelphia, PA 19103

Portfolio managers
(see page __ for details)
                                                            Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the Fund's manager or its affiliates and of securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the Fund's manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes. Use of Institutional Class shares is restricted to advisers who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients.

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. You may have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Investments by fund of funds
Delaware Blue Chip Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

---------------------------------------------------------------------- -------------------------------------------------
 Delaware Blue Chip Fund                                                             Institutional Class
---------------------------------------------------------------------- -------------------------------------- ----------
                                                                                      Year Ended                Period
                                                                                                              2/24/97(1)
---------------------------------------------------------------------- ------------ ------------ ------------   Through
                                                                              2000         1999         1998   11/30/97
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Net asset value, beginning of period                                    [$0.000]       $10.990       $9.870      $8.500
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Income from investment operations:
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Net investment income  (2)                                               [0.000]          0.022        0.079      0.062
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Net realized and unrealized gain on investments                          [0.000]          1.818        1.116      1.308
                                                                         -------          -----        -----      -----
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Total from investment operations                                         [0.000]          1.840        1.195      1.370
                                                                         -------          -----        -----      -----
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Less dividends and distributions:
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Dividends from net investment income                                     [0.000]        (0.060)      (0.065)       ----
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Distributions from realized gain on investments                          [0.000]           ----      (0.010)       ----
                                                                         -------           ----      -------       ----
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Total dividends and distributions                                        [0.000]        (0.060)      (0.075)       ----
                                                                         -------        -------      -------       ----
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Net asset value, end of period                                          [$0.000]        $12.770      $10.990     $9.870
                                                                        ========        =======      =======     ======
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Total return (3)                                                         [0.00%]         16.70%       12.31%     16.12%
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Ratios and supplemental data:
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Net assets, end of year (000 omitted)                                       [$0]           $499       $1,042     $1,834
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Ratio of expenses to average net assets                                  [0.00%]          1.24%        1.20%      1.20%
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Ratio of expenses to average net assets prior to expense limitation      [0.00%]          1.70%        1.73%      2.65%
and expenses paid indirectly
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Ratio of net investment income to average net assets                     [0.00%]          0.18%        0.75%      0.99%
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Ratio of net investment income (loss) to average net assets prior to     [0.00%]        (0.28%)        0.22%    (0.46%)
expense limitation and expenses paid indirectly
---------------------------------------------------------------------- ------------ ------------ ------------ ----------
Portfolio turnover                                                          [0%]            11%          27%        25%
---------------------------------------------------------------------- ------------ ------------ ------------ ----------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) The average shares outstanding method has been applied for net investment income per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total return reflects expense limitations.

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, would be listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's. This exchange rate varies almost daily according to a wide range of political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD Regulation, Inc. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Composite Stock Price Index
The Standard & Poor's 500 Composite Stock Price Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Blue Chip Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at One Commerce Square, Philadelphia, PA 19103-7042, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202.942.8090.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com


Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Investment Company Act file number: 811-750

------------------------------------------------------------------- ------------------------------- --------------------------------
Fund Symbols                                                        CUSIP                           NASDAQ
------------------------------------------------------------------- ------------------------------- --------------------------------
Delaware Blue Chip Fund Institutional Class                         24610C402                       DEBIX
------------------------------------------------------------------- ------------------------------- --------------------------------

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


P-146 [--] PP 1/01

                                    DELAWARE
                                   INVESTMENTS
                              Philadelphia * London



                         Delaware Social Awareness Fund

                           Class A * Class B * Class C





                                   Prospectus
                                January 29, 2001

                             Growth of Capital Fund



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                                      page
Delaware Social Awareness Fund

How we manage the Fund                                            page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund


Who manages the Fund                                              page
Investment manager
Portfolio managers


Fund administration (Who's who?)

About your account                                                page
Investing in the Fund
        Choosing a share class
        How to reduce your sales charge
        How to buy shares
        Retirement plans
        How to redeem shares
        Account minimums
        Special services
Dividends, distributions and taxes

Certain management considerations                                 page

Financial highlights                                              page

Profile: Delaware Social Awareness Fund

What is the Fund's goal?
Delaware Social Awareness Fund seeks long-term capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in stocks of medium to large-sized companies that meet certain socially responsible criteria and which we expect to grow over time. Our socially responsible criteria excludes companies that:
  o engage in activities likely to result in damage to the natural environment;
  o produce nuclear power, design or construct nuclear power plants or manufacture equipment for the production of nuclear power;
  o manufacture or contract for military weapons;
  o are in the liquor, tobacco or gambling industries; and
  o conduct animal testing for cosmetic or personal care products.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices which can be caused by a drop in the stock market or poor performance in specific companies or industries. Because the Fund avoids certain companies not considered socially responsible, it could miss out on strong performance from those companies.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
  o Investors with long-term financial goals.
  o Investors looking for capital growth potential.
  o Investors who would like an investment that incorporates social responsibility into its security selection process.

Who should not invest in the Fund
  o Investors with short-term financial goals.
  o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
  o Investors whose primary goal is to receive current income.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware Social Awareness Fund performed?


This bar chart and table can help you evaluate the risks of investing in Delaware Social Awareness Fund. We show how returns for the Fund's Class A shares have varied over the past three calendar years, as well as average annual returns of all shares for one-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.


[bar chart]

Year-by-year total return (Class A)


------------------ ---------------- -----------------
1998               1999             2000
------------------ ---------------- -----------------
15.75%             13.61%           [0.00%]
------------------ ---------------- -----------------


As of November 30, 2000, The Fund's Class A shares had a calendar year-to-date return of [0.00%]. During the periods illustrated in this bar chart, Class A's highest quarterly return was [0.00]% for the quarter ended [_____________] and its lowest return was [0.00%] for the quarter ended [____________________].

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page ___ do include the sales charge.

                                                                               Average annual returns for periods ending 12/31/00
-----------------------------------------------------------------------------------------------------------------------------------
CLASS                       A                      B                       C                          S&P 500 Composite Stock
                                                                                                             Price Index
-----------------------------------------------------------------------------------------------------------------------------------
                                                   (if redeemed)*          (if redeemed)*
-----------------------------------------------------------------------------------------------------------------------------------
                            (Inception 2/24/97)    (Inception 2/24/97)     (Inception 2/24/97)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
1 year                                   [0.00%]                [0.00%]                 [0.00%]                          [0.00%]
-----------------------------------------------------------------------------------------------------------------------------------
Lifetime                                 [0.00%]                [0.00%]                 [0.00%]                          [0.00%]
-----------------------------------------------------------------------------------------------------------------------------------


The Fund's returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.


* If shares were not redeemed, the returns for Class B would be [00.00%] and [00.00%] for the one-year and lifetime periods, respectively. Returns for Class C would be [00.00%] and [00.00%] for the one-year and lifetime periods, respectively.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

------------------------------------------------------- ----------- ---------- ----------
CLASS                                                        A           B          C
------------------------------------------------------- ----------- ---------- ----------
Maximum sales charge (load) imposed on purchases as a        5.75%       none       none
percentage of offering price
------------------------------------------------------- ----------- ---------- ----------
Maximum contingent deferred sales charge (load) as a          none(1)      5%(2)      1%(3)
percentage of original purchase price or redemption
price, whichever is lower
------------------------------------------------------- ----------- ---------- ----------
Maximum sales charge (load) imposed on reinvested             none       none       none
dividends
------------------------------------------------------- ----------- ---------- ----------
Redemption fees                                               none       none       none
------------------------------------------------------- ----------- ---------- ----------

Annual fund operating expenses are deducted from the Fund's income or assets.


------------------------------------------------------- ----------- ---------- ----------
CLASS                                                       A           B          C
------------------------------------------------------- ----------- ---------- ----------
Management fees                                          [0.00%]     [0.00%]     [0.00%]
------------------------------------------------------- ----------- ---------- ----------
Distribution and service (12b-1) fees                    [0.00%](4)   1.00%       1.00%
------------------------------------------------------- ----------- ---------- ----------
Other expenses                                           [0.00%]     [0.00%]     [0.00%]
------------------------------------------------------- ----------- ---------- ----------
Total annual fund operating expenses                     [0.00%]     [0.00%]     [0.00%]
------------------------------------------------------- ----------- ---------- ----------
Fee waivers and payments(5)                             [(0.00%)]   [(0.00%)]   [(0.00%)]
------------------------------------------------------- ----------- ---------- ----------
Net expenses                                             [0.00%]     [0.00%]     [0.00%]
------------------------------------------------------- ----------- ---------- ----------


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-------------- --------------- ------------ ------------------ ---------- --------------------
CLASS(7)                    A            B    B (if redeemed)          C      C (if redeemed)
--------------- -------------- ------------ ------------------ ---------- --------------------
1 year                  [$000]       [$000]             [$000]     [$000]               [$000]
--------------- -------------- ------------ ------------------ ---------- --------------------
3 years                 [$000]       [$000]             [$000]     [$000]               [$000]
--------------- -------------- ------------ ------------------ ---------- --------------------
5 years                 [$000]       [$000]             [$000]     [$000]               [$000]
--------------- -------------- ------------ ------------------ ---------- --------------------
10 years                [$000]       [$000]             [$000]     [$000]               [$000]
--------------- -------------- ------------ ------------------ ---------- --------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) Class A Shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The distributor has agreed to waive a portion of 12b-1 fees through July 31, [2001] in order to prevent these fees from exceeding 0.25% of average daily net assets.

(5) The investment manager has contracted to waive fees and pay expenses through January 31, [2002] in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.25% of average daily net assets.

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for one year and the total operating expenses without expense waivers for years two through ten.

(7) The Class B example reflects the conversion of Class B shares to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies
We use a computer-driven selection process designed to identify stocks of companies that we believe are likely to grow significantly faster than the average of the companies in the S&P 500 Index. Aided by this technology, we evaluate and rank hundreds of stocks daily, using a variety of factors such as dividend yield, earnings growth and price-to-earnings ratios. Decisions to buy and sell stocks are determined by this objective evaluation process.

We take a disciplined approach to investing, combining investment strategies and risk management techniques.

Delaware Social Awareness Fund is a socially responsible fund that invests primarily in stocks that meet certain socially responsible criteria. It strives to provide long-term capital appreciation to its shareholders.

We invest primarily in the common stocks of medium and large-sized companies (generally $1.0 billion or more in market capitalization at the time of purchase) that have met the established socially responsible criteria. We use the Social Investment Database published by Kinder, Lyndberg, Domini & Company, Inc. to determine which companies to exclude from our selection process. The approved stocks are then evaluated using the computer selection process described above.

Our goal is to seek stocks of companies that have the potential to grow significantly faster than the average of the companies in the S&P 500 Index. We believe this growth, if achieved, will result in a rising share price that will provide long-term appreciation to investors.

The Fund's investment objective is non-fundamental. This means the Board of Trustees may change the Fund's objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks generally offer investors the potential for capital appreciation and may pay dividends as well.



------------------------------------------------------   ---------------------------------------------------------------------
        Securities                                                              How we use them
------------------------------------------------------   ---------------------------------------------------------------------
                                                                          Delaware Social Awareness Fund
------------------------------------------------------   ---------------------------------------------------------------------
Common stocks: Securities that represent shares of       Generally, we invest 90% to 100% of net assets in common stock of
ownership in a corporation. Stockholders participate     medium-to large-sized companies.
in the corporation's profits and losses,
proportionate to the number of shares they own.
------------------------------------------------------   ---------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer,     Typically, we use repurchase agreements as a short-term investment
such as the Fund, and seller of securities in which      for Delaware Social Awareness Fund's cash position. In order to
the seller agrees to buy the securities back within a    enter into these repurchase agreements, the Fund must have
specified time at the same price the buyer paid for      collateral of at least 102% of the repurchase price. The Fund will
them, plus an amount equal to an agreed upon interest    only enter into repurchase agreements in which the collateral is
rate. Repurchase agreements are often viewed as          comprised of U.S. government securities.
equivalent to cash.
------------------------------------------------------   ---------------------------------------------------------------------
Restricted securities: Privately placed securities       We may invest in privately placed securities including those that
whose resale is restricted under securities law.         are eligible for resale among certain institutional buyers without registration, commonly know as "Rule 144A Securities."
------------------------------------------------------   ---------------------------------------------------------------------
Illiquid securities: Securities that do not have a       We may invest up to 15% of the Fund's net assets in illiquid
ready market, and cannot be easily sold within seven     securities.
days at approximately the price that a fund has
valued them.
------------------------------------------------------   ---------------------------------------------------------------------

Delaware Social Awareness Fund is permitted to invest in all available types of equity securities, including preferred stocks, warrants and convertible securities. The Fund may engage in futures and options transactions for hedging purposes and hold cash, short-term debt securities and money market instruments and when the Fund does so, it may not be able to achieve its investment objective. Please see the Statement of Additional Information for additional information on these securities as well as those listed in the table above.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is; paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total net assets less liabilities other than the obligations created by these commitments.

Lending securities
Delaware Social Awareness Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions, if any, may generate additional income for the Fund.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
For temporary defensive purposes, we may hold a substantial part of the Fund's assets in cash or cash equivalents. To the extent that it holds these securities, the Fund may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that Delaware Social Awareness Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Delaware Social Awareness Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.


-----------------------------------------------------    ------------------------------------------------------------------
                 Risks                                                       How we strive to manage them
-----------------------------------------------------    ------------------------------------------------------------------
                                                                           Delaware Social Awareness Fund
-----------------------------------------------------    ------------------------------------------------------------------
Market risk is the risk that all or a majority of the    We maintain a long-term investment approach and focus on stocks we
securities in a certain market -- like the stock or      believe can appreciate over an extended time frame regardless of
bond market -- will decline in value because of          interim market fluctuations. We do not try to predict overall
factors such as economic conditions, future              stock market movements and generally do not trade for short-term
expectations or investor confidence.                     purposes.
-----------------------------------------------------    ------------------------------------------------------------------
Industry and security risk is the risk that the value    We limit the amount of the Fund's assets invested in any one
of securities in a particular industry or the value of   industry and in any individual security.
an individual stock or bond will decline because of
changing expectations for the performance of that        Because the Fund avoids investing in companies that don't meet
industry or for the individual company issuing the       socially responsible criteria, its exposure to certain industry
stock or bond.                                           sectors may be greater or less than similar funds or market indexes. This could affect its performance positively or
                                                         negatively, depending on the performance of those sectors.
-----------------------------------------------------    ------------------------------------------------------------------
Liquidity risk is the possibility that securities        We limit exposure to illiquid securities.
cannot be readily sold within seven days at
approximately the price that a fund has valued them.
-----------------------------------------------------    ------------------------------------------------------------------
Limited market risk is the risk that because the         Because the Fund only invests in companies that meet its
Fund avoids certain companies not considered             definition of "socially responsible," this risk is unavoidable.
socially responsible, it could miss out on strong
performance from those companies.
-----------------------------------------------------    ------------------------------------------------------------------

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid 0.00% as a percentage of average daily net assets for the last fiscal year.

Portfolio managers
J. Paul Dokas has primary responsibility for making day-to-day investment decisions for the Fund. In making investment decisions for the Fund, Mr. Dokas is assisted by Robert E. Ginsberg.

J. Paul Dokas, Vice President/Senior Portfolio Manager, has had primary responsibility for making day-to-day investment decisions for the Fund since its inception. Mr. Dokas is head of the Structured Products team that manages portfolio allocation and risk control decisions for quantitatively managed portfolios at Delaware Investments. Mr. Dokas holds a BBA in Business from Loyola College and an MBA in Business from the University of Maryland. Prior to joining Delaware Investments in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a CFA charterholder. Mr. Dokas has been Senior Portfolio Manager for the Fund since [ ______ ] 1999.

Robert E. Ginsberg, Vice President/Senior Equity Analyst, graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in Economics with a concentration in Finance. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting working primarily with financial services companies. At Delaware Investments, Mr. Ginsberg handles diverse analytical responsibilities involving large capitalization stocks. He is a CFA Level III candidate.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments Funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment Manager                                                                             Custodian
Delaware Management Company                                                                    The Chase Manhattan Bank
One Commerce Square                                                                            4 Chase Metrotech Center
Philadelphia, PA 19103                                          The Fund                       Brooklyn, NY 11245

                                Distributor                                 Service agent
                                Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                One Commerce Square                         One Commerce Square
                                Philadelphia, PA 19103                      Philadelphia, PA 19103

Portfolio managers
(see page __ for details)
                                                         Financial Advisers
                                                            Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A


o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o  If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A sales charges



---------------------------------------- --------------------------- ----------------------------- ---------------------------------
                                             Sales charge as %       Sales charge as % of amount      Dealer's commission as % of
          Amount of purchase                 of offering price                 invested                     offering price
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
           Less than $50,000                        5.75%                        6.10%                           5.00%
------------------------------------------------------------------------------------------------------------------------------------
       $50,000 but under $100,000                   4.75%                        4.99%                           4.00%
------------------------------------------------------------------------------------------------------------------------------------
      $100,000 but under $250,000                   3.75%                        3.90%                           3.00%
------------------------------------------------------------------------------------------------------------------------------------
      $250,000 but under $500,000                   2.50%                        2.56%                           2.00%
------------------------------------------------------------------------------------------------------------------------------------
     $500,000 but under $1 million                  2.00%                        2.04%                           1.60%
------------------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year after your purchase, unless a specific waiver of the charge applies.

---------------------------------------- --------------------------- ----------------------------- ---------------------------------
                                             Sales charge as %       Sales charge as % of amount      Dealer's commission as % of
          Amount of purchase                 of offering price                 invested                     offering price
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      $1 million up to $5 million                  none                        none                             1.00%
---------------------------------------- ------------------------- ------------------------------ ----------------------------------
           Next $20 million
           Up to $25 million                       none                        none                             0.50%
---------------------------------------- ------------------------- ------------------------------ ----------------------------------
        Amount over $25 million                    none                        none                             0.25%
---------------------------------------- ------------------------- ------------------------------ ----------------------------------

Class B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.



----------------------------- ------------------------------------- ----------------------------------------------------------------
          Program                         How it works                                        Share class
                                                                           A                       B                    C
----------------------------- ------------------------------------- ----------------------------------------------------------------
----------------------------- ------------------------------------- --------------- ------------------------------------------------
Letter of Intent              Through a Letter of Intent you             X          Although the Letter of Intent and Rights of
                              agree to invest a certain amount                      Accumulation do not apply to the purchase of
                              in Delaware Investments Funds                         Class B and Class C shares, you can combine
                              (except money market funds with                       your purchase of Class A shares with your
                              no sales charge) over a 13-month                      purchase of Class B and Class C shares to
                              period to qualify for reduced                         fulfill your Letter of Intent or qualify for
                              front-end sales charges.                              Rights of Accumulation.
----------------------------- ------------------------------------- --------------- ------------------------------------------------
Rights of Accumulation        You can combine your holdings or           X
                              purchases of all funds in the
                              Delaware Investments family
                              (except money market funds with
                              no sales charge) as well as the
                              holdings and purchases of your
                              spouse and children under 21 to
                              qualify for reduced front-end
                              sales charges.
----------------------------- ------------------------------------- --------------- --------------------------------- --------------
Reinvestment of Redeemed      Up to 12 months after you redeem      For Class       For Class B, your account         Not
Shares                        shares, you can reinvest the          A, you will     will be credited with the         available.
                              proceeds without paying a sales       not have to     contingent deferred sales
                              charge as noted to the right.         pay an          charge you previously paid on
                                                                    additional      the amount you are
                                                                    front-end       reinvesting. Your schedule
                                                                    sales           for contingent deferred sales
                                                                    charge.         charges and conversion to
                                                                                    Class A will not start over
                                                                                    again; it will pick up from
                                                                                    the point at which you
                                                                                    redeemed your shares.
----------------------------- ------------------------------------- --------------- ------------------------------------------------
SIMPLE IRA, SEP IRA,          These investment plans may                 X          There is no reduction in sales charges for
SARSEP, Prototype Profit      qualify for reduced sales charges                     Class B or Class C shares for group purchases
Sharing, Pension, 401(k),     by combining the purchases of all                     by retirement plans.
SIMPLE 401(k), 403(b)(7),     members of the group. Members of
and 457 Retirement Plans      these groups may also qualify to
                              purchase shares without a front-
                              end sales charge and may qualify
                              for a waiver of any contingent
                              deferred sales charges.
----------------------------- ------------------------------------- --------------- ------------------------------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs and Roth IRAs, Uniform Gift to Minors Act and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans and $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, your Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a front-end sales charge or contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's Prospectus and read it carefully before buying shares through an exchange.

MoneyLine(SM) On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.



------------------------------------------------------------ ------------------------------------------------
Delaware Social Awareness Fund                                                      Class A
------------------------------------------------------------ ------------------------------------------------
                                                                           Year Ended 11/30         Period
------------------------------------------------------------ ------------------------------------  2/24/97(1)
                                                                                                     through
                                                                 2000         1999        1998      11/30/97
------------------------------------------------------------ ------------ ----------- ----------- -----------
Net asset value, beginning of period                           [$0.000]    $ 11.260    $ 10.330     $ 8.500
------------------------------------------------------------ ------------ ----------- ----------- -----------
Income (loss) from investment operations:
------------------------------------------------------------ ------------ ----------- ----------- -----------
Net investment income (loss)(2)                                 [0.000]       (0.043)      0.015       0.007
------------------------------------------------------------ ------------ ----------- ----------- -----------
Net realized and unrealized gain on investments                 [0.000]        1.793       0.955       1.823
                                                                -------        -----       -----       -----
------------------------------------------------------------ ------------ ----------- ----------- -----------
Total from investment operations                                [0.000]        1.750       0.970       1.830
                                                                -------        -----       -----       -----
------------------------------------------------------------ ------------ ----------- ----------- -----------
Less distributions:
------------------------------------------------------------ ------------ ----------- ----------- -----------
Distributions from net realized gain on investments             [0.000]         ----     (0.040)        ----
                                                                -------         ----      -----         ----
------------------------------------------------------------ ------------ ----------- ----------- -----------
Total distributions                                             [0.000]         ----     (0.040)        ----
                                                                -------         ----      -----         ----
------------------------------------------------------------ ------------ ----------- ----------- -----------
Net asset value, end of period                                 [$0.000]      $13.010     $11.260     $10.330
                                                               ========      =======     =======     =======
------------------------------------------------------------ ------------ ----------- ----------- -----------
Total return(3)                                                 [0.00%]       15.44%       9.52%      21.53%
------------------------------------------------------------ ------------ ----------- ----------- -----------
Ratios and supplemental data:
------------------------------------------------------------ ------------ ----------- ----------- -----------
Net assets, end of period (000 omitted)                            [$0]      $46,354     $38,858      $9,115
------------------------------------------------------------ ------------ ----------- ----------- -----------
Ratio of expenses to average net assets                         [0.00%]        1.49%       1.45%       1.50%
------------------------------------------------------------ ------------ ----------- ----------- -----------
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                         [0.00%]        1.69%       1.56%       1.96%
------------------------------------------------------------ ------------ ----------- ----------- -----------
Ratio of net investment income (loss) to average net assets     [0.00%]       (0.35%)      0.14%       0.38%
------------------------------------------------------------ ------------ ----------- ----------- -----------
Ratio of net investment income (loss) to average net
assets prior to expense limitation and expenses paid
indirectly                                                      [0.00%]       (0.55%)      0.03%     (0.08%)
------------------------------------------------------------ ------------ ----------- ----------- -----------
Portfolio turnover                                                 [0%]          28%         22%         29%
------------------------------------------------------------ ------------ ----------- ----------- -----------

---------------------------------------------------------------- --------------------------------------- -----------
                                                                                                             Period
                                                                                                          2/24/97(1)
                                                                                Class B                     through
Delaware Social Awareness Fund                                              Year Ended 11/30               11/30/97
---------------------------------------------------------------- --------------------------------------- -----------
                                                                      2000        1999           1998
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Net asset value, beginning of period                               [$0.000]       $11.120       $10.280      $8.500
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Income (loss) from investment operations:
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Net investment income (loss)(2)                                     [0.000]       (0.133)        (0.066)     (0.044)
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Net realized and unrealized gain on investments                     [0.000]         1.753         0.946       1.824
                                                                    -------         -----         -----       -----
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Total from investment operations                                    [0.000]         1.620         0.880       1.780
                                                                    -------         -----         -----       -----
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Less dividends and distributions:
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Distributions from net realized gain on investments                 [0.000]          ----        (0.040)       ----
                                                                    -------          ----         -----        ----
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Total distributions                                                 [0.000]          ----        (0.040)       ----
                                                                    -------          ----         -----        ----
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Net asset value, end of period                                     [$0.000]       $12.740       $11.120     $10.280
                                                                   ========       =======       =======     =======
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Total return(3)                                                     [0.00%]        14.57%         8.60%      20.94%
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Ratios and supplemental data:
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Net assets, end of period (000 omitted)                                [$0]       $41,091       $30,172      $6,919
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Ratio of expenses to average net assets                             [0.00%]         2.24%         2.20%       2.20%
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                             [0.00%]         2.39%         2.26%       2.66%
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Ratio of net investment income (loss) to average net assets         [0.00%]        (1.10%)       (0.61%)     (0.32%)
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly            [0.00%]        (1.25%)       (0.67%)     (0.78%)
---------------------------------------------------------------- ------------ ------------ ------------- -----------
Portfolio turnover                                                     [0%]           28%           22%         29%
---------------------------------------------------------------- ------------ ------------ ------------- -----------

---------------------------------------------------------------- -------------------------------------- ------------
                                                                                                            Period
                                                                                                          2/24/97(1)
                                                                                Class C                     through
Delaware Social Awareness Fund                                             Year Ended 11/30                11/30/97
---------------------------------------------------------------- -------------------------------------- ------------
                                                                     2000         1999          1998
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Net asset value, beginning of period                               [$0.000]     $11.120       $10.280       $8.500
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Income (loss) from investment operations:
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Net investment income (loss)(2)                                     [0.000]       (0.133)       (0.068)      (0.044)
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Net realized and unrealized gain on investments                     [0.000]        1.753         0.948        1.824
                                                                    -------        -----         -----        -----
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Total from investment operations                                    [0.000]        1.620         0.880        1.780
                                                                    -------        -----         -----        -----
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Less dividends and distributions:
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Distributions from net realized gain on investments                 [0.000]         ----        (0.040)        ----
                                                                    -------         ----         -----         ----
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Total distributions                                                 [0.000]         ----        (0.040)        ----
                                                                    -------         ----         -----         ----
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Net asset value, end of period                                     [$0.000]      $12.740       $11.120      $10.280
                                                                   ========      =======       =======      =======
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Total return(3)                                                     [0.00%]       14.57%         8.60%       20.94%
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Ratios and supplemental data:
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Net assets, end of period (000 omitted)                                [$0]       $9,673        $8,683       $1,290
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Ratio of expenses to average net assets                             [0.00%]        2.24%         2.20%        2.20%
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                             [0.00%]        2.39%         2.26%        2.66%
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Ratio of net investment income (loss) to average net assets         [0.00%]       (1.10%)       (0.61%)      (0.32%)
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly            [0.00%]       (1.25%)       (0.67%)      (0.78%)
---------------------------------------------------------------- ----------- ------------ ------------- ------------
Portfolio turnover                                                     [0%]          28%           22%          29%
---------------------------------------------------------------- ----------- ------------ ------------- ------------


(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects an expense limitation.

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's investments after its expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, would be listed under "Less distributions-Distributions from net realized gain on investments."

Realized gains
Profits realized from the sale of securities.

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of total investment that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent Deferred Sales Charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advise and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD Regulation, Inc. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short -term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P), Duff & Phelps, Inc. (Duff, and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Composite Stock Price Index
The Standard & Poor's 500 Composite Stock Price Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate financial advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Social Awareness Fund
Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at One Commerce Square, Philadelphia, PA 19103-7042, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202.942.8090.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center
Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o  For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Registrant's Investment Company Act file number: 811-750



---------------------------------------------------------- ----------------------------------------- -------------------------------
Fund Symbols                                               CUSIP                                     NASDAQ
---------------------------------------------------------- ----------------------------------------- -------------------------------
Delaware Social Awareness Fund A Class                     24610C501                                 DEQAX
---------------------------------------------------------- ----------------------------------------- -------------------------------
Delaware Social Awareness Fund B Class                     24610C600                                 DEQBX
---------------------------------------------------------- ----------------------------------------- -------------------------------
Delaware Social Awareness Fund C Class                     24610C709                                 DEQCX
---------------------------------------------------------- ----------------------------------------- -------------------------------


                                    DELAWARE
                                   INVESTMENTS
                              ---------------------
                              Philadelphia * London


P-147 [--] PP 1/01

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London



                         Delaware Social Awareness Fund

                               Institutional Class





                                   Prospectus
                                January 29, 2001

                             Growth of Capital Fund




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                         page
Delaware Social Awareness Fund

How we manage the Fund                               page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                                 page

Investment manager

Portfolio managers
Fund administration (Who's who)

About your account                                   page
Investing in the Fund
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges

Dividends, distributions and taxes

Financial highlights                                 page

Profile: Delaware Social Awareness Fund

What is the Fund's goal?
Delaware Social Awareness Fund seeks long-term capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in stocks of medium to large-sized companies that meet certain socially responsible criteria and which we expect to grow over time. Our socially responsible criteria excludes companies that:
   o engage in activities likely to result in damage to the natural environment;
   o produce nuclear power, design or construct nuclear power plants or manufacture equipment for the production of nuclear power;
   o  manufacture or contract for military weapons;
   o  are in the liquor, tobacco or gambling industries; and
   o  conduct animal testing for cosmetic or personal care products.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices which can be caused by a drop in the stock market or poor performance in specific companies or industries. Because the Fund avoids certain companies not considered socially responsible, it could miss out on strong performance from those companies.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
   o  Investors with long-term financial goals.
   o  Investors looking for capital growth potential.
   o Investors who would like an investment that incorporates social responsibility into its security selection process.

Who should not invest in the Fund
   o  Investors with short-term financial goals.
   o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
   o  Investors whose primary goal is to receive current income.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware Social Awareness Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how the returns for the Fund's Institutional Class shares have varied over the past three calendar years, as well as the average annual returns for the one-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.

[bar chart]

Year-by-year total return (Institutional Class)

------------------- ---------------- ----------------
1998                1999             2000
------------------- ---------------- ----------------
16.00%              13.96%           [0.00%]
------------------- ---------------- ----------------

As of November 30, 2000, the Fund's Institutional Class shares had a calendar year-to-date return of [0.00%]. During the periods illustrated in this bar chart, Institutional Class' highest quarterly return was [0.00%] for the quarter ended [_________] and its lowest quarterly return was [0.00%] for the quarter ended [_________].

                                                                        Average annual returns for periods ending 12/31/00

--------------------- ------------------------------------------------- --------------------------------------------------
                          Institutional Class (Inception 2/24/97)              S&P 500 Composite Stock Price Index
--------------------- ------------------------------------------------- --------------------------------------------------
1 year                                     [0.00%]                                              [0.00%]
--------------------- ------------------------------------------------- --------------------------------------------------
Lifetime                                   [0.00%]                                              [0.00%]
--------------------- ------------------------------------------------- --------------------------------------------------

The Fund's returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

------------------------------------------------------- ----------
Maximum sales charge (load) imposed on purchases as a        none
percentage of offering price
------------------------------------------------------- ----------
Maximum contingent deferred sales charge (load) as a         none
percentage of original purchase price or redemption
price, whichever is lower
------------------------------------------------------- ----------
Maximum sales charge (load) imposed on reinvested            none
dividends
------------------------------------------------------- ----------
Redemption fees                                              none
------------------------------------------------------- ----------
Exchange fees(1)                                             none
------------------------------------------------------- ----------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------- ----------
Management fees                                            [0.00%]
------------------------------------------------------- ----------
Distribution and service (12b-1) fees                        none
------------------------------------------------------- ----------
Other expenses                                             [0.00%]
------------------------------------------------------- ----------
Total annual fund operating expenses                       [0.00%]
------------------------------------------------------- ----------
Fee waivers and payments(5)                              [(0.00%)]
------------------------------------------------------- ----------
Net expenses                                               [0.00%]
------------------------------------------------------- ----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------- ------------
1 year                 [$000]
---------------- ------------
3 years                [$000]
---------------- ------------
5 years                [$000]
---------------- ------------
10 years               [$000]
---------------- ------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has contracted to waive fees and pay expenses through January 31, [2002], in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.25% of average daily net assets.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

How we manage the Fund

Our investment strategies
We use a computer-driven selection process designed to identify stocks of companies that we believe are likely to grow significantly faster than the average of the companies in the S&P 500 Index. Aided by this technology, we evaluate and rank hundreds of stocks daily, using a variety of factors such as dividend yield, earnings growth and price-to-earnings ratios. Decisions to buy and sell stocks are determined by this objective evaluation process.

We take a disciplined approach to investing, combining investment strategies and risk management techniques.

Delaware Social Awareness Fund is a socially responsible fund that invests primarily in stocks that meet certain socially responsible criteria. It strives to provide long-term capital appreciation to its shareholders.

We invest primarily in the common stocks of medium and large-sized companies (generally $1.0 billion or more in market capitalization at the time of purchase) that have met the established socially responsible criteria. We use the Social Investment Database published by Kinder, Lyndberg, Domini & Company, Inc. to determine which companies to exclude from our selection process. The approved stocks are then evaluated using the computer selection process described above.

Our goal is to seek stocks of companies that have the potential to grow significantly faster than the average of the companies in the S&P 500 Index. We believe this growth, if achieved, will result in a rising share price that will provide long-term appreciation to investors.

The Fund's investment objective is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks generally offer investors the potential for capital appreciation and may pay dividends as well.

------------------------------------------------------ ---------------------------------------------------------------------
        Securities                                                              How we use them
------------------------------------------------------ ---------------------------------------------------------------------
                                                                          Delaware Social Awareness Fund
------------------------------------------------------ ---------------------------------------------------------------------
Common stocks: Securities that represent shares of     Generally, we invest 90% to 100% of net assets in common stock
ownership in a corporation. Stockholders participate   of medium-to large-sized companies.
in the corporation's profits and losses,
proportionate to the number of shares they own.
------------------------------------------------------ ---------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer,   Typically, we use repurchase agreements as a short-term investment
such as the Fund, and a seller of securities, in       for the Fund's cash position. In order to enter into these
which the seller agrees to buy the securities back     repurchase agreements, the Fund must have collateral of at least
within a specified time at the same price the buyer    102% of the repurchase price. The Fund will only enter into
paid for them, plus an amount equal to an agreed       repurchase agreements in which the collateral is comprised of U.S.
upon interest rate. Repurchase agreements are often    government securities.
viewed as equivalent to cash.
------------------------------------------------------ ---------------------------------------------------------------------
Restricted securities: Privately placed securities     We may invest in privately placed securities, including those that
whose resale is restricted under securities law.       are eligible for resale only among certain institutional buyers without registration, which are commonly known as Rule 144A
                                                       Securities.
------------------------------------------------------ ---------------------------------------------------------------------
Illiquid securities: Securities that do not have a     We may invest up to 15% of net assets in illiquid securities.
ready market, and cannot be easily sold within seven
days at approximately the price that a fund has
valued them.
------------------------------------------------------ ---------------------------------------------------------------------

Delaware Social Awareness Fund is permitted to invest in all available types of equity securities, including preferred stocks, warrants and convertible securities. The Fund may engage in futures and options transactions for hedging purposes and hold cash, short-term debt securities and money market instruments and when the Fund does so, it may not be able to achieve its investment objective. Please see the Statement of Additional Information for additional information on these securities as well as those listed in the table above.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is; paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total net assets less liabilities other than the obligations created by these commitments.

Lending securities
The Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions, if any, may generate additional income for the Fund.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
For temporary defensive purposes, we may hold a substantial part of the Fund's assets in cash or cash equivalents. To the extent that it holds these securities, the Fund may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

---------------------------------------- -----------------------------------------------------------------------------------
                 Risks                                              How we strive to manage them
---------------------------------------- -----------------------------------------------------------------------------------
                                                                   Delaware Social Awareness Fund

---------------------------------------- -----------------------------------------------------------------------------------
Market risk is the risk that all or a    We maintain a long-term investment approach and focus on stocks we believe can
majority of the securities in a          appreciate over an extended time frame regardless of interim market fluctuations.
certain market -- like the stock or      We do not try to predict overall stock market movements and generally do not
bond market -- will decline in value     trade for short-term purposes.
because of factors such as economic
conditions, future expectations or
investor confidence.

---------------------------------------- -----------------------------------------------------------------------------------
Industry and security risk is the risk   We limit the amount of the Fund's assets invested in any one industry and in any
that the value of securities in a        individual security.
particular industry or the value of an
individual stock or bond will decline    Because the Fund avoids investing in companies that don't meet socially
because of changing expectations for     responsible criteria, its exposure to certain industry sectors may be greater or
the performance of that industry or      less than similar funds or market indexes.  This could affect its performance
for the individual company issuing the   positively or negatively, depending on the performance of those sectors.
stock or bond.
---------------------------------------- -----------------------------------------------------------------------------------
Liquidity risk is the possibility that   We limit exposure to illiquid securities.
securities cannot be readily sold
within seven days at approximately the
price that a fund has valued them.
---------------------------------------- -----------------------------------------------------------------------------------
Limited market risk is the risk that     Because the Fund only invests in companies that meet its definition of "socially
because the Fund avoids certain          responsible," this risk is unavoidable.
companies not considered socially
responsible, it could miss out on
strong performance from those companies.
---------------------------------------- -----------------------------------------------------------------------------------

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid [0.00%] as a percentage of average daily net assets for the last fiscal year.

Portfolio managers
J. Paul Dokas has primary responsibility for making day-to-day investment decisions for the Fund. In making investment decisions for the Fund, Mr. Dokas is assisted by Robert E. Ginsberg.

J. Paul Dokas, Vice President/Senior Portfolio Manager, has had primary responsibility for making day-to-day investment decisions for the Fund since its inception. Mr. Dokas is head of the Structured Products team that manages portfolio allocation and risk control decisions for quantitatively managed portfolios at Delaware Investments. Mr. Dokas holds a BBA in Business from Loyola College and an MBA in Business from the University of Maryland. Prior to joining Delaware Investments in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a CFA charterholder. Mr. Dokas has been Senior Portfolio Manager for the Fund since [ ______ ] 1999.

Robert E. Ginsberg, Vice President/Senior Equity Analyst, graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in Economics with a concentration in Finance. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting working primarily with financial services companies. At Delaware Investments, Mr. Ginsberg handles diverse analytical responsibilities involving large capitalization stocks. He is a CFA Level III candidate.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments Funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment Manager                                                                             Custodian
Delaware Management Company                                                                    The Chase Manhattan Bank
One Commerce Square                                                                            4 Chase Metrotech Center
Philadelphia, PA 19103                                          The Fund                       Brooklyn, NY 11245

                                Distributor                                 Service agent
                                Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                One Commerce Square                         One Commerce Square
                                Philadelphia, PA 19103                      Philadelphia, PA 19103

Portfolio managers
(see page __ for details)
                                                            Shareholders


Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the Fund's manager or its affiliates and of securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the Fund's manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes. Use of Institutional Class shares is restricted to advisers who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients.

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. You may have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------- -----------------------------------------------------
 Delaware Social Awareness Fund                                               Institutional Class
------------------------------------------------------------- ------------------------------------- ---------------
                                                                                                            Period
                                                                        Year Ended 11/30                 2/24/97(1)
------------------------------------------------------------- -------------------------------------        Through
                                                                   2000          1999         1998        11/30/97
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Net asset value, beginning of period                           [$0.000]      $ 11.310     $ 10.350         $ 8.500
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Income (loss) from investment operations:
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Net investment income (loss) (2)                                [0.000]        (0.012)       0.043           0.029
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Net realized and unrealized gain on investments                 [0.000]         1.792        0.957           1.821
                                                                -------         -----        -----           -----
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Total from investment operations                                [0.000]         1.780        1.000           1.850
                                                                -------         -----        -----           -----
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Less distributions:
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Distributions from realized gain on investments                 [0.000]          ----       (0.040)           ----
                                                                -------          ----      -------
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Total distributions                                             [0.000]          ----       (0.040)           ----
                                                                -------          ----      -------
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Net asset value, end of period                                 [$0.000]       $13.090      $11.310         $10.350
                                                               ========       =======      =======         =======
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Total return (3)                                                [0.00%]        15.74%        9.70%          21.77%
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Ratios and supplemental data:
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Net assets, end of period (000 omitted)                            [$0]          $329         $379            $107
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Ratio of expenses to average net assets                         [0.00%]         1.24%        1.20%           1.20%
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                         [0.00%]         1.39%        1.26%           1.66%
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Ratio of net investment income (loss)  to average net
assets                                                          [0.00%]        (0.10%)       0.39%           0.68%
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly        [0.00%]        (0.25%)       0.33%           0.22%
------------------------------------------------------------- ---------- ------------- ------------ ---------------
Portfolio turnover                                                 [0%]           28%          22%             29%
------------------------------------------------------------- ---------- ------------- ------------ ---------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total return reflects an expense limitation.

How to read the financial highlights

Net investment income (loss)
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, would be listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining a fund's portfolio of securities and distributing its shares. They are paid from a fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD Regulation, Inc. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Composite Stock Price Index
The Standard & Poor's 500 Composite Stock Price Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's Prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Social Awareness Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at One Commerce Square, Philadelphia, PA 19103-7042, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202.942.8090.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com


Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Investment Company Act file number: 811-750

---------------------------------------------------------------- ---------------------------------- --------------------------------
Fund Symbols                                                     CUSIP number                       NASDAQ symbol
---------------------------------------------------------------- ---------------------------------- --------------------------------
Delaware Social Awareness Fund Institutional Class               24610C808                          DEQNX
---------------------------------------------------------------- ---------------------------------- --------------------------------

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


P-150 [--] PP 1/01

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London





                         Delaware Diversified Value Fund

                           Class A * Class B * Class C





                                   Prospectus
                                January 29, 2001

                                Total Return Fund







The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                           page
Delaware Diversified Value Fund

How we manage the Fund                                 page
Our investment strategy
The risks of investing in the Fund

Who manages the Fund                                   page
Investment manager
Portfolio manager
Fund administration (Who's who)

About your account                                     page
Investing in the Fund
      Choosing a share class
      How to reduce your sales charge
      How to buy shares Retirement plans
      How to redeem shares Account minimums
      Special services
      Exchanges

Dividends, distributions and taxes

Other investment policies and
risk considerations                                    page

Certain management considerations                      page

Financial highlights                                   page

Glossary                                               page

Profile: Delaware Diversified Value Fund

What is the Fund's goal?
Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in dividend-paying stocks and income producing securities that are convertible into common stocks. Typically the stocks selected for the portfolio will have one or more of the following characteristics based on a comparison to the S&P 500 Composite Stock Index: lower price to earnings ratio, lower price to cash flow ratio, a lower price to book ratio or improving earnings estimates.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices, which can be caused by a drop in the stock market or poor performance from particular industries or companies.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
   o  Investors with long-term financial goals.
   o  Investors looking for growth potential.
   o Investors looking for a core investment to act as a foundation for their equity portfolio.

Who should not invest in the Fund
   o  Investors with short-term financial goals.
   o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
   o  Investors whose primary goal is income.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

------------------------------------------------------------- ------------ ---------- ----------
CLASS                                                         A            B          C
------------------------------------------------------------- ------------ ---------- ----------
Maximum sales charge (load) imposed on purchases as a
percentage of offering price                                  5.75%        none       none
------------------------------------------------------------- ------------ ---------- ----------
Maximum contingent deferred sales charge (load) as a
percentage of original purchase price or redemption
price, whichever is lower                                     none(1)      5%(2)      1%(3)
------------------------------------------------------------- ------------ ---------- ----------
Maximum sales charge (load) imposed on reinvested
dividends                                                     none         none       none
------------------------------------------------------------- ------------ ---------- ----------
Redemption fees                                               none         none       none
------------------------------------------------------------- ------------ ---------- ----------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------- ------------ ---------- ----------
CLASS                                                                A          B          C
------------------------------------------------------------- ------------ ---------- ----------
Management fees                                                    [0.00%]    [0.00%]    [0.00%]
------------------------------------------------------------- ------------ ---------- ----------
Distribution and service (12b-1) fees(4)                           [0.00%]    [0.00%]    [0.00%]
------------------------------------------------------------- ------------ ---------- ----------
Other expenses                                                     [0.00%]    [0.00%]    [0.00%]
------------------------------------------------------------- ------------ ---------- ----------
Total operating expenses(5)                                        [0.00%]    [0.00%]    [0.00%]
------------------------------------------------------------- ------------ ---------- ----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------- --------------- ------------ ------------------ ---------- ---------------------
CLASS(7)                    A            B                  B          C                     C
                                                 (if redeemed)                    (if redeemed)
--------------- --------------- ------------ ------------------ ---------- ---------------------
1 year                   [$000]       [$000]             [$000]     [$000]                [$000]
--------------- --------------- ------------ ------------------ ---------- ---------------------
3 years                  [$000]       [$000]             [$000]     [$000]                [$000]
--------------- --------------- ------------ ------------------ ---------- ---------------------
5 years                  [$000]       [$000]             [$000]     [$000]                [$000]
--------------- --------------- ------------ ------------------ ---------- ---------------------
10 years                 [$000]       [$000]             [$000]     [$000]                [$000]
--------------- --------------- ------------ ------------------ ---------- ---------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through July 31, [2001].

(5) The investment manager has agreed to waive fees and pay expenses through July 31, [2001] in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets. The following table shows the Fund's expenses including the investment manager's and distributor's voluntary expense caps.

-------------------------------------------------------------------------------------------------------------
          Fund operating expenses including voluntary expense caps in effect until July 31, [2001]
-------------------------------------------------------------------------------------------------------------
CLASS                                                    A                    B                   C
------------------------------------------------ ------------------- -------------------- -------------------
Management fees                                       [0.00%]              [0.00%]             [0.00%]
------------------------------------------------ ------------------- -------------------- -------------------
Distribution and service (12b-1) fees                 [0.00%]              [0.00%]             [0.00%]
------------------------------------------------ ------------------- -------------------- -------------------
Other expenses                                        [0.00%]              [0.00%]             [0.00%]
------------------------------------------------ ------------------- -------------------- -------------------
Total operating expenses                              [0.00%]              [0.00%]             [0.00%]
------------------------------------------------ ------------------- -------------------- -------------------

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnotes 4 and 5.

(7) The Class B example reflects the conversion of Class B shares to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund

Delaware Diversified Value Fund's investment objective is non-fundamental. This means the Board of Trustees may change the Fund's objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective. Although the Fund will constantly strive to attain its objective, there can be no assurance that it will be attained. For a description of the Fund's other investment policies, see "Other Investment Policies and Risk Considerations." The Statement of Additional Information contains other investment restrictions.

We take a disciplined approach to investing, combining investment strategies and risk management techniques..

Our investment strategy

We rank a broad universe of stocks using both value characteristics (low price-to-earnings ratio, low price to book ratio, low price to cashflow ratio) and growth characteristics (improving earnings estimates). Based on the ranking, we then do fundamental research on the most attractive companies. A combination of these two analyses is used to select stocks for the portfolio. We rely more heavily on the initial quantitative ranking in our final selection.

The investment objective of Delaware Diversified Value Fund is to achieve capital appreciation with current income as a secondary objective. The Fund seeks to achieve this objective by investing primarily in dividend paying stocks and income producing securities that are convertible into common stocks. The Fund will generally invest in companies currently having a market capitalization of at least $1 billion. The manager seeks companies that have one or more of the following characteristics in relation to the market as represented by the S&P 500 Index: a lower price-to-earnings ratio; a lower price-to-cash flow ratio; a lower price-to-book ratio; or improving earnings estimates.

The manager ranks a broad universe of stocks using quantitative models that assess each company on a variety of value and growth characteristics such as those mentioned above. Generally speaking, a value orientation focuses on stocks that the manager believes are undervalued in price and will eventually be recognized by the market. A growth oriented strategy, on the other hand, typically concentrates on stocks with earnings that the manager believes will grow faster than the overall market. A composite ranking is generated which seeks to identify companies with favorable valuations and/or improving fundamentals. The manager will then perform qualitative assessments of these companies in selecting securities that the manager believes will best help the Fund achieve its objectives. In selecting portfolio securities, the manger will structure a portfolio that is weighted towards those securities that are more highly ranked by the quantitative models.

While it is anticipated that the Fund will invest principally in common stock and securities that are convertible into common stock, the Fund may invest in all available types of equity securities, including without limitation, preferred stock and warrants. Investments in equity securities other than common stock or securities that are convertible into common stock will be made when such securities are more attractively priced relative to the underlying common stock. Such investments may be made in any proportion deemed prudent under existing market and economic conditions. Convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow the Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates as well as factors affecting the market value of the underlying common stock. See "Other Investment Policies and Risk Considerations."

The Fund will invest in convertible fixed-income securities for their equity characteristics and without respect to investment ratings. As a result, the Fund may hold convertible fixed-income securities that are rated below investment grade (i.e., rated below BBB by Standard & Poor's ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"). Although such securities entail higher risks, they are typically less risky than similarly rated non-convertible fixed-income securities by virtue of the convertibility feature. See "High-Yield Securities" under "Other Investment Policies and Risk Considerations."


Up to 20% of the Fund's total assets may be invested directly or indirectly in foreign securities, including investments in American, European and Global Depositary Receipts. See "Foreign Investment Information" under "Other Investment Policies and Risk Considerations."

The Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market the Fund's positions in cash, short-term debt securities and other money market instruments, at times when the Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund. See "Futures Contracts and Options" under "Other Investment Policies and Risk Considerations."

The Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the manager's opinion, such holdings are prudent given then prevailing market conditions. The Fund may also invest in such instruments pending investment by the Fund of proceeds from the sale of portfolio securities or proceeds from new sales of Fund shares pending investment in other types of securities for the Fund or to maintain sufficient liquidity to meet redemptions. All such short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's or, if unrated, judged to be of comparable quality as determined by the manager. See "Short-Term Investments" under "Other Investment Policies and Risk Considerations."

The Fund will constantly strive to achieve its objectives and, in investing to do so, may hold securities for any period of time. To the extent the Fund engages in short-term trading in attempting to achieve its objectives, it may increase the turnover rate and incur larger brokerage commissions and other expenses than might otherwise be the case.

The Fund may also engage in short sales. See "Short Sales" under "Other Investment Policies and Risk Considerations."

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in Delaware Diversified Value Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

--------------------------------------------------- ------------------------------------------------------------------------
                      Risks                                              How we strive to manage them
--------------------------------------------------- ------------------------------------------------------------------------
                                                                        Delaware Diversified Value Fund


--------------------------------------------------- ------------------------------------------------------------------------
Market risk is the risk that all or a majority of   We maintain a long-term investment approach and focus on stocks we
the securities in a certain market -- like the      believe can appreciate over an extended time frame regardless of
stock or bond market -- will decline in value       interim market fluctuations. We do not try to predict overall stock
because of factors such as economic conditions,     market movements and generally do not trade for short-term purposes.
future expectations or investor confidence.
                                                    We may hold a substantial portion of Delaware Diversified Value Fund's assets in cash or securities that are considered equivalent to cash as a temporary, defensive strategy.

--------------------------------------------------- ------------------------------------------------------------------------
Industry and security risk is the risk that the     We limit the amount of the Fund's assets invested in any one industry
value of securities in a particular industry or     and in any individual security. We also follow a rigorous selection
the value of an individual stock or bond will       process designed to identify under-valued securities before choosing
decline because of changing expectations for the    securities for the portfolio.
performance of that industry or for the
individual company issuing the stock or bond.
--------------------------------------------------- ------------------------------------------------------------------------
Liquidity risk is the possibility that securities   We limit exposure to illiquid securities.
cannot be readily sold within seven days at
approximately the price that a fund has valued
them.
--------------------------------------------------- ------------------------------------------------------------------------

Who manages the Fund

Investment Manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid [0.00%], which includes a reduction due to expense limitations.

Portfolio managers

J. Paul Dokas, Vice President/Senior Portfolio Manager, has had primary responsibility for making day-to-day investment decisions for the Fund since its inception. Mr. Dokas holds a BBA in Business from Loyola College and an MBA in Business from the University of Maryland. Prior to joining Delaware Investments in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a Chartered Financial Analyst. In researching securities and making investment decisions for the Fund, Mr. Dokas consults with William E. Dodge.

William E. Dodge, Executive Vice President/Chief Investment Officer, received his undergraduate degree and his MBA from the University of Massachusetts. He began his investment career in 1976 as a Portfolio Manager for AIC Incorporated, and subsequently held investment positions with ABS Capital Management, National Bank of Washington, and E.I. du Pont de Nemours Pension Fund. Mr. Dodge later became Chairman of the Investment Policy Committee, Chief Investment Strategist and Co-Chairman of the Stock Selection Committee at Dean Witter Reynolds. Prior to joining Delaware Investments in 1999, Mr. Dodge was President, Director of Marketing, and Senior Portfolio Manager for Marvin & Palmer Associates. He is a CFA Charterholder, a member of the Association for Investment Management and Research, and former President of the Financial Analysts of Wilmington.

Who's who?
This shows the various organizations involved with managing, administering, and servicing the Delaware Investments Funds.

                                Board of Trustees
Investment Manager                                                                             Custodian
Delaware Management Company                                                                    The Chase Manhattan Bank
One Commerce Square                                                                            4 Chase Metrotech Center
Philadelphia, PA 19103                                          The Fund                       Brooklyn, NY 11245

                                Distributor                                 Service agent
                                Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                One Commerce Square                         One Commerce Square
                                Philadelphia, PA 19103                      Philadelphia, PA 19103

Portfolio managers
(see page __ for details)
                               Financial Advisers
                                  Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Absent 12b-1 fee waivers, Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A sales charges

---------------------------------------- --------------------------- ----------------------------- --------------------------------
                                             Sales charge as %       Sales charge as % of amount      Dealer's commission as % of
          Amount of purchase                 of offering price                 invested                     offering price
---------------------------------------- --------------------------- ----------------------------- --------------------------------
           Less than $50,000                        5.75%                        6.10%                           5.00%
-----------------------------------------------------------------------------------------------------------------------------------
       $50,000 but under $100,000                   4.75%                        4.99%                           4.00%
-----------------------------------------------------------------------------------------------------------------------------------
      $100,000 but under $250,000                   3.75%                        3.90%                           3.00%
-----------------------------------------------------------------------------------------------------------------------------------
      $250,000 but under $500,000                   2.50%                        2.56%                           2.00%
-----------------------------------------------------------------------------------------------------------------------------------
     $500,000 but under $1 million                  2.00%                        2.04%                           1.60%
-----------------------------------------------------------------------------------------------------------------------------------
As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year after your purchase, unless a specific waiver of the charge applies.
-----------------------------------------------------------------------------------------------------------------------------------
          Amount of purchase                Sales charge as %       Sales charge as % of amount      Dealer's commission as % of
                                            of offering price                invested                       offering price
---------------------------------------- ------------------------- ------------------------------ ---------------------------------
      $1 million up to $5 million                  none                        none                             1.00%
---------------------------------------- ------------------------- ------------------------------ ---------------------------------
           Next $20 million
           Up to $25 million                       none                        none                             0.50%
---------------------------------------- ------------------------- ------------------------------ ---------------------------------
        Amount over $25 million                    none                        none                             0.25%
---------------------------------------- ------------------------- ------------------------------ ---------------------------------

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, absent 12b-1 fee waivers, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%, which is currently being waived. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Absent 12b-1 fee waivers, Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

----------------------------- ------------------------------------- --------------------------------------------------------------
          Program                         How it works                                        Share class
                                                                         A             B                               C
----------------------------- ------------------------------------- --------------------------------------------------------------
Letter of Intent              Through a Letter of Intent you             X          Although the Letter of Intent and Rights of
                              agree to invest a certain amount                      Accumulation do not apply to the purchase of
                              in Delaware Investments Funds                         Class B and Class C shares, you can combine
                              (except money market funds with                       your purchase of Class A shares with your
                              no sales charge) over a 13-month                      purchase of Class B and Class C shares to
                              period to qualify for reduced                         fulfill your Letter of Intent or qualify for
                              front-end sales charges.                              Rights of Accumulation.


----------------------------- ------------------------------------- --------------- ----------------------------------------------
Rights of Accumulation        You can combine your holdings or           X
                              purchases of all funds in the
                              Delaware Investments family
                              (except money market funds with
                              no sales charge) as well as the
                              holdings and purchases of your
                              spouse and children under 21 to
                              qualify for reduced front-end
                              sales charges.
----------------------------- ------------------------------------- --------------- --------------------------------- ------------
Reinvestment of Redeemed      Up to 12 months after you redeem      For Class       For Class B, your account         Not
Shares                        shares, you can reinvest the          A, you will     will be credited with the         available.
                              proceeds without paying a sales       not have to     contingent deferred sales
                              charge as noted to the right.         pay an          charge you previously paid on
                                                                    additional      the amount you are
                                                                    front-end       reinvesting. Your schedule
                                                                    sales           for contingent deferred sales
                                                                    charge.         charges and conversion to
                                                                                    Class A will not start over
                                                                                    again; it will pick up from
                                                                                    the point at which you
                                                                                    redeemed your shares.

----------------------------- ------------------------------------- --------------- --------------------------------- ------------
SIMPLE IRA, SEP IRA,          These investment plans may                 X          There is no reduction in sales charges for
SARSEP, Prototype Profit      qualify for reduced sales charges                     Class B or Class C shares for group purchases
Sharing, Pension, 401(k),     by combining the purchases of all                     by retirement plans.
SIMPLE 401(k), 403(b)(7),     members of the group. Members of
and 457 Retirement Plans      these groups may also qualify to
                              purchase shares without a front-
                              end sales charge and may qualify
                              for a waiver of any contingent
                              deferred sales charges.
----------------------------- ------------------------------------- --------------- ----------------------------------------------

How to buy shares


Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


By wire
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.


Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.


By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.


By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.


Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service. For more information about how to sign up for this services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs and Roth IRAs, Uniform Gift to Minors Act and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans and $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, your Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a front-end sales charge or contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Other investment policies and risk considerations

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing. Borrowing money could result in the Fund being unable to meet its investment objectives.

Convertible, debt and non-traditional equity securities
The Fund may invest in convertible and debt securities of issuers in any industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible and debt securities are typically senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible and debt securities typically provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

The Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

The Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Depositary receipts
The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts with respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt. Investments in Depositary Receipts involve risks similar to those accompanying direct investments in foreign securities.

Foreign securities
The Fund may invest up to 20% of its total assets in foreign securities (which include American, European and Global Depositary Receipts). Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with securities of U.S. issuers. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., other things being equal, the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. The Fund may also experience delays in foreign securities settlement.

Futures contracts
A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities, foreign currency or other financial instrument underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market."

Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock prices. For example, the Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

The Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When the Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

The Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

High yield securities
The Fund will invest in convertible fixed-income securities for their equity characteristics and without respect to investment ratings. As a result, the Fund may hold convertible fixed-income securities which are rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody's). See Appendix A of the Statement of Additional Information for a description of ratings. Below investment grade fixed-income securities are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

In the past, in the opinion of the manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high yield, high risk securities differently than other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

Investment company securities
Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not

     o  own more than 3% of the voting stock of another investment company

     o invest more than 5% of the Fund's total assets in the shares of any one investment company nor

     o invest more than 10% of the Fund's total assets in shares of other investment companies.

     If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies. Among investment companies in which the Fund may invest subject to the above limitations are certain exchange traded investment companies which replicate U.S. or foreign stock indices, such as SPDRs or WWEBs.

Options
The Fund may write covered call options on individual issues as well as write call options on stock indices. The Fund may also purchase put options on individual issues and on stock indices. The manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Fund's portfolio as well as the price movement of individual securities. The manager may also write covered call options to achieve income to offset the cost of purchasing put options.

Call options
Writing covered call options - A covered call option obligates the Fund to sell one of its securities for an agreed price up to an agreed date. When the Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually, not more than nine months) at a fixed price regardless of market price changes during the call period. Because the Fund must possess a sufficient amount of the security to meet any potential call while the option is outstanding, the call option is considered to be "covered." The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in the market value of the security. However, if the manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

Writing a call option on stock indices - Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P Over-The-Counter ("OTC") 250. While the option is outstanding, the Fund must segregate cash and/or securities sufficient to meet the call.

Purchasing a call option - When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

Put options
Purchasing a put option - A put option gives the Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right which would be lost if the option is not exercised.

Purchasing a put option on stock indices - Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

Writing a put option - A put option obligates the writer, in return for the premium received, to buy the security underlying the option at the exercise price during the option period, and the purchaser of the option has the right to sell the security to the writer. The Fund will only write put options on a secured basis which means that the Fund will maintain, in a segregated account with its Custodian Bank, cash, U.S. government securities or other assets in an amount not less than the exercise price of the option at all times during the option period. The advantage is that the writer receives premium income while the purchaser can be protected should the market value of the security decline.

Closing transactions - Closing transactions essentially let the Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

Repurchase agreements
In order to invest its short-term cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by its manager, under guidelines approved by the Board of Trustees. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in illiquid assets, of which no more than 10% may be invested in repurchase agreements of over seven days' maturity. The Fund will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which its manager under guidelines of the Board of Trustees determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

Restricted/illiquid securities
The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"). Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Fund.

The Fund may invest no more than 15% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

While maintaining oversight, the Board of Trustees has delegated to the Fund's manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. The Board has instructed the Fund's manager to consider the following factors in determining the liquidity of a Rule 144A Security:

     o  the frequency of trades and trading volume for the security
     o whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers
     o  whether at least two dealers are making a market in the security
     o the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

If the manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the 15% limit on investment in such securities, the manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Securities lending activities
The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the investment adviser, subject to overall supervision by the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the management for the Fund.

Short sales
The Fund may make short sales in an attempt to protect against market declines. Typically, short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund may borrow the security sold short in order to make delivery on the sale. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for redelivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by redelivery of the security, any gain or loss on the transaction is taxable as capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

While the short position is open and until the Fund replaces a borrowed security in connection with a short sale, the Fund will be required to maintain daily a segregated account, containing cash or securities, marked to market daily, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will at all times be equal to at least 100% of the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

The Fund will incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security; conversely, the Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.

In addition to the short sales discussed above, the Fund also may make short sales "against the box," a transaction in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. Because the Fund already owns the security, it is not required to segregate cash and/or securities, although it is required to segregate the security in the amount sold short against the box.

The ability of the Fund to effect short sales may be limited because of certain requirements the Fund must satisfy to maintain its status as a regulated investment company. See "Accounting and Tax Issues - Other Tax Requirements" in the Statement of Additional Information.

Short-term investments
The short-term investments in which the Fund will invest are:

     o Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Fund, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the Fund's total assets. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

        The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

     o Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by the Fund's investment adviser;

     o Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by the Fund's investment adviser

     o  U.S. government securities

     o  Repurchase agreements collateralized by securities listed below.


See Appendix A of the Statement of Additional Information for a description of applicable ratings.

When-issued and delayed delivery securities
The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the its total assets less liabilities other than the obligations created by these commitments.

Certain management considerations

Investments by fund of funds
The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on the Fund and Foundation Funds as a result of these transactions.

Financial highlights

Financial highlights are not provided for Class B and C shares because these classes have not commenced operations. As of November 30, 1999, the A Class had one share outstanding, representing the initial seed purchase. Data for Class A is excluded because the data is not believed to be meaningful.

Glossary

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Composite Stock Price Index
The Standard & Poor's 500 Composite Stock Price Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's Prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Diversified Value Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at One Commerce Square, Philadelphia, PA 19103-7042, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202.942.8090.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Registrant's Investment Company Act file number: 811-750

-------------------------------------------------------- ---------------------
Fund Symbols                                             CUSIP
-------------------------------------------------------- ---------------------
Delaware Diversified Value Fund A Class                  24610C881
-------------------------------------------------------- ---------------------

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

P-456 [--] PP 1/01

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London





                         Delaware Diversified Value Fund

                               Institutional Class






                                   Prospectus
                                January 29, 2001


                                Total Return Fund









The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents


Fund profile                                           page
Delaware Diversified Value Fund

How we manage the Fund                                 page
Our investment strategies
The risks of investing in the Fund

Who manages the Fund                                   page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                                     page
Investing in the Fund
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges

Dividends, distributions and taxes                     page

Other investment policies and
risk considerations                                    page

Certain management considerations                      page

Financial highlights                                   page

Glossary                                               page

Profile: Delaware Diversified Value Fund

What is the Fund's goal?
Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective. Although the Fund will strive to meet its goal, there is no assurance that it will.


What are the Fund's main investment strategies?
We invest primarily in dividend-paying stocks and income producing securities that are convertible into common stocks. Typically the stocks selected for the portfolio will have one or more of the following characteristics based on a comparison to the S&P 500 Composite Stock Index: lower price to earnings ratio, lower price to cash flow ratio, a lower price to book ratio or favorable trends in earnings estimates.


What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices, which can be caused by a drop in the stock market or poor performance from particular companies or industries.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page __.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
   o   Investors with long-term financial goals.
   o   Investors looking for growth potential.
   o Investors looking for a core investment to act as a foundation for their equity portfolio.

Who should not invest in the Fund
   o   Investors with short-term financial goals.
   o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
   o   Investors whose primary goal is income.

How has Delaware Diversified Value Fund performed?


This bar chart and table can help you evaluate the risks of investing in the Fund. We show how the returns for the Fund's Institutional Class shares have varied over the past two calendar years, as well as the average annual returns for the one-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

Year-by-year total return (Institutional Class)

-------------- ------------
1999           2000
-------------- ------------
10.30%         [0.00%]
-------------- ------------

As of November 30, 2000, the Fund's Institutional Class shares had a calendar year-to-date return of [0.00%]. During the periods illustrated in this bar chart, Institutional Class' highest quarterly return was [00.00%] for the quarter ended [_____________] and its lowest quarterly return was [00.00%] for the quarter ended [__________________].

                                                     Average annual returns for periods ending 12/31/00

------------------ ---------------------------------------- --------------------------------------------
                    Institutional Class Inception 9/15/98       S&P 500 Composite Stock Price Index
------------------ ---------------------------------------- --------------------------------------------

------------------ ---------------------------------------- --------------------------------------------
1 year                              [0.00%]                                      [0.00%]
------------------ ---------------------------------------- --------------------------------------------
Lifetime                            [0.00%]                                      [0.00%]
------------------ ---------------------------------------- --------------------------------------------

The Fund's returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.


------------------------------------------------------- -----------
Maximum sales charge (load) imposed on purchases as a         none
percentage of offering price
------------------------------------------------------- -----------
Maximum contingent deferred sales charge (load) as a          none
percentage of original purchase price or redemption
price, whichever is lower
------------------------------------------------------- -----------
Maximum sales charge (load) imposed on reinvested             none
dividends
------------------------------------------------------- -----------
Redemption fees                                               none
------------------------------------------------------- -----------
Exchange fees(1)                                              none
------------------------------------------------------- -----------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------- -----------
Management fees                                             [0.00%]
------------------------------------------------------- -----------
Distribution and service (12-1) fees                          none
------------------------------------------------------- -----------
Other expenses                                              [0.00%]
------------------------------------------------------- -----------
Total operating expenses(2)                                 [0.00%]
------------------------------------------------------- -----------


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


---------------- ------------
1 year                 [$000]
---------------- ------------
3 years                [$000]
---------------- ------------
5 years                [$000]
---------------- ------------
10 years               [$000]
---------------- ------------


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.


(2) The investment manager has agreed to waive fees and pay expenses through July 31, [2001] in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets. The following table shows the Fund's expenses including the investment manager's and distributor's voluntary expense caps.

       -------------------------------------------------------------------------
                   Fund operating expenses including voluntary expense
                          caps in effect until July 31, [2001]
       ------------------------------------------------ ------------------------
       Management fees                                  [0.00%]
       ------------------------------------------------ ------------------------
       Distribution and service (12b-1) fees            none
       ------------------------------------------------ ------------------------
       Other expenses                                   [0.00%]
       ------------------------------------------------ ------------------------
       Total operating expenses                         [0.00%]
       ------------------------------------------------ ------------------------


(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnote 2.

How we manage the Fund


Delaware Diversified Value Fund's investment objective is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective. Although the Fund will constantly strive to attain its objective, there can be no assurance that it will be attained. For a description of the Fund's other investment policies, see "Other Investment Policies and Risk Considerations." The Statement of Additional Information contains other investment restrictions.

We take a disciplined approach to investing, combining investment strategies and risk management techniques.


Our investment strategy
We rank a broad universe of stocks using both value characteristics (low price-to-earnings ratio, low price to book ratio, low price to cashflow ratio) and growth characteristics (improving earnings estimates). Based on the ranking, we then do fundamental research on the most attractive companies. A combination of these two analyses is used to select stocks for the portfolio. We rely more heavily on the initial quantitative ranking in our final selection.

The investment objective of Delaware Diversified Value Fund is to achieve capital appreciation with current income as a secondary objective. The Fund seeks to achieve this objective by investing primarily in dividend paying stocks and income producing securities that are convertible into common stocks. The Fund will generally invest in companies currently having a market capitalization of at least $1 billion. The manager seeks companies that have one or more of the following characteristics in relation to the market as represented by the S&P 500 Index: a lower price-to-earnings ratio; a lower price-to-cash flow ratio; a lower price-to-book ratio; or improving earnings estimates.

The manager ranks a broad universe of stocks using quantitative models that assess each company on a variety of value and growth characteristics such as those mentioned above. Generally speaking, a value orientation focuses on stocks that the manager believes are undervalued in price and will eventually be recognized by the market. A growth oriented strategy, on the other hand, typically concentrates on stocks with earnings that the manager believes will grow faster than the overall market. A composite ranking is generated which seeks to identify companies with favorable valuations and/or improving fundamentals. The manager will then perform qualitative assessments of these companies in selecting securities that the manager believes will best help the Fund achieve its objectives. In selecting portfolio securities, the manger will structure a portfolio that is weighted towards those securities that are more highly ranked by the quantitative models.

While it is anticipated that the Fund will invest principally in common stock and securities that are convertible into common stock, the Fund may invest in all available types of equity securities, including without limitation, preferred stock and warrants. Investments in equity securities other than common stock or securities that are convertible into common stock will be made when such securities are more attractively priced relative to the underlying common stock. Such investments may be made in any proportion deemed prudent under existing market and economic conditions. Convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow the Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates as well as factors affecting the market value of the underlying common stock. See "Other Investment Policies and Risk Considerations."


The Fund will invest in convertible fixed-income securities for their equity characteristics and without respect to investment ratings. As a result, the Fund may hold convertible fixed-income securities that are rated below investment grade (i.e., rated below BBB by Standard & Poor's ("S&P")or Baa by Moody's Investors Service, Inc. ("Moody's"). Although such securities entail higher risks, they are typically less risky than similarly rated non-convertible fixed-income securities by virtue of the convertibility feature. See "High-Yield Securities under Other Investment Policies and Risk Considerations."

Up to 20% of the Fund's total assets may be invested directly or indirectly in foreign securities, including investments in American, European and Global Depositary Receipts. See "Foreign Investment Information under Other Investment Policies and Risk Considerations."

The Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market the Fund's positions in cash, short-term debt securities and other money market instruments, at times when the Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund. See "Futures Contracts and Options under Other Investment Policies and Risk Considerations."


The Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the manager's opinion, such holdings are prudent given then prevailing market conditions. The Fund may also invest in such instruments pending investment by the Fund of proceeds from the sale of portfolio securities or proceeds from new sales of Fund shares pending investment in other types of securities for the Fund or to maintain sufficient liquidity to meet redemptions. All such short-term investments will be of the highest quality as determined by a nationally-recognized statistical ratings organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the manager. See "Short-Term Investments under Other Investment Policies and Risk Considerations."


The Fund will constantly strive to achieve its objectives and, in investing to do so, may hold securities for any period of time. To the extent the Fund engages in short-term trading in attempting to achieve its objectives, it may increase the turnover rate and incur larger brokerage commissions and other expenses than might otherwise be the case.

The Fund may also engage in short sales. See "Short Sales under Other Investment Policies and Risk Considerations."

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

--------------------------------------------------- ------------------------------------------------------------------------
                      Risks                                              How we strive to manage them
--------------------------------------------------- ------------------------------------------------------------------------
                                                                        Delaware Diversified Value Fund
--------------------------------------------------- ------------------------------------------------------------------------
Market risk is the risk that all or a majority of   We maintain a long-term investment approach and focus on stocks we
the securities in a certain market -- like the      believe can appreciate over an extended time frame regardless of
stock or bond market -- will decline in value       interim market fluctuations. We do not try to predict overall stock
because of factors such as economic conditions,     market movements and generally do not trade for short-term purposes.
future expectations or investor confidence.
                                                    We may hold a substantial portion of Delaware Diversified Value Fund's assets in cash or securities that are considered equivalent to cash as a temporary, defensive strategy.


--------------------------------------------------- ------------------------------------------------------------------------
Industry and security risk is the risk that the     We limit the amount of the Fund's assets invested in any one industry
value of securities in a particular industry or     and in any individual security. We also follow a rigorous selection
the value of an individual stock or bond will       process designed to identify under-valued securities before choosing
decline because of changing expectations for the    securities for the portfolio.
performance of that industry or for the
individual company issuing the stock or bond.
--------------------------------------------------- ------------------------------------------------------------------------
Liquidity risk is the possibility that securities   We limit exposure to illiquid securities.
cannot be readily sold within seven days at
approximately the price that a fund has valued
them.
--------------------------------------------------- ------------------------------------------------------------------------

Who manages the Fund


Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid [0.00%], which includes a reduction due to expense limitations.

Portfolio manager

J. Paul Dokas, Vice President/Senior Portfolio Manager, has had primary responsibility for making day-to-day investment decisions for the Fund since its inception. Mr. Dokas holds a BBA in Business from Loyola College and an MBA in Business from the University of Maryland. Prior to joining Delaware Investments in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a Chartered Financial Analyst. In researching securities and making investment decisions for the Fund, Mr. Dokas consults with William E. Dodge.


William E. Dodge, Executive Vice President/Chief Investment Officer, received his undergraduate degree and his MBA from the University of Massachusetts. He began his investment career in 1976 as a Portfolio Manager for AIC Incorporated, and subsequently held investment positions with ABS Capital Management, National Bank of Washington, and E.I. du Pont de Nemours Pension Fund. Mr. Dodge later became Chairman of the Investment Policy Committee, Chief Investment Strategist and Co-Chairman of the Stock Selection Committee at Dean Witter Reynolds. Prior to joining Delaware Investments in 1999, Mr. Dodge was President, Director of Marketing, and Senior Portfolio Manager for Marvin & Palmer Associates. He is a CFA Charterholder, a member of the Association for Investment Management and Research, and former President of the Financial Analysts of Wilmington.

Who's who?
This shows the various organizations involved with managing, administering, and servicing the Delaware Investments Funds.


                                                         Board of Trustees
Investment Manager                                                                             Custodian
Delaware Management Company                                                                    The Chase Manhattan Bank
One Commerce Square                                                                            4 Chase Metrotech Center
Philadelphia, PA 19103                                          The Fund                       Brooklyn, NY 11245

                                Distributor                                 Service agent
                                Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                One Commerce Square                         One Commerce Square
                                Philadelphia, PA 19103                      Philadelphia, PA 19103

Portfolio managers
(see page __ for details)
                                                            Shareholders


Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.


Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.


Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;


o tax-exempt employee benefit plans of the Fund's manager or its affiliates and of securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the Fund's manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes. Use of Institutional Class shares is restricted to advisers who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients.

How to buy shares



By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


By wire
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.



By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.


Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares



By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7042. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.



By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.



By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.



Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. You may have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.


Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.


We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Other investment policies and risk considerations

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing. Borrowing money could result in the Fund being unable to meet its investment objectives.

Convertible, debt and non-traditional equity securities
The Fund may invest in convertible and debt securities of issuers in any industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible and debt securities are typically senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible and debt securities typically provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

The Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

The Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Depositary receipts
The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts with respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt. Investments in Depositary Receipts involve risks similar to those accompanying direct investments in foreign securities.



Foreign securities
The Fund may invest up to 20% of its total assets in foreign securities (which include American, European and Global Depositary Receipts). Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with securities of U.S. issuers. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., other things being equal, the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. The Fund may also experience delays in foreign securities settlement.

Futures contracts
A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities, foreign currency or other financial instrument underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market."

Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock prices. For example, the Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

The Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When the Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

The Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

High yield securities
The Fund will invest in convertible fixed-income securities for their equity characteristics and without respect to investment ratings. As a result, the Fund may hold convertible fixed-income securities which are rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody's). See Appendix A of the Statement of Additional Information for a description of ratings. Below investment grade fixed-income securities are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

In the past, in the opinion of the manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high yield, high risk securities differently than other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

Investment company securities
Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not

   o    own more than 3% of the voting stock of another investment company

   o invest more than 5% of the Fund's total assets in the shares of any one investment company nor

   o invest more than 10% of the Fund's total assets in shares of other investment companies.

     If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies. Among investment companies in which the Fund may invest subject to the above limitations are certain exchange traded investment companies which replicate U.S. or foreign stock indices, such as SPDRs or WWEBs.

Options
The Fund may write covered call options on individual issues as well as write call options on stock indices. The Fund may also purchase put options on individual issues and on stock indices. The manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Fund's portfolio as well as the price movement of individual securities. The manager may also write covered call options to achieve income to offset the cost of purchasing put options.

Call options
Writing covered call options - A covered call option obligates the Fund to sell one of its securities for an agreed price up to an agreed date. When the Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually, not more than nine months) at a fixed price regardless of market price changes during the call period. Because the Fund must possess a sufficient amount of the security to meet any potential call while the option is outstanding, the call option is considered to be "covered." The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in the market value of the security. However, if the manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

Writing a call option on stock indices - Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P Over-The-Counter ("OTC") 250. While the option is outstanding, the Fund must segregate cash and/or securities sufficient to meet the call.

Purchasing a call option - When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

Put options
Purchasing a put option - A put option gives the Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right which would be lost if the option is not exercised.

Purchasing a put option on stock indices - Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

Writing a put option - A put option obligates the writer, in return for the premium received, to buy the security underlying the option at the exercise price during the option period, and the purchaser of the option has the right to sell the security to the writer. The Fund will only write put options on a secured basis which means that the Fund will maintain, in a segregated account with its Custodian Bank, cash, U.S. government securities or other assets in an amount not less than the exercise price of the option at all times during the option period. The advantage is that the writer receives premium income while the purchaser can be protected should the market value of the security decline.

Closing transactions - Closing transactions essentially let the Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

Repurchase agreements
In order to invest its short-term cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by its manager, under guidelines approved by the Board of Trustees. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in illiquid assets, of which no more than 10% may be invested in repurchase agreements of over seven days' maturity. The Fund will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which its manager under guidelines of the Board of Trustees determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

Restricted/illiquid securities
The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"). Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Fund.

The Fund may invest no more than 15% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

While maintaining oversight, the Board of Trustees has delegated to the Fund's manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. The Board has instructed the Fund's manager to consider the following factors in determining the liquidity of a Rule 144A Security:

   o   the frequency of trades and trading volume for the security
   o whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers
   o   whether at least two dealers are making a market in the security
   o the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

If the manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the 15% limit on investment in such securities, the manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Securities lending activities
The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the investment adviser, subject to overall supervision by the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the management for the Fund.

Short sales
The Fund may make short sales in an attempt to protect against market declines. Typically, short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund may borrow the security sold short in order to make delivery on the sale. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for redelivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by redelivery of the security, any gain or loss on the transaction is taxable as capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

While the short position is open and until the Fund replaces a borrowed security in connection with a short sale, the Fund will be required to maintain daily a segregated account, containing cash or securities, marked to market daily, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will at all times be equal to at least 100% of the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

The Fund will incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security; conversely, the Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.

In addition to the short sales discussed above, the Fund also may make short sales "against the box," a transaction in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. Because the Fund already owns the security, it is not required to segregate cash and/or securities, although it is required to segregate the security in the amount sold short against the box.

The ability of the Fund to effect short sales may be limited because of certain requirements the Fund must satisfy to maintain its status as a regulated investment company. See Accounting and Tax Issues - Other Tax Requirements in the Statement of Additional Information.

Short-term investments
The short-term investments in which the Fund will invest are:

   o Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Fund, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the Fund's total assets. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

        The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

   o Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by the Fund's investment adviser;

   o Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by the Fund's investment adviser

   o    U.S. government securities

   o    Repurchase agreements collateralized by securities listed below.


See Appendix A of the Statement of Additional Information for a description of applicable ratings.

When-issued and delayed delivery securities
The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the its total assets less liabilities other than the obligations created by these commitments.

Certain management considerations


Investments by fund of funds
The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on the Fund and Foundation Funds as a result of these transactions.

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.


---------------------------------------------------------------- ---------------------------------------------------------
  Delaware Diversified Value Fund                                                  Institutional Class
---------------------------------------------------------------- --------------------------------------- -----------------
                                                                                       Year Ended 11/30            Period
---------------------------------------------------------------- ---------------------------------------        9/15/98(1)
                                                                                                                  Through
                                                                               2000                1999          11/30/98
---------------------------------------------------------------- --------------------------------------- -----------------

---------------------------------------------------------------- ------------------- ------------------- -----------------
 Net asset value, beginning of period                                      [$0.000]              $9.540            $8.500
---------------------------------------------------------------- ------------------- ------------------- -----------------

---------------------------------------------------------------- ------------------- ------------------- -----------------
 Income from investment operations:
---------------------------------------------------------------- ------------------- ------------------- -----------------
 Net investment income(3)                                                   [0.000]               0.129             0.026
---------------------------------------------------------------- ------------------- ------------------- -----------------
 Net realized and unrealized gain on investments                            [0.000]               1.108             1.014
                                                                            -------               -----             -----
---------------------------------------------------------------- ------------------- ------------------- -----------------
 Total from investment operations                                           [0.000]               1.237             1.040
                                                                            -------               -----             -----
---------------------------------------------------------------- ------------------- ------------------- -----------------

---------------------------------------------------------------- ------------------- ------------------- -----------------
 Less dividends and distributions:
---------------------------------------------------------------- ------------------- ------------------- -----------------
 Dividends from net investment income                                       [0.000]              (0.037)             ----
---------------------------------------------------------------- ------------------- ------------------- -----------------
 Distributions from net realized gain on investments                        [0.000]              (0.050)             ----
                                                                            -------             -------              ----
---------------------------------------------------------------- ------------------- ------------------- -----------------
 Total dividends and distributions                                          [0.000]              (0.087)             ----
                                                                            -------             -------              ----
---------------------------------------------------------------- ------------------- ------------------- -----------------

---------------------------------------------------------------- ------------------- ------------------- -----------------
 Net asset value, end of period                                            [$0.000]             $10.690            $9.540
                                                                           ========             =======            ======
---------------------------------------------------------------- ------------------- ------------------- -----------------

---------------------------------------------------------------- ------------------- ------------------- -----------------
 Total Return (2)                                                           [0.00%]              13.05%            12.24%
---------------------------------------------------------------- ------------------- ------------------- -----------------

---------------------------------------------------------------- ------------------- ------------------- -----------------
 Ratios and supplemental data:
---------------------------------------------------------------- ------------------- ------------------- -----------------
 Net assets, end of period (000 omitted)                                       [$0]              $5,143            $2,244
---------------------------------------------------------------- ------------------- ------------------- -----------------
 Ratio of expenses to average net assets                                    [0.00%]               0.75%             0.75%
---------------------------------------------------------------- ------------------- ------------------- -----------------
 Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                                    [0.00%]               1.24%             1.24%
---------------------------------------------------------------- ------------------- ------------------- -----------------
 Ratio of net investment income to average daily net assets                 [0.00%]               1.25%             1.41%
---------------------------------------------------------------- ------------------- ------------------- -----------------
 Ratio of net investment income to average daily net assets
 prior to expense limitation and expenses paid indirectly                   [0.00%]               0.76%             0.92%
---------------------------------------------------------------- ------------------- ------------------- -----------------
 Portfolio turnover                                                            [0%]                111%               74%
---------------------------------------------------------------- ------------------- ------------------- -----------------

(1) Ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total return reflects expense limitations.
(3) The average shares outstanding method has been applied for per share information.


How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, would be listed under "Less dividends and distributions-Distributions from net realized gain on investments."


Realized gains
Profits realized from the sale of securities.

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include fee waivers and assume the shareholder has reinvested all dividends and realized gains.


Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.


Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

Glossary

How to use this glossary
The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.


Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.


Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.


NASD Regulation, Inc. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).


Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Composite Stock Price Index
The Standard & Poor's 500 Composite Stock Price Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's Prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Diversified Value Fund


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at One Commerce Square, Philadelphia, PA 19103-7042, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202.942.8090.

Web site
www.delawareinvestments.com


E-mail
service@delinvest.com


Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)


o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Investment Company Act file number: 811-750



------------------------------------------------------------- -------------------------------------
Fund Symbols                                                  CUSIP
------------------------------------------------------------- -------------------------------------
Delaware Diversified Value Fund Institutional Class           24610C857
------------------------------------------------------------- -------------------------------------



                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London






P-459 [--] PP 1/01

         Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Investments at 800-523-1918, and shareholders of the Institutional Class should contact Delaware Investments at 800-510-4015.


INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
One Commerce Square
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
One Commerce Square
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245



DELAWARE DECATUR EQUITY INCOME FUND

DELAWARE GROWTH AND INCOME FUND

DELAWARE BLUE CHIP FUND

DELAWARE SOCIAL AWARENESS FUND

DELAWARE DIVERSIFIED VALUE FUND


A CLASSES
B CLASSES
C CLASSES


INSTITUTIONAL CLASSES


DELAWARE GROUP EQUITY FUNDS II




PART B

STATEMENT OF
ADDITIONAL INFORMATION


JANUARY 29, 2001



DELAWARE(SM)
------------
INVESTMENTS

                       STATEMENT OF ADDITIONAL INFORMATION
                                January 29, 2001

Delaware Decatur Equity Income Fund             Delaware Blue Chip Fund
Delaware Growth and Income Fund                 Delaware Social Awareness Fund
                         Delaware Diversified Value Fund

                   One Commerce Square, Philadelphia, PA 19103

       For more information about the Institutional Classes: 800-510-4015

       For Prospectus, Performance and Information on Existing Accounts of Class A Shares, Class B Shares and Class C Shares: Nationwide 800-523-1918

         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800-362-7500

         Delaware Group Equity Funds II ("Equity Funds II") is a professionally-managed mutual fund of the series type which currently offers five series of shares: Delaware Decatur Equity Income Fund, Delaware Growth and Income Fund, Delaware Blue Chip Fund, Delaware Social Awareness Fund and Delaware Diversified Value Fund (individually, a "Fund" and collectively, the "Funds").

         Each Fund offers Class A Shares, Class B Shares, Class C Shares (Class A Shares, Class B Shares and Class C Shares together referred to as the "Fund Classes"), and Institutional Class shares ("Institutional Classes"). All references to "shares" in this Part B refer to all Classes of shares of Equity Funds II, except where noted.

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses for the Fund Classes dated January 29, 2001 and the current Prospectuses for the Institutional Classes dated January 29, 2001, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. Prospectuses relating to the Fund Classes and Prospectuses relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. Each Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Reports into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800-523-1918.

------------------------------------------- -------- --------------------------------------------------------------- -------
TABLE OF CONTENTS                            Page                                                                     Page
------------------------------------------- -------- --------------------------------------------------------------- -------
Cover Page                                           Redemption and Exchange
------------------------------------------- -------- --------------------------------------------------------------- -------
Investment Restrictions and Policies                 Dividends and Realized Securities Profits Distributions and
                                                     Taxes
------------------------------------------- -------- --------------------------------------------------------------- -------
Accounting and Tax Issues                            Investment Management Agreement
------------------------------------------- -------- --------------------------------------------------------------- -------
Performance Information                              Officers and Trustees
------------------------------------------- -------- --------------------------------------------------------------- -------
Trading Practices and Brokerage                      General Information
------------------------------------------- -------- --------------------------------------------------------------- -------
Purchasing Shares                                    Financial Statements
------------------------------------------- -------- --------------------------------------------------------------- -------
Investment Plans                                     Appendix A--Description of Ratings
------------------------------------------- -------- --------------------------------------------------------------- -------
Determining Offering Price and Net Asset             Appendix B--Investment Objectives of the Funds in the
Value                                                Delaware Investments Family
------------------------------------------- -------- --------------------------------------------------------------- -------

INVESTMENT RESTRICTIONS AND POLICIES

Investment Restrictions

Fundamental Restrictions - Each Fund has adopted the following restrictions which cannot be changed without approval by the holders of a "majority" of a Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:


         1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 ("1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.


         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.


         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").


         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


Non-fundamental Restrictions - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, a Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by
Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."


         2. Each Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         The following are additional non-fundamental investment restrictions:

Delaware Decatur Equity Income Fund shall not:

          1. Invest more than 5% of the value of its assets in securities of any one company (except U.S. government bonds) or purchase more than 10% of the voting or nonvoting securities of any one company.

          2. Acquire control of any company. (Equity Funds II's Certificate of Incorporation permits control of companies to protect investments already made, but its policy is not to acquire control.)

          3. Purchase or retain securities of a company which has an officer or trustee who is an officer or trustee of Equity Funds II, or an officer, trustee or partner of its investment manager if, to the knowledge of Equity Funds II, one or more of such persons own beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

          4. Allow long or short positions on shares of the Fund to be taken by Equity Funds II's officers, trustees or any of its affiliated persons. Such persons may buy shares of the Fund for investment purposes, however.

          5. Purchase any security issued by any other investment company if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b) own securities of such company having a value in excess of 5% of the Fund's assets or (c) own securities of investment companies having an aggregate value in excess of 10% of the Fund's assets.

          6. Invest more than 10% of the value of its total assets in illiquid assets.

          7. Invest in securities of other investment companies except at customary brokerage commission rates or in connection with mergers, consolidations or offers of exchange.

          8. Make any investment in real estate unless necessary for office space or the protection of investments already made. (This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts.)

          9. Sell short any security or property.

         10. Deal in commodities, except that the Fund may invest in financial futures, including futures contracts on stocks and stock indices, interest rates and foreign currencies and other types of financial futures that may be developed in the future, and may purchase or sell options on such futures, and enter into closing transactions with respect to those activities.

         11. Borrow, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of gross assets taken at cost or market, whichever is lower, and not to pledge more than 15% of gross assets taken at cost. Any borrowing will be done from a bank, and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

         12. Make loans. However, the purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund and the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other transactions.

         13. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

          14. The Fund may act as an underwriter of securities of other issuers, but its present policy is not to do so.

         In addition, notwithstanding restriction 8 above and although not a matter of fundamental policy, Equity Funds II has made a commitment that the Fund's investments in securities issued by real estate investment trusts will not exceed 10% of its total assets. In addition, the Fund may not concentrate investments in any particular industry, which means not investing more than 25% of its assets in any industry.

Delaware Growth and Income Fund shall not:

          1. Invest more than 5% of the market or other fair value of its assets in the securities of any one issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities).

          2. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition.

         3. Make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         4. Purchase or sell real estate but this shall not prevent the Fund from investing in companies which own real estate or in securities secured by real estate or interests therein.

         5. Purchase more than 10% of the outstanding voting or nonvoting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         6. Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for the purposes of the 1933 Act.

          7. Make any investment which would cause more than 25% of the market or other fair value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

          8. Deal in commodities, except that the Fund may invest in financial futures, including futures contracts on stocks and stock indices, interest rates and foreign currencies and other types of financial futures that may be developed in the future, and may purchase or sell options on such futures, and enter into closing transactions with respect to those activities.

          9. Purchase securities on margin, make short sales of securities or maintain a net short position.

         10. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

         11. Invest in warrants valued at the lower of cost or market exceeding 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

         12. Purchase or retain the securities of any issuer which has an officer, trustee or security holder who is a trustee or officer of Equity Funds II or of its investment manager if or so long as the trustees and officers of Equity Funds II and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

          13. Invest in interests in oil, gas or other mineral exploration or development programs.

         14. Invest more than 10% of the value of the Fund's net assets in repurchase agreements maturing in more than seven days and in other illiquid assets.

         15. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets. The Fund will not issue senior securities as defined in the 1940 Act except for notes to banks.

         The application of the investment policy of Delaware Decatur Equity Income Fund and Delaware Growth and Income Fund will be dependent upon the judgment of Delaware Management Company (the "Manager"). In accordance with the judgment of the Manager, the proportions of a Fund's assets invested in particular industries will vary from time to time. The securities in which a Fund invests may or may not be listed on a national stock exchange, but if they are not so listed will generally have an established over-the-counter market. While management believes that the investment objective of Delaware Decatur Equity Income Fund and Delaware Growth and Income Fund can be achieved by investing primarily in common stocks, each Fund may be invested in other securities including, but not limited to, convertible securities, preferred stocks, bonds, warrants and foreign securities. Delaware Decatur Equity Income Fund may invest up to 15% of its net assets in high yield, high risk securities. In periods during which the Manager feels that market conditions warrant a more defensive portfolio positioning, each Fund may also invest in various types of fixed-income obligations.

Delaware Blue Chip Fund will not:

         1. With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities and cash and cash items) or purchase more than 10% of the voting securities of any one company.


         2. Make any investment in real estate. This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts, the purchase of securities issued by companies that deal in real estate, or the investment in securities secured by real estate or interests therein.


         3. Sell short any security or property.

         4. Buy or sell commodities or commodity contracts except that the Fund may enter into futures contracts and options thereon.

         5. Borrow money in excess of one-third of the value of its net assets. Any borrowing will be done in accordance with the rules and regulations prescribed from time to time by the SEC with respect to open-end investment companies. Delaware Blue Chip Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

         6. Make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan securities to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

         7. Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

         8. Invest more than 25% of its total assets in securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         9. Invest for the purpose of acquiring control of any company.

         10. Invest in securities of other investment companies, except the Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the 1940 Act at the time of the investment.


         11. Purchase or retain the securities of any issuer which has an officer, trustee or security holder who is a trustee or officer of Equity Funds II or of the Manager if or so long as the trustees and officers of Equity Funds II and of the Manager together own beneficially more than 5% of any class of securities of such issuer.


          12. Invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

          13. Purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities.

Delaware Social Awareness Fund will not:

         1. With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities and cash and cash items) or purchase more than 10% of the voting securities of any one company.


         2. Make any investment in real estate. This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts, the purchase of securities issued by companies that deal in real estate, or the investment in securities secured by real estate or interests therein.


         3. Sell short any security or property.

         4. Buy or sell commodities or commodity contracts except that the Fund may enter into futures contracts and options thereon.

         5. Borrow money in excess of one-third of the value of its net assets. Any borrowing will be done in accordance with the rules and regulations prescribed from time to time by the SEC with respect to open-end investment companies. Delaware Social Awareness Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

         6. Make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan securities to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

         7. Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

         8. Invest more than 25% of its total assets in securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         9. Invest for the purpose of acquiring control of any company.

         10. Invest in securities of other investment companies, except the Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the 1940 Act at the time of the investment.


         11. Purchase or retain the securities of any issuer which has an officer, trustee or security holder who is a trustee or officer of Equity Funds II or of the Manager if or so long as the trustees and officers of Equity Funds II and of the Manager together own beneficially more than 5% of any class of securities of such issuer.


         12. Invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         13. Purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities.

         Securities will not normally be purchased by a Fund while it has an outstanding borrowing.

         Each Fund may engage in the following investment techniques:

Equity Securities
         Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Warrants
         Each Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Rule 144A Securities
         Each Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will continue to monitor the liquidity of that security to ensure that Delaware Decatur Equity Income Fund and Delaware Growth and Income Fund each has no more than 10%, and Delaware Blue Chip Fund, Delaware Social Awareness Fund and Delaware Diversified Value Fund each has no more than 15%, of its net assets in illiquid securities.

         While maintaining oversight, the Board of Directors of Equity Funds II has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security;
(ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

                  If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Repurchase Agreements
         In order to invest its cash reserves or when in a temporary defensive posture, a Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Trustees. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week, but on occasion for longer periods. Not more than 10% of the assets of each Fund (except Delaware Diversified Value Fund) may be invested in repurchase agreements of over seven-days' maturity. Not more than 15% of Delaware Diversified Value Fund's assets may be invested in illiquid assets, including repurchase agreements of over seven days' maturity. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. A Fund will limit its investments in repurchase agreements, to those which the Manager, under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund's yield under such agreements, which is monitored on a daily basis. Such collateral is held by the Custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but the Funds consider repurchase agreements contracts for the purchase and sale of securities, and it seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of a default.

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the funds in the Delaware Investments family jointly to invest cash balances. Each Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Portfolio Loan Transactions
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund involved; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the trustees of Equity Funds II know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees , including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Options
         Each Fund may write call options on a covered basis only and purchase put options, and will not engage in option writing strategies for speculative purposes.

Covered Call Writing
         Each Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that the Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to both options on actual portfolio securities owned by a Fund and options on stock indices, a Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.


         A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Purchasing Call Options
         Delaware Diversified Value Fund may purchase call options to enhance income or to hedge its portfolio securities. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         Delaware Diversified Value Fund may, following the purchase of a call option, liquidate its positions by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although Delaware Diversified Value Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund.

Purchasing Put Options
         Each Fund may invest in put options, provided that each of Delaware Decatur Equity Income Fund and Delaware Growth and Income Fund may invest no more than 2% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. A Fund may invest in put options to enhance income or hedge its portfolio securities.

         Each Fund may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect an unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options
         A put option written by Delaware Diversified Value Fund obligates it to buy the security underlying the option at the exercise price during the option period and the purchaser of the option has the right to sell the security to the Fund. During the option period, the Fund, as writer of the put option, may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the Fund to make payment of the exercise price against delivery of the underlying security. The obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. Delaware Diversified Value Fund may write put options only if the Fund will maintain in a segregated account with its Custodian Bank, cash, U.S. government securities or other assets in an amount not less than the exercise price of the option at all times during the option period. The amount of cash, U.S. government securities or other assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Consistent with the limited purposes for which Delaware Diversified Value Fund intends to engage in the writing of put options, such put options will generally be written in circumstances where the investment adviser wishes to purchase the underlying security for the Fund at a price lower than the current market price of the security. In such event, Delaware Diversified Value Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, Delaware Diversified Value Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Options on Stock Indices
         A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.


         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.


         The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use of options on stock indices will be subject to the Manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

          A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

Futures Contracts
         Each Fund may enter into futures contracts on stocks, stock indices, interest rates and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Fund's positions in cash, short-term debt securities and other money market instruments, at times when such Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund involved.

         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

         Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

         Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed-income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, the Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in the Fund's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows the Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased as a hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, the Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated, and the Fund's cash reserve could then be used to buy long-term bonds on the cash market.

         Each Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates. Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         Each Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. A Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures.

Options
         Each Fund may write covered call options on individual issues. For the option to be considered to be covered, the Fund writing the option must own the common stock underlying the option or securities convertible into such common stock. In addition, each Fund may write call options on stock indices. Each Fund may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and a Fund's portfolio as well as the price movement of individual securities. The Funds do not currently intend to write or purchase options on stock indices.

         While there is no limit on the amount of a Fund's assets which may be invested in covered call options, neither Fund will invest more than 2% of its net assets in put options. The Funds will only use Exchange-traded options.

Foreign and Emerging Market Securities
         Each Fund has the ability to invest up to 20% of its total assets in foreign securities (which, in the case of each Fund except Delaware Blue Chip Fund and Delaware Social Awareness Fund, include Depositary Receipts, as described below) securities in any foreign country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

         In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Consequently, financial data about foreign companies may not accurately reflect the real condition of those issuers and securities markets.

         Further, a Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Each Fund may also invest in securities of issuers located in emerging market nations. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Countries such as those in which a Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by a Fund. Payment of such interest equalization tax, if imposed, would reduce the Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts a Fund may make or enter into will be subject to the special currency rules described above.

Foreign Currency Transactions
         Although each Fund values its assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. A Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         A Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, a Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.


         A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

         It is impossible to forecast the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

Depositary Receipts
         Each Fund may invest in sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, or Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, and "unsponsored" Depositary Receipts are issued without the participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt. Investments in Depositary Receipts involve risks similar to those accompanying direct investments in foreign securities.

Investment Company Securities
         Any investments that a Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, a Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of a Fund's total assets in shares of other investment companies. If a Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to a Fund's investments in unregistered investment companies. Among investment companies in which Delaware Diversified Value Fund may invest subject to the above limitations are certain exchange traded investment companies which replicate U.S. or foreign stock indices, such as SPDRs or WWEBs.

Fixed-Income Securities
         Fixed-income securities consists of bonds, notes debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed-income investments in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

Money Market Instruments
         Each Fund may invest for defensive purposes in corporate government bonds and notes and money market instruments. Money market instruments in which the Funds may invest include U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the U.S. and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

Unseasoned Companies
         Delaware Blue Chip Fund, Delaware Social Awareness Fund and Delaware Diversified Value Fund may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

         In addition, as a matter of non-fundamental policy, Delaware Social Awareness Fund will adhere to a Social Criteria strategy:


         The Manager will utilize the Social Investment Database published by KLD in determining whether a company is engaged in any activity precluded by the Fund's Social Criteria. The Social Investment Database reflects KLD's determination of the extent to which a company's involvement in the activities prohibited by the Social Criteria is significant enough to merit a concern or a major concern. Significance may be determined on the basis of percentage of revenue generated by, or the size of the operations attributable to, activities related to such Social Criteria, or other factors selected by KLD. The social screening undergoes continual refinement and modification.

         Pursuant to the Social Criteria presently in effect, the Fund will not knowingly invest in or hold securities of companies which engage in:

         1. Activities which result or are likely to result in damage to the natural environment;

         2. The production of nuclear power, the design or construction of nuclear power plants, or the manufacture of equipment for the production of nuclear power;

         3.       The manufacture of, or contracting for, military weapons;

         4.       The alcoholic beverage, tobacco or gambling industries; or

         5. Conducting animal testing for cosmetic or personal care products.

         Because of its Social Criteria, the Fund may not be able to take the same advantage of certain investment opportunities as do funds which do not have Social Criteria. Only securities of companies not excluded by any of the Social Criteria will be eligible for consideration for purchase by the Fund according to its objective and policies described in the Fund's Prospectus.


         The Fund will commence the orderly sale of securities of a company when it is determined by the Manager that such company no longer adheres to the Social Criteria. The Fund will sell such securities in a manner so as to minimize any adverse affect on the Fund's assets. Typically, such sales will be made within 90 days from the date of the Manager's determination, unless a sale within the 90-day period would produce a significant loss to the overall value of the Fund's assets.




Convertible Securities
         Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

         The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed-income securities.

         Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

         In general, investments in non-investment grade convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher rated fixed-income securities. Such lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which react more to fluctuations in the general level of interest rates. A Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower rated securities.

High Yield, High Risk Securities
         Delaware Decatur Equity Income Fund may invest up to 15% of its net assets in high yield, high risk fixed-income securities. These securities are rated lower than BBB by Standard & Poor's Ratings Group ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's") and/or rated similarly by another rating agency, or, if unrated, are considered by the Manager to be of equivalent quality. The Fund will not invest in securities which are rated lower than C by S&P, Ca by Moody's or similarly by another rating agency, or, if unrated, are considered by the Manager to be of a quality that is lower than such ratings. Delaware Diversified Value Fund will invest in convertible fixed-income securities for their equity characteristics and without respect to investment ratings. As a result, the Fund may hold convertible fixed-income securities which are rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody's). See Appendix A - Ratings for more rating information. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

         In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

         Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         The economy and interest rates may affect these high yield, high risk securities differently than other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

When-Issued and Delayed Delivery Securities
         Delaware Blue Chip Fund, Delaware Social Awareness Fund and Delaware Diversified Value Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. Each Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to such Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of each Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the its total assets less liabilities other than the obligations created by these commitments.

Short Sales
         Delaware Diversified Value Fund may make short sales in an attempt to protect against market declines. Typically, short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund may borrow the security sold short in order to make delivery on the sale. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for redelivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by redelivery of the security, any gain or loss on the transaction is taxable as capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         While the short position is open and until the Fund replaces a borrowed security in connection with a short sale, the Fund will be required to maintain daily a segregated account, containing cash or securities, marked to market daily, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will at all times be equal to at least 100% of the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

         The Fund will incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security; conversely, the Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.

         In addition to the short sales discussed above, the Fund also may make short sales "against the box," a transaction in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. Because the Fund already owns the security, it is not required to segregate cash and/or securities, although it is required to segregate the security in the amount sold short against the box.

         The ability of the Fund to effect short sales may be limited because of certain requirements the Fund must satisfy to maintain its status as a regulated investment company. See Accounting and Tax Issues - Other Tax Requirements.

Concentration
         In applying Delaware Diversified Value Fund's policy on concentration:
(i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

ACCOUNTING AND TAX ISSUES

         When a Fund writes a call option, an amount equal to the premium received by it is included in the section of the Fund's assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund reports a realized gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.


         Other Tax Requirements--Each Fund has qualified, and intends to continue to qualify, and Delaware Diversified Value Fund intends to qualify, as regulated investment companies under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.


         In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

         (i) Each Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

         (ii) Each Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;


         (iii) Each Fund must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years, and


         (iv) Each Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997, as amended, (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

         The Code requires the Funds to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending November 30 (in addition to amounts from the prior year that were neither distributed nor taxed to a Fund) to you by December 31 of each year in order to avoid federal excise taxes. The Funds intend as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains or when the offsetting position is sold.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.


         If a Fund's Section 988 losses exceed a Fund's other net investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions of federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Fund is required to record a fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Funds may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by a Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Fund). If a Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Fund. In this case, these taxes will be taken as a deduction by a Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040.

         Investment in Passive Foreign Investment Company Securities--The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Fund's income available for distribution to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.


PERFORMANCE INFORMATION

         From time to time, each Fund may state its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund, periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC, or other CDSC, applicable only to certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC, or other CDSC, and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                             n
                                     P (1 + T) = ERV

         Where:      P  =     a hypothetical initial purchase order of $1,000
                              from which, in the case of Class A Shares only, the maximum front-end sales charge is deducted;

                     T  =     average annual total return;

                     n  =     number of years; and

                   ERV  =     redeemable value of the hypothetical $1,000
                              purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will reflect, as applicable, the maximum sales charge, or CDSC, paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.


         The performance of Class A Shares, Class B Shares, Class C Shares and the Institutional Class of Delaware Decatur Equity Income Fund, Delaware Growth and Income Fund, Delaware Blue Chip Fund and Delaware Social Awareness Fund and the Class A Shares and Institutional Class of Delaware Diversified Value Fund, as shown below, is the average annual total return quotations through November 30, 2000, computed as described above.


         The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for the Institutional Classes of Delaware Decatur Equity Income Fund and Delaware Growth and Income Fund for the periods prior to the commencement of operations of such Classes is calculated by taking the performance of the respective Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods for Delaware Growth and Income Fund Institutional Class, no adjustment has been made to eliminate the impact of 12b-1 payments by Delaware Growth and Income Fund A Class, and performance for Delaware Growth and Income Fund Institutional Class would have been affected had such an adjustment been made.


          The average annual total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at November 30, 2000. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at November 30, 2000 and therefore does not reflect the deduction of a CDSC.


         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.



                                                  Average Annual Total Return
--------------------------- ------------- ------------ --------------- ------------ ------------ ------------- -------------
                              Class A       Class A                      Class B      Class B      Class C       Class C
Delaware Decatur Equity      (At Offer)    (At NAV)    Institutional   (Including   (Excluding    (Including    (Excluding
Income Fund                    (1)(2)         (2)          Class        CDSC)(3)       CDSC)        CDSC)         CDSC)
--------------------------- ------------- ------------ --------------- ------------ ------------ ------------- -------------
1 year ended 11/30/00          0.00%         0.00%         0.00%          0.00%        0.00%        0.00%         0.00%
--------------------------- ------------- ------------ --------------- ------------ ------------ ------------- -------------
3 years ended 11/30/00         0.00%         0.00%         0.00%          0.00%        0.00%        0.00%         0.00%
--------------------------- ------------- ------------ --------------- ------------ ------------ ------------- -------------
5 years ended 11/30/00         0.00%         0.00%         0.00%          0.00%        0.00%        0.00%         0.00%
--------------------------- ------------- ------------ --------------- ------------ ------------ ------------- -------------
10 years ended 11/30/00        0.00%         0.00%         0.00%          0.00%        0.00%        0.00%         0.00%
--------------------------- ------------- ------------ --------------- ------------ ------------ ------------- -------------
15 years ended 11/30/00        0.00%         0.00%         0.00%          0.00%        0.00%        0.00%         0.00%
--------------------------- ------------- ------------ --------------- ------------ ------------ ------------- -------------
Life of Fund(4)                0.00%         0.00%         0.00%          0.00%        0.00%        0.00%         0.00%
--------------------------- ------------- ------------ --------------- ------------ ------------ ------------- -------------

(1) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
(2) Performance figures reflect the applicable Rule 12b-1 distribution expenses that apply on and after May 2, 1994.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase;
         (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(4) Date of initial public offering of Delaware Decatur Equity Income Fund A Class was March 18, 1957; Delaware Decatur Equity Income Fund Institutional Class was January 13, 1994, Delaware Decatur Equity Income Fund B Class was September 6, 1994; Delaware Decatur Equity Income Fund C Class was November 29, 1995.


                                                  Average Annual Total Return
--------------------------- ------------- ------------ -------------- ------------- ------------- ------------- ------------
                              Class A                                   Class B       Class B       Class C       Class C
Delaware Growth and          (At Offer)     Class A    Institutional  (Including    (Excluding    (Including   (Excluding
Income Fund                     (1)        (At NAV)        Class        CDSC)(2)       CDSC)         CDSC)         CDSC)
--------------------------- ------------- ------------ -------------- ------------- ------------- ------------- ------------
1 year ended 11/30/00          0.00%         0.00%         0.00%         0.00%         0.00%         0.00%         0.00%
--------------------------- ------------- ------------ -------------- ------------- ------------- ------------- ------------
3 years ended 11/30/00         0.00%         0.00%         0.00%         0.00%         0.00%         0.00%         0.00%
--------------------------- ------------- ------------ -------------- ------------- ------------- ------------- ------------
5 years ended 11/30/00         0.00%         0.00%         0.00%         0.00%         0.00%         0.00%         0.00%
--------------------------- ------------- ------------ -------------- ------------- ------------- ------------- ------------
10 years ended 11/30/00        0.00%         0.00%         0.00%         0.00%         0.00%         0.00%         0.00%
--------------------------- ------------- ------------ -------------- ------------- ------------- ------------- ------------
Life of  Fund(3)               0.00%         0.00%         0.00%         0.00%         0.00%         0.00%         0.00%
--------------------------- ------------- ------------ -------------- ------------- ------------- ------------- ------------


(1) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
(2) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase;
         (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Date of initial public offering of Growth and Income Fund A Class was August 27, 1986; Growth and Income Fund Institutional Class was July 26, 1993; Growth and Income Fund B Class was September 6, 1994; Growth and Income Fund C Class was November 29, 1995.



--------------------------- ------------- ------------ -------------- ------------- ------------- ------------- -------------
                               Class A                                   Class B      Class B       Class C       Class C
                              (At Offer)    Class A    Institutional  (Including    (Excluding    (Including    (Excluding
Delaware Blue Chip Fund (1)      (2)        (At NAV)       Class         CDSC)(3)       CDSC)         CDSC)         CDSC)
--------------------------- ------------- ------------ -------------- ------------- ------------- ------------- -------------
1 year ended 11/30/00          0.00%         0.00%         0.00%         0.00%         0.00%         0.00%         0.00%
--------------------------- ------------- ------------ -------------- ------------- ------------- ------------- -------------
Life of Fund(4)                0.00%         0.00%         0.00%         0.00%         0.00%         0.00%         0.00%
--------------------------- ------------- ------------ -------------- ------------- ------------- ------------- -------------

(1) Reflects voluntary fee waivers and expense payments. In the absence of the voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreement for information about fee waivers and expense payments.


(2) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase;
         (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(4)      Each Class commenced operations on February 24, 1997.


--------------------------- ------------- ------------ -------------- ------------- ------------- ------------- -------------
                               Class A                                   Class B       Class B       Class C       Class C
Delaware Social Awareness    (At Offer)     Class A    Institutional   (Including    (Excluding    (Including    (Excluding
Fund(1)                        (2)(3)     (At NAV)(3)      Class        CDSC)(4)       CDSC)         CDSC)         CDSC)
--------------------------- ------------- ------------ -------------- ------------- ------------- ------------- -------------
1 year ended 11/30/00          0.00%         0.00%         0.00%         0.00%         0.00%         0.00%         0.00%
--------------------------- ------------- ------------ -------------- ------------- ------------- ------------- -------------
Life of Fund(5)                0.00%         0.00%         0.00%         0.00%         0.00%         0.00%         0.00%
--------------------------- ------------- ------------ -------------- ------------- ------------- ------------- -------------

(1) Reflects voluntary fee waivers and expense payments. In the absence of the voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreement for information about fee waivers and expense payments.


(2) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
(3) Reflects voluntary 12b-1 fee waivers to limit 12b-1 expenses to 0.25% of average daily net assets. In the absence of the voluntary fee waiver and payment of expenses, performance would have been affected negatively.
(4) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase;
         (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(5)      Each Class commenced operations on February 24, 1997.


                           Average Annual Total Return
-------------------------------------------- ---------------------------
Delaware Diversified Value Fund(1)                Institutional Class
-------------------------------------------- ---------------------------
1 year ended 11/30/00                                  0.00%
-------------------------------------------- ---------------------------
Life of Fund(1)                                        0.00%
-------------------------------------------- ---------------------------


(1)      Commenced operations on September 15, 1998.

         Delaware Decatur Equity Income Fund and Delaware Growth and Income Fund may also quote their respective Classes' current yield in advertisements and investor communications.

         The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                      a--b      6
                         YIELD = 2[(-------- + 1) -- 1]
                                       cd

          Where:     a   =    dividends and interest earned during the period;

                     b   =    expenses accrued for the period (net of
                              reimbursements);

                     c   =    the average daily number of shares outstanding
                              during the period that were entitled to receive dividends;

                     d   =    the maximum offering price per share on the last
                              day of the period.

The above formula will be used in calculating quotations of yield of each Class, based on specified 30-day periods identified in advertising by these Funds. The 30-day yields of each Class of each Fund listed below as of November 30, 2000 were as follows:

                                Delaware Decatur      Delaware Growth and      Delaware Blue Chip       Delaware Social
                                  Income Fund             Income Fund                 Fund               Awareness Fund
Class A Shares                       0.00%                   0.00%                   0.00%                   0.00%
Class B Shares                       0.00%                   0.00%                   0.00%                   0.00%
Class C Shares                       0.00%                   0.00%                   0.00%                   0.00%
Institutional Class shares           0.00%                   0.00%                   0.00%                   0.00%


         Yield calculations assume the maximum front-end sales charge and expense limitations, if any, and do not reflect the deduction of any contingent deferred sales charge. Actual yield on Class A Shares may be affected by variations in front-end sales charges on investments. Actual yields on Class A Shares, Class B Shares and Class C Shares would have been lower had any Limited CDSC or CDSC been applied.

         Past performance, such as reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any class of the Funds in the future. Investors should note that the income earned and dividends paid by each Fund will vary with the fluctuation of interest rates and performance of the portfolio.

          Each of the Delaware Decatur Equity Income Fund's and Delaware Growth and Income Fund's investment strategy relies on the consistency, reliability and predictability of corporate dividends. Dividends tend to rise over time, despite market conditions, and keep pace with rising prices; they are paid out in "current" dollars. And, just as important, current dividend income can help lessen the effects of adverse market conditions. This dividend discipline, coupled with the potential for capital gains, seeks to provide investors with a consistently higher total-rate-of-return over time.

         In 1972, Delaware Investment Advisers, a division of the Manager, offered the time-proven Decatur investment style to the institutional investing community. As of December 31, 1999, Delaware Investment Advisers managed approximately $4.9 billion in institutional assets under management in that style.

         From time to time, a Fund may also quote each Class' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Class) may be compared to data prepared by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. or to the S&P 500 or the Dow Jones Industrial Average.

         Lipper maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The Russell 2000 Index TR is a total return weighted index which is comprised of 2,000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index and is calculated on a monthly basis. The Russell Top 200 Index measures the performance of the 200 largest companies in the Russell 1000 Index. The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as National Market System traded foreign common stocks and American Depository Receipts. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         In addition, the performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.


         The following tables are examples, for purposes of illustration only, of cumulative total return performance for each Class of each Fund through November 30, 2000. Pursuant to applicable regulation, total return shown for the Institutional Classes of Delaware Decatur Equity Income Fund and Delaware Growth and Income Fund for the periods prior to the commencement of operations of such Classes is calculated by taking the performance of the respective Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments by Delaware Growth and Income Fund A Class, and performance for Delaware Growth and Income Fund Institutional Class would have been affected had such an adjustment been made. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods, but does not reflect any income taxes payable by shareholders on the reinvested distributions. The performance of Class A Shares reflects the maximum front-end sales charge of 5.75% paid on the purchases of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Past performance is no guarantee of future results.

                                                         Cumulative Total Return
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
                               Class A      Class A                      Class B      Class B       Class C       Class C
Delaware Decatur Equity      (At Offer)    (At NAV)    Institutional   (Including    (Excluding    (Including   (Excluding
Income Fund                    (1)(2)         (2)          Class        CDSC)(3)       CDSC)         CDSC)         CDSC)
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
3 months ended 11/30/00         0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
6 months ended 11/30/00         0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
9 months ended 11/30/00         0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
1 year ended 11/30/00           0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
3 years ended 11/30/00          0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
5 years ended 11/30/00          0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
10 years ended 11/30/00         0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
15 years ended 11/30/00         0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
Life of Fund(4)                 0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------

(1) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
(2) Performance figures reflect the applicable Rule 12b-1 distribution expenses that apply on and after May 2, 1994.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase;
         (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.


(3) Date of initial public offering of Delaware Decatur Equity Income Fund A Class was March 18, 1957; Delaware Decatur Equity Income Fund Institutional Class was January 13, 1994, Delaware Decatur Equity Income Fund B Class was September 6, 1994; Delaware Decatur Equity Income Fund C Class was November 29, 1995.


---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
                               Class A                                   Class B      Class B       Class C       Class C
Delaware Growth and Income   (At Offer)     Class A    Institutional   (Including    (Excluding    (Including   (Excluding
Fund                             (1)       (At NAV)        Class        CDSC)(2)       CDSC)         CDSC)         CDSC)
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
3 months ended 11/30/00         0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
6 months ended 11/30/00         0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
9 months ended 11/30/00         0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
1 year ended 11/30/00           0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
3 years ended 11/30/00          0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
5 years ended 11/30/00          0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
10 years ended 11/30/00         0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
15 years ended 11/30/00         0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
Life of Fund(3)                 0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------

(1) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.

(2) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase;
         (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.

(3) Date of initial public offering of Delaware Growth and Income Fund A Class was August 27, 1986; Delaware Growth and Income Fund Institutional Class was July 26, 1993; Delaware Growth and Income Fund B Class was September 6, 1994; Delaware Growth and Income Fund C Class was November 29, 1995.

                                                          Cumulative Total Return
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
                               Class A                                   Class B      Class B       Class C       Class C
                              (At Offer)    Class A    Institutional   (Including    (Excluding    (Including   (Excluding
Delaware Blue Chip Fund(1)       (2)       (At NAV)        Class        CDSC)(3)       CDSC)         CDSC)         CDSC)
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
3 months ended 11/30/00         0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
6 months ended 11/30/00         0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
9 months ended 11/30/00         0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
1 year ended 11/30/00           0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
Life of Fund(4)                 0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------

(1) Reflects voluntary fee waivers and expense payments. In the absence of the voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreement for information about fee waivers and expense payments.


(2) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase;
         (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(4)      Each Class commenced operations on February 24, 1997.




---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
                               Class A      Class A                      Class B      Class B       Class C       Class C
Delaware Social Awareness    (At Offer)    (At NAV)    Institutional   (Including    (Excluding    (Including   (Excluding
Fund(1)                        (2)(3)         (3)          Class        CDSC)(4)       CDSC)         CDSC)         CDSC)
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
3 months ended 11/30/00         0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
6 months ended 11/30/00         0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
9 months ended 11/30/00         0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
1 year ended 11/30/00           0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------
Life of Fund(5)                 0.00%        0.00%         0.00%          0.00%        0.00%         0.00%         0.00%
---------------------------- ------------ ------------ --------------- ------------ ------------- ------------- ------------

(1) Reflects voluntary fee waivers and expense payments. In the absence of the voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreement for information about fee waivers and expense payments.


(2) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
(3) Reflects voluntary 12b-1 fee waivers to limit 12b-1 expenses to 0.25% of average daily net assets. In the absence of the voluntary fee waiver, performance would have been affected negatively.
(4) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase;
         (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(5)      Each Class commenced operations on February 24, 1997.

                         Cumulative Total Return
----------------------------------------- ----------------------------
Delaware Diversified Value                    Institutional Class
Fund(1)
----------------------------------------- ----------------------------
3 months ended 11/30/00                              0.00%
----------------------------------------- ----------------------------
6 months ended 11/30/00                              0.00%
----------------------------------------- ----------------------------
9 months ended 11/30/00                              0.00%
----------------------------------------- ----------------------------
1 year ended 11/30/00                                0.00%
----------------------------------------- ----------------------------
Life of Fund(1)                                      0.00%
----------------------------------------- ----------------------------


(1)      Commenced operations on September 15, 1998.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Funds and other mutual funds available from the Delaware Investments family will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the investment disciplines employed in seeking the objectives of the Funds and the other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of an affiliate of the Manager, including the number of such clients serviced by the affiliate.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.


         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors also should consider their financial ability to continue to purchase shares during periods of low fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Purchasing Shares - Investing by Electronic Fund Transfer for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of a Fund for the same time period.

                                                                  Number
                         Investment           Price Per         of Shares
                           Amount               Share           Purchased

          Month 1          $100                $10.00              10
          Month 2          $100                $12.50               8
          Month 3          $100                $ 5.00              20
          Month 4          $100                $10.00              10

          -----------------------------------------------------------------
                           $400                $37.50              48

          Total Amount Invested:  $400
          Total Number of Shares Purchased:  48
          Average Price Per Share:  $9.38 ($37.50/4)

          Average Cost Per Share:  $8.33 ($400/48 shares)

          This example is for illustration purposes only. It is not intended to represent the actual performance of a Fund or any stock or bond fund in the Delaware Investments family.

          Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.


THE POWER OF COMPOUNDING
          When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.


TRADING PRACTICES AND BROKERAGE

          Equity Funds II selects brokers or dealers to execute transactions on behalf of a Fund to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. A number of trades are made on a net basis where the Funds either buy the securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

          During the fiscal years ended November 30, 1998, 1999 and 2000, the aggregate dollar amounts of brokerage commissions paid by Decatur Equity Income Fund were $4,579,028, $4,401,519 and [$0,000,000], respectively. During the same periods, the aggregate dollar amounts of brokerage commissions paid by Delaware Growth and Income Fund were $2,533,774, $21,674,133 and [$0,000,000], respectively. For the fiscal years ended November 30, 1998, 1999 and 2000, the aggregate dollar amounts of brokerage commissions paid by Delaware Blue Chip Fund were $10,866, $17,345 and [$00,000], respectively. During the same periods, the aggregate dollar amounts of brokerage commissions paid by Delaware Social Awareness Fund were $79,518, $57,760,000 and [$0,000,000], respectively. For the period September 15, 1998 (commencement of operations) through November 30, 1998 and the fiscal years ended November 30, 1999 and 2000, the aggregate dollar amounts of brokerage commissions paid by Delaware Diversified Value Fund were $5,090, $5,772 and [$0,000], respectively.


          The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.


          During the fiscal year ended November 30, 2000, portfolio transactions of Delaware Decatur Equity Income Fund, Delaware Growth and Income Fund, Delaware Blue Chip Fund and Delaware Social Awareness Fund and in the amounts of [$0,000,000,000], [$000,000,000], [$00,000,000], [$00,000,000], respectively, resulting in brokerage commissions of [$0,000,000], [$000,000], [$00,000],
[$00,000] respectively, were directed to brokers for brokerage and research services provided.


          As provided in the Securities Exchange Act of 1934 (the "1934 Act") and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

          The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds II's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


          Consistent with NASD Conduct Rules, and subject to seeking best execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.


Portfolio Turnover
          Portfolio trading will be undertaken principally to accomplish a Fund's objective in relation to anticipated movements in the general level of interest rates. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving a Fund's investment objective.

          The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders to the extent of any net realized capital gains. Each Fund's portfolio turnover rate is not expected to exceed 100%; however, under certain market conditions a Fund may experience a rate of portfolio turnover which could exceed 100%. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by such Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year.

         For the past two fiscal years, portfolio turnover rates were as follows:



         ------------------------------------------------------- -------------- ---------------
                                                                          2000            1999
         ------------------------------------------------------- -------------- ---------------
         Delaware Decatur Equity Income Fund                              [00%]            92%
         ------------------------------------------------------- -------------- ---------------
         Delaware Growth and Income Fund                                  [00%]            94%
         ------------------------------------------------------- -------------- ---------------
         Delaware Blue Chip Fund                                          [00%]            11%
         ------------------------------------------------------- -------------- ---------------
         Delaware Social Awareness Fund                                   [00%]            28%
         ------------------------------------------------------- -------------- ---------------
         Delaware Diversified Value Fund(1)                               [00%]           111%
         ------------------------------------------------------- -------------- ---------------

         (1) Delaware Diversified Value Fund commenced operations on September 15, 1998.


          Each Fund may hold securities for any period of time. A Fund's portfolio turnover will be increased if the Fund writes a large number of call options which are subsequently exercised. The portfolio turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.


PURCHASING SHARES

          The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Equity Funds II or the Distributor.

          The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. However, effective as of January 30, 1998, the minimum initial investment for new shareholder accounts in Delaware Decatur Equity Income Fund is $100 and subsequent purchases for these accounts must be at least $25. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

          Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds II will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

          Selling dealers are responsible for transmitting orders promptly. Equity Funds II reserves the right to reject any order for the purchase of its shares of either Fund if in the opinion of management such rejection is in such Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

          Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

          Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

          The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Equity Funds II and the Distributor intend to operate in compliance with these rules.

          Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectuses. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.


          Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year after purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.


          Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

          Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

          Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.

          The Distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by Diversified Value Fund from the commencement of public offering through July 31, [2001].

         The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan Expenses with respect to Class A Shares of Social Awareness Fund to the extent necessary to ensure 12b-1 Plan Expenses for such Class do not exceed 0.25% of average daily net assets for the period February 1, 1998 through July 31, [2001].

          Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds II for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, B and C Shares
          The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

          The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

          For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

          Dividends, if any, paid on Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the amounts of 12b-1 Plan expenses relating to Class A Shares, Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
          Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

          From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
          As described in the Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Share,s below. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.



Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds II has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of each Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.


         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, each Fund may make payments out of the assets of Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Fund under its Plans, and a Fund's Distribution Agreements, is on an annual basis, up to 0.30% of average daily net assets for the year of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year.

         Although the maximum fee payable under the 12b-1 Plan relating to Delaware Decatur Equity Income Fund A Class is 0.30% of average daily net assets of such class, the Board of Trustees has determined that the annual fee, payable on a monthly basis, under the Plan relating to Delaware Decatur Equity Income Fund A Class, will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Delaware Decatur Equity Income Fund A Class shares that were or are acquired by shareholders on or after May 2, 1994, and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Delaware Decatur Equity Income Fund A Class shares that were acquired before May 2, 1994. While this is the method to be used to calculate the 12b-1 fees to be paid by Delaware Decatur Equity Income Fund A Class under its Plan, the fee is a Class A Shares' expense so that all shareholders of Delaware Decatur Equity Income Fund A Class, regardless of when they purchased their shares, will bear 12b-1 expenses at the same rate. As Class A Shares are sold on or after May 2, 1994, the initial rate of at least 0.10% will increase over time. Thus as the proportion of Delaware Decatur Equity Income Fund A Class shares purchased on or after May 2, 1994 to outstanding Class A Shares of Delaware Decatur Equity Income Fund increases, the expenses attributable to payments under the Plan will also increase (but will not exceed 0.30% of average daily net assets). While this describes the current basis for calculating the fees which will be payable under Delaware


         Decatur Equity Income Fund A Class' Plan, such Plan permits a full 0.30% on each Fund's Class A Shares' assets to be paid at any time following appropriate Board approval. The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan Expenses with respect to Class A Shares of Delaware Social Awareness Fund to the extent necessary to ensure 12b-1 Plan Expenses for such Class do not exceed 0.25% of average daily net assets for the period February 1, 1998 through July 31, [2001]. The Distributor has elected voluntarily to waive all payments under the 12b-1 Plan for Class A Shares, Class B Shares and Class C Shares of the Delaware Diversified Value Fund during the commencement of the public offering of the Fund through July 31, [2001].

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.


         The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Trustees of Equity Funds II, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of Equity Funds II and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the Trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of the respective Funds and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those Trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those Trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of that Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees including a majority of the noninterested Trustees of Equity Funds II having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of Trustees who are not "interested persons" of Equity Funds II must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

         For the fiscal year ended November 30, 2000, payments from Delaware Decatur Equity Income Fund A Class, Delaware Decatur Equity Income Fund B Class and Decatur Equity Income Fund C Class amounted to [$0,000,000], [$0,000,000] and [$000,000], respectively. Such amounts were used for the following purposes:


------------------------------------------------ ------------------------- -------------------------- -------------------------
                                                      Delaware Decatur                                     Delaware Decatur
                                                      Equity Income             Delaware Decatur           Equity Income
                                                      Fund                      Equity Income Fund         Fund
                                                      A Class                   B Class                    C Class
------------------------------------------------ ------------------------- -------------------------- -------------------------
Advertising                                           [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Annual/Semi-Annual Reports                            [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Broker Trails                                         [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Broker Sales Charges                                  [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Dealer Service Expenses                               [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Interest on Broker Sales Charges                      [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Commissions to Wholesalers                            [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Promotional-Broker Meetings                           [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Promotional-Other                                     [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Prospectus Printing                                   [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Telephone                                             [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Wholesaler Expenses                                   [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Other                                                 [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------

         For the fiscal year ended November 30, 2000, payments from Delaware Growth and Income Fund A Class, Delaware Growth and Income Fund B Class and Delaware Growth and Income Fund C Class amounted to [$0,000,000], [$0,000,000] and [$000,000], respectively. Such amounts were used for the following purposes:

------------------------------------------------ ------------------------- -------------------------- -------------------------
                                                      Delaware Growth           Delaware Growth            Delaware Growth
                                                      and Income Fund           and Income Fund            and Income Fund
                                                      A Class                   B Class                    C Class
------------------------------------------------ ------------------------- -------------------------- -------------------------
Advertising                                           [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Annual/Semi-Annual Reports                            [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Broker Trails                                         [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Broker Sales Charges                                  [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Dealer Service Expenses                               [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Interest on Broker Sales Charges                      [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Commissions to Wholesalers                            [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Promotional-Broker Meetings                           [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Promotional-Other                                     [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Prospectus Printing                                   [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Telephone                                             [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Wholesaler Expenses                                   [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Other                                                 [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------

         For the fiscal year ended November 30, 2000, payments from Delaware Blue Chip Fund A Class, Delaware Blue Chip Fund B Class and Delaware Blue Chip Fund C Class amounted to [$00,000], [$000,000] and [$00,000], respectively. Such amounts were used for the following purposes:

------------------------------------------------ ------------------------- -------------------------- -------------------------
                                                      Delaware Blue             Delaware Blue              Delaware Blue
                                                      Chip Fund                 Chip Fund                  Chip Fund
                                                      A Class                   B Class                    C Class
------------------------------------------------ ------------------------- -------------------------- -------------------------
Advertising                                           [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Annual/Semi-Annual Reports                            [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Broker Trails                                         [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Broker Sales Charges                                  [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Dealer Service Expenses                               [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Interest on Broker Sales Charges                      [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Commissions to Wholesalers                            [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Promotional-Broker Meetings                           [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Promotional-Other                                     [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Prospectus Printing                                   [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Telephone                                             [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Wholesaler Expenses                                   [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Other                                                 [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------

         For the fiscal year ended November 30, 2000, payments from Delaware Social Awareness Fund A Class, Delaware Social Awareness Fund B Class and Delaware Social Awareness Fund C Class amounted to [$000,000], [$000,000] and [$00,000], respectively. Such amounts were used for the following purposes:

------------------------------------------------ ------------------------- -------------------------- -------------------------
                                                      Delaware Social           Delaware Social            Delaware Social
                                                      Awareness Fund A          Awareness Fund B           Awareness Fund C
                                                      Class                     Class                      Class
------------------------------------------------ ------------------------- -------------------------- -------------------------
Advertising                                           [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Annual/Semi-Annual Reports                            [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Broker Trails                                         [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Broker Sales Charges                                  [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Dealer Service Expenses                               [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Interest on Broker Sales Charges                      [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Commissions to Wholesalers                            [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Promotional-Broker Meetings                           [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Promotional-Other                                     [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Prospectus Printing                                   [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Telephone                                             [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Wholesaler Expenses                                   [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------
Other                                                 [$000]                     [$000]                    [$000]
------------------------------------------------ ------------------------- -------------------------- -------------------------



Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
        From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
        Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.


         Current and former officers, trustees/directors and employees of Equity Funds II, any other fund in the Delaware Investments family, the Manager, or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

        Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, trustees and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

        Purchases of Class A Shares of each Fund except Delaware Social Awareness Fund at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (RFS) proprietary record keeping system that
(i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to, and received written confirmation back from RFS in writing that it has the requisite number of employees. See Group Investment Plans for information regarding the applicability of the Limited CDSC.


        Purchases of Class A Shares of Social Awareness Fund at net asset value may also be made by the following: financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of the Institutional Class of the Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value product available through Delaware Investments, or (ii) is sponsored by an employer that has at any point after May 1, 1997 more than 100 employees while such plan has held Class A Shares of a Delaware Investments fund and such employer has properly represented to Retirement Financial Services, Inc. in writing that it has the requisite number of employees and has received written confirmation back from Retirement Financial Services, Inc. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

        Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.


         Purchases of Class A Shares at net asset value may also be made by any group retirement plan (excluding defined benefit pension plans) that purchases shares through a retirement plan alliance program that requires shares to be available at net asset value, provided RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program.


        Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

        Equity Funds II must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
        Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

        With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

        Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

        A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares, above.

        The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


Letter of Intention
        The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds II which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Those purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all Classes of shares of a Fund and of the other mutual funds in Delaware Investments previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments fund that did carry a front-end sales charge, CDSC or Limited CDSC.

        Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.



Combined Purchases Privilege
        When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC.


        The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).


Right of Accumulation
        When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC. If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares and Class B Shares of the Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

        A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax adviser be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans
        Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares described in the Prospectus, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

         The Limited CDSC is generally applicable to any redemptions of net asset value purchases made on behalf of a group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.


Institutional Classes
        The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

        Shares of Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.


INVESTMENT PLANS

Reinvestment Plan/Open Account
        Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Fund Classes of Delaware Diversified Value Fund and the Institutional Classes of each Fund are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of any distributions from realized securities profits will be mailed to shareholders in the first quarter of the fiscal year.

        Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds
        Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

        Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

        Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
        If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

        Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

        Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
        Direct Deposit Purchase Plan--Investors may arrange for either Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

        Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

        This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      * * *

        Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

        Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
        Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. Either Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds II for proper instructions.

MoneyLine (SM) On Demand
        You or your investment dealer may request purchases of Fund Class shares of Delaware Decatur Equity Income Fund, Delaware Growth and Income Fund, Delaware Blue Chip Fund and Delaware Social Awareness Fund by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

        It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
        Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

        Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

        Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

        This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

 Asset Planner
        To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

        The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

        An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

        Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
        An investment in the Funds may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

        Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

        Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

        Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

        Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

        It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

        Taxable distributions from the retirement plans described below may be subject to withholding.

        Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
        Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.

Individual Retirement Account ("IRA")
        A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
        The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.


Deductible and Non-deductible IRAs
        An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $33,000 ($53,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $53,000 and $63,000, and for single individuals with incomes between $33,000 and $43,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.


        Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

        Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
        Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit

IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

        A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

        (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

        (2) Substantially equal installment payments for a period certain of 10 or more years;

        (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

        (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

        (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
        For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

        Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.


        Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion was done before January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.


Education IRAs
        For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

        This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

        Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

        Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includible in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher education expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

        A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

        Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

        Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
        A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
        Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
        Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
        Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
        Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

SIMPLE IRA
        A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
        A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE


        Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreement. Orders for purchases of Class B Shares, Class C Shares and Institutional Class shares are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.


        The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

        An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in the financial statements for the Funds which are incorporated by reference into this Part B.

        Each Fund's net asset value per share is computed by adding the value of all the Fund's securities and other assets, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. Portfolio securities, except for bonds, which are primarily traded on a national or foreign securities exchange are valued at the last sale price on that exchange. Options are valued at the last reported sales price or, if no sales are reported, at the mean between bid and asked prices. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Trustees. Subject to the foregoing, for securities for which market quotations are not readily available and other assets the Manager uses methods approved by the Board of Trustees that are designed to price securities at their fair market value.

        Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that the Institutional Classes will not incur any of the expenses under the relevant Fund's 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.


REDEMPTION AND EXCHANGE

        You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. An exchange constitutes for tax purposes, the sale of one fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal income tax purposes. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.


        Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

        Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

        In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

        Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.


        Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement);

provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.


        Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

        If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

        In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

        Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds II has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

        The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

        Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year following purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; (vi) and 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wire cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

        Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.


Written Redemption
        You can write to each Fund at One Commerce Square, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


        Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Institutional Class Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.


Written Exchange
        You may also write to each Fund (at One Commerce Square, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
        To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Institutional Class shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

        The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

        Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
        The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
        Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
        The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

        The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
        You or your investment dealer may request Fund Class redemptions of Delaware Decatur Equity Income Fund, Delaware Growth and Income Fund, Delaware Blue Chip Fund and Delaware Social Awareness Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See MoneyLine
(SM) On Demand under Investment Plans.


Timing Accounts
        Right to Refuse Timing Accounts -- With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.


        Redemptions of Timing Accounts - Redemption requests made from Timing Accounts will be made only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.

        Restrictions on Timed Exchanges -- Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).


        Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

        Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
        Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

        Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

        The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

        Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than or equal to 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charges, below.


         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

        Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

        The Systematic Withdrawal Plan is not available for Delaware Diversified Value Fund or the Institutional Classes of the other Funds. Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission as described in the Prospectus.

        The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

        Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

        In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.


Waivers of Contingent Deferred Sales Charges

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
        The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions form an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; (ix) redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived; and (x) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).


Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
        The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

        The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.


                                      * * *


        In addition, the CDSC will be waived on Class A Shares, Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.


DIVIDENDS AND REALIZED SECURITIES PROFITS, DISTRIBUTIONS AND TAXES

        Each Class of shares of a Fund will share proportionately in the investment income and expenses of the Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

        Delaware Decatur Equity Income Fund intends to pay dividends from net investment income on a monthly basis. Delaware Growth and Income Fund intends to pay dividends from net investment income on a quarterly basis. Delaware Blue Chip Fund, Delaware Social Awareness Fund and Delaware Diversified Value Fund intend to pay dividends from net investment income on an annual basis. Distributions of net capital gains, if any, realized on sales of investments will be distributed annually during the quarter following the close of the fiscal year.

        All dividends and any capital gains distributions will be automatically credited to the shareholder's account in additional shares of the same Class unless, in the case of shareholders in the Fund Classes, the shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

        Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. See also Other Tax Requirements under Accounting and Tax Issues.

        Persons not subject to tax will not be required to pay taxes on distributions.

        Dividends from investment income and short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes, whether received in cash or in additional shares. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates described below. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Each Fund is treated as a single tax entity and capital gains for each Fund will be calculated separately.

        A portion of a Funds' dividends may qualify for the dividends-received deduction for corporations provided in the federal income tax law. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to Fund shareholders, and cannot exceed the gross amount of dividends received by such Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

         Under the Taxpayer Relief Act of 1997 (the "1997 Act"), as revised by the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act") and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories:

         "Long-term capital gains": gains on securities sold after December 31, 1997 and held for more than 12 months as capital assets in the hands of the holder are taxed at the 20% rate when distributed to shareholders (10% for individual investors in the 15% tax bracket).

         "Short -term capital gains": Gains on securities sold by a Fund that do not meet the long-term holdings period are considered short term capital gains and are taxable as ordinary income.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.

         Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

         All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

         If you redeem some or all of yours shares in a Fund, and then reinvest the sales proceeds in such Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report gain or loss on the redemption of your original shares in a Fund. In doing so, all or a portion of the sales charge that you paid for your original shares in a Fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

        Each Fund has qualified, and intend to continue to qualify, as regulated investment companies under Subchapter M of the Code. As such, the Funds will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets. In order to qualify as a regulated investment company for federal income tax purposes, the Funds must meet certain specific requirements that are described under Accounting and Tax Issues-- Other Tax Requirements.

INVESTMENT MANAGEMENT AGREEMENT


        The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Funds, subject to the supervision and direction of Equity Funds II's Board of Trustees.


        The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On November 30, 2000, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $00 billion in assets in the various institutional or separately managed (approximately $00,000,000,000) and investment company (approximately $00,000,000,000) accounts.


         The Investment Management Agreement for the Funds is dated November 23, 1999 and was approved by the initial shareholder on that date. The Agreement provides for an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of Income Funds or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The management fee rate schedule for each Fund is as follows:

         ------------------------------------------------------------------------------------------------
                                                                 Management Fee Schedule
                                                          (as a percentage of average daily net
         Fund Name                                                       assets)
         ---------                                                      Annual Rate
                                                                        ----------
         ----------------------------------------------- ------------------------------------------------
         Delaware Decatur Equity Income Fund             0.65% on first $500 million
                                                         0.60% on next $500 million
                                                         0.55% on next $1,500 million
                                                         0.50% on assets in excess of $2,500 million
         ----------------------------------------------- ------------------------------------------------
         Delaware Growth and Income Fund                 0.65% on first $500 million
                                                         0.60% on next $500 million
                                                         0.55% on next $1,500 million
                                                         0.50% on assets in excess of $2,500 million
         ----------------------------------------------- ------------------------------------------------
         Delaware Blue Chip Fund                         0.65% on first $500 million
                                                         0.60% on next $500 million
                                                         0.55% on next $1,500 million
                                                         0.50% on assets in excess of $2,500 million
         ----------------------------------------------- ------------------------------------------------
         Delaware Social Awareness Fund                  0.75% on first $500 million
                                                         0.70% on next $500 million
                                                         0.65% on next $1,500 million
                                                         0.60% on assets in excess of $2,500 million
         ----------------------------------------------- ------------------------------------------------
         Delaware Diversified Value Fund                 0.65% on first $500 million
                                                         0.60% on next $500 million
                                                         0.55% on next $1,500 million
                                                         0.50% on assets in excess of $2,500 million
         ------------------------------------------------------------------------------------------------

        The Manager has contracted to waive that portion, if any, of the annual management fees payable by Delaware Blue Chip Fund and Delaware Social Awareness Fund and to pay certain expenses of a Fund to the extent necessary to ensure that the total operating expenses of that Fund do not exceed 1.25% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 expenses) from the period August 1, 1999 through January 31, [2002]. Previously, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Delaware Blue Chip Fund and Delaware Social Awareness Fund and to pay certain expenses of a Fund to the extent necessary to ensure that the total operating expenses of that Fund did not exceed 1.25% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 expenses) from the period February 1, 1999 through July 31, 1999 and 1.20% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 expenses) during the commencement of the public offering of the Fund through January 31, 1999.

        The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Delaware Diversified Value Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of the Fund (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 0.75% of the average daily net assets of each Class from the commencement of the public offering of Classes through July 31, [2001].

        On November 30, 2000, the total net assets of Equity Funds II were [$0,000,000,000] broken down as follows:


           Delaware Decatur Equity Income Fund               [$0,000,000,000]
           Delaware Growth and Income Fund                   [$0,000,000,000]
           Delaware Blue Chip Fund                              [$00,000,000]
           Delaware Social Awareness Fund                       [$00,000,000]
           Delaware Diversified Value Fund                       [$0,000,000]

        Set forth below is information regarding the amount of investment advisory fees incurred, paid and waived, if any, by each Fund to the Manager during the periods indicated.


------------------------------------------------------------------------------------------------------------------------------
Delaware Decatur Equity            Investment Advisory Fees      Investment Advisory Fees        Investment Advisory Fees
    Income Fund                             Incurred                         Paid                         Waived
-------------------------------- ------------------------------ ------------------------------ -------------------------------
12/1/99-11/30/00                         [$00,000,000]                 [$00,000,000]                       [$000]
-------------------------------- ------------------------------ ------------------------------ -------------------------------
12/1/98-11/30/99                          $12,266,738                   $12,266,738                         N/A
-------------------------------- ------------------------------ ------------------------------ -------------------------------
12/1/97-11/30/98                          $11,709,268                   $11,709,268                         N/A
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
Delaware Growth and                 Investment Advisory Fees    Investment Advisory Fees         Investment Advisory Fees
    Income Fund                            Incurred                        Paid                           Waived
-------------------------------- ------------------------------ ------------------------------ -------------------------------
12/1/99-11/30/00                         [$00,000,000]                  [$00,000,000]                      [$000]
-------------------------------- ------------------------------ ------------------------------ -------------------------------
12/1/98-11/30/99                           $8,188,088                     $8,188,088                        N/A
-------------------------------- ------------------------------ ------------------------------ -------------------------------
12/1/97-11/30/98                           $7,389,923                     $7,389,923                        N/A
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
   Delaware Blue                  Investment Advisory Fees        Investment Advisory Fees        Investment Advisory Fees
    Chip Fund                               Incurred                         Paid                         Waived
-------------------------------- ------------------------------ ------------------------------ -------------------------------
12/1/99-11/30/00                         [$00,000,000]                  [$00,000,000]                      [$000]
-------------------------------- ------------------------------ ------------------------------ -------------------------------
12/1/98-11/30/99                             $166,399                        $49,127                    $117,272
-------------------------------- ------------------------------ ------------------------------ -------------------------------
12/1/97-11/30/98                              $65,355                        $12,163                     $53,192
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
Delaware Social Awareness Fund      Investment Advisory Fees    Investment Advisory Fees         Investment Advisory Fees
                                            Incurred                         Paid                          Waived
-------------------------------- ------------------------------ ------------------------------ -------------------------------
12/1/99-11/30/00                         [$00,000,000]                  [$00,000,000]                      [$000]
-------------------------------- ------------------------------ ------------------------------ -------------------------------
12/1/98-11/30/99                             $706,897                       $563,427                    $143,470
-------------------------------- ------------------------------ ------------------------------ -------------------------------
12/1/97-11/30/98                             $345,435                       $315,561                     $29,874
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Delaware Diversified               Investment Advisory Fees        Investment Advisory Fees        Investment Advisory Fees
  Value Fund                               Incurred                           Paid                         Waived
-------------------------------- ------------------------------ ------------------------------ -------------------------------
12/1/99-11/30/00                         [$00,000,000]                  [$00,000,000]                      [$000]
-------------------------------- ------------------------------ ------------------------------ -------------------------------
12/1/98-11/30/99                              $16,073                         $3,538                    $ 12,535
-------------------------------- ------------------------------ ------------------------------ -------------------------------
9/15/98(1)-11/30/98                           $ 2,794                           $693                     $ 2,101
------------------------------------------------------------------------------------------------------------------------------



 (1)     Commencement of operations.

         Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by Equity Funds II's Trading Department. The Manager pays the salaries of all trustees, officers and employees of Equity Funds II who are affiliated with the Manager. Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include each Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.


Distribution and Service
         The Distributor, Delaware Distributors, L.P., located at One Commerce Square, Philadelphia, PA 19103, serves as the national distributor for the Funds under Distribution Agreements dated November 23, 1999. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Funds on behalf of Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, Inc. ("DDI") is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at One Commerce Square, Philadelphia, PA 19103, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to an agreement dated November 23, 1999. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.


         The Funds have authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.


OFFICERS AND TRUSTEES

         The business and affairs of Equity Funds II are managed under the direction of its Board of Trustees.


         Certain officers and trustees of Equity Funds II hold identical positions in each of the other funds in the Delaware Investments family. On December 31, 2000, Equity Funds II's officers and trustees owned less than [0%] of the outstanding shares of each Class of Delaware Decatur Equity Income Fund, Delaware Growth and Income Fund, Delaware Blue Chip Fund, Delaware Social Awareness Fund and Delaware Diversified Value Fund.

         As of December 31, 2000, management believes the following shareholders held of record 5% or more of the outstanding shares of a Class. Management does not have knowledge of beneficial owners.


---------------------------------------------------------------------------------------------------------------------------------
Class                             Name and Address of Account                              Share Amount         Percentage
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Decatur Equity Income    Merrill Lynch, Pierce, Fenner & Smith
Fund B Class                      For the Sole Benefit of its Customers
                                  Attn: Fund Administration
                                  4800 Deer Lake Drive East, 2nd Floor
                                  Jacksonville, FL 32246
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Decatur Equity Income    Merrill Lynch, Pierce, Fenner & Smith
Fund C Class                      For the Sole Benefit of its Customers
                                  Attn: Fund Administration
                                  4800 Deer Lake Drive East, 2nd Floor
                                  Jacksonville, FL 32246
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Decatur Equity Income    RS 401(k) Plan
Fund Institutional Class          Day & Zimmerman
                                  Attn: Sandy Geist
                                  1818 Market Street
                                  Philadelphia, PA 19103-3638
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
Class                             Name and Address of Account                                  Share Amount           Percentage
--------------------------------- ------------------------------------------------ ------------------------- --------------------
                                  Grace S&W Linton Nelson
                                  Foundation Incorporated 7/5/84
                                  c/o Fred C. Aldridge Jr.
                                  940 W. Valley Rd.  Suite 1601
                                  Wayne, PA 19087-1853
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Decatur Equity Income    Ogden Energy Group, Inc.
Fund Institutional Class          40 Lane Road
                                  Fairfield, NJ 07004
--------------------------------- ------------------------------------------------ ------------------------- --------------------
                                  RS DMC Employee Profit Sharing Plan
                                  Delaware Fund Employee Profit
                                  Sharing Trust
                                  c/o Rick Seidel
                                  1818 Market Street
                                  Philadelphia, PA 19103-3682
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Growth and Income Fund   Merrill Lynch, Pierce, Fenner & Smith
A Class                           For the Sole Benefit of its Customers
                                  Attn: Fund Administration
                                  4800 Deer Lake Drive East, 2nd Floor
                                  Jacksonville, FL 32246
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Growth and Income Fund   Merrill Lynch, Pierce, Fenner & Smith
B Class                           For the Sole Benefit of its Customers
                                  Attn: Fund Administration
                                  4800 Deer Lake Drive East, 2nd Floor
                                  Jacksonville, FL 32246
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Growth and Income Fund   Merrill Lynch, Pierce, Fenner & Smith
C Class                           For the Sole Benefit of its Customers
                                  Attn: Fund Administration
                                  4800 Deer Lake Drive East, 2nd Floor
                                  Jacksonville, FL  32246
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Growth and Income Fund   Federated Life Insurance Company
Institutional Class               Separate Account A
                                  Attn: Tom Koch
                                  P.O. Box 328
                                  Owatonna, MN 55060-0328
--------------------------------- ------------------------------------------------ ------------------------- --------------------
                                  First Trust NA
                                  Trust Northern States Power
                                  Employee Retirement Savings Plan
                                  Mutual Funds A/C 21736111
                                  P.O. Box 64482
                                  St. Paul, MN 55164-0482
--------------------------------- ------------------------------------------------ ------------------------- --------------------
                                  Lincoln National Life Insurance Co.
                                  Attn: Karen Gerke
                                  1300 S. Clinton Street
                                  Fort Wayne, IN  46802-3518
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
Class                             Name and Address of Account                                  Share Amount           Percentage
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Blue Chip Fund A Class   James Roy Fitzpatrick and
                                  Janice C. Fitzpatrick  Jt Wros
                                  6295 Whitmar Pl.  Apt. S
                                  Memphis, TN 38120-4212
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Blue Chip Fund B Class   Merrill Lynch, Pierce, Fenner & Smith
                                  For the Sole Benefit of its Customers
                                  Attn: Fund Administration
                                  4800 Deer Lake Drive East, 3rd Floor
                                  Jacksonville, FL 32246-6484
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Blue Chip Fund C Class   Merrill Lynch, Pierce, Fenner & Smith
                                  For the Sole Benefit of its Customers
                                  Attn: Fund Administration
                                  4800 Deer Lake Drive East, 3rd Floor
                                  Jacksonville, FL 32246-6484
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Blue Chip Fund           RS DMC Employee Profit Sharing Plan
Institutional Class               Delaware Fund Employee Profit
                                  Sharing Trust
                                  c/o Rick Seidel
                                  1818 Market Street
                                  Philadelphia, PA 19103-3682
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Social Awareness Fund    Reliance Trust Company
A Class                           Cust. FBO Sisters of Mercy NC
                                  P.O. Box 48449
                                  Atlanta, GA 30362-1449
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Social Awareness Fund    Merrill Lynch, Pierce, Fenner & Smith
B Class                           For the Sole Benefit of its Customers
                                  Attn: Fund Administration
                                  4800 Deer Lake Drive East, 2nd Fl
                                  Jacksonville, FL 32246-6484
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Social Awareness Fund    Merrill Lynch, Pierce, Fenner & Smith
C Class                           For the Sole Benefit of its Customers
                                  Attn: Fund Administration
                                  4800 Deer Lake Drive East, 2nd Fl.
                                  Jacksonville, FL 32246-6484
--------------------------------- ------------------------------------------------ ------------------------- --------------------
                                  Advest Inc.
                                  320-12643-18
                                  90 State House Square
                                  Hartford, CT 06103-3702
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Social Awareness Fund    RS DMC Employee Profit Sharing Plan
Institutional Class               Delaware Management Co.Employee Profit Sharing
                                  Trust
                                  c/o Rick Seidel
                                  1818 Market Street
                                  Philadelphia, PA 19103-3682
---------------------------------------------------------------------------------------------------------------------------------



--------------------------------- ------------------------------------------------ ------------------------- --------------------
Class                             Name and Address of Account                                  Share Amount           Percentage
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Social Awareness Fund    RS DMTC 457 Deferred Comp. Plan
Institutional Class               PGW 457 Plan
                                  c/o Rick Seidel
                                  1818 Market Street
                                  Philadelphia, PA 19103-3682
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Diversified Value Fund   Delaware Management Business Trust DIA
A Class                           Attn: Joseph H. Hastings
                                  1818 Market Street 16th Floor
                                  Philadelphia, PA 19103-3691
--------------------------------- ------------------------------------------------ ------------------------- --------------------
Delaware Diversified Value Fund   Lincoln National Life Insurance Co.
Institutional Class               1300 S. Clinton Street
                                  Fort Wayne, IN 46802-3518
--------------------------------- ------------------------------------------------ ------------------------- --------------------
                                  Chase Manhattan Bank
                                  Custodian for
                                  Delaware Group Foundation Funds
                                  Balance Portfolio
                                  Attn: Marisol Gordan, Global Inv. Ser.
                                  3 Metrotech Center, 8th Floor
                                  Brooklyn, NY 11201-3800
---------------------------------------------------------------------------------------------------------------------------------




         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc., Delaware General Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters currently located in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


         Certain officers and trustees of Equity Funds II hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of Equity Funds II are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.

Trustee/Officer                              Business Experience

*Wayne A. Stork (63)                         Chairman, Trustee/Director of Equity Funds II and each of the other 32 investment companies in the Delaware Investments family

                                             Prior to January 1, 1999, Mr. Stork was Director of Delaware Capital
                                             Management, Inc.; Chairman, President and Chief Executive Officer and
                                             Director/Trustee of DMH Corp., Delaware Distributors, Inc. and Founders
                                             Holdings, Inc.; Chairman, President, Chief Executive Officer, Chief
                                             Investment Officer and Director/Trustee of Delaware Management Company, Inc.
                                             and Delaware Management Business Trust; Chairman, President, Chief Executive
                                             Officer and Chief Investment Officer of Delaware Management Company (a
                                             series of Delaware Management Business Trust); Chairman, Chief Executive
                                             Officer and Chief Investment Officer of Delaware Investment Advisers (a
                                             series of Delaware Management Business Trust); Chairman and Chief Executive
                                             Officer of Delaware International Advisers Ltd.; Chairman, Chief Executive
                                             Officer and Director of Delaware International Holdings Ltd.; Chief
                                             Executive Officer of Delaware Management Holdings, Inc.; President and Chief
                                             Executive Officer of Delvoy, Inc.; Chairman of Delaware Distributors, L.P.;
                                             Director of Delaware Service Company, Inc. and Retirement Financial
                                             Services, Inc.

                                             Prior to January 1, 2000, Mr. Stork was Chairman and Director of Delaware
                                             Management Holdings, Inc. and a Director of Delaware International Advisers
                                             Ltd.

                                             In addition, during the five years prior to January 1, 2000, Mr.
                                             Stork has served in various executive capacities at different times within Delaware Investments.


----------------------
*Trustee affiliated with Equity Funds II's investment manager and considered an "interested person" as defined in the 1940 Act.

Trustee/Officer                              Business Experience


*David K. Downes (60)                        President, Chief Executive Officer, Chief Financial Officer and
                                             Trustee/Director of Equity Funds II and each of the other 32 investment companies in the Delaware Investments family

                                             President and Director of Delaware Management Company, Inc.

                                             President of Delaware Management Company (a series of Delaware Management
                                             Business Trust)

                                             President, Chief Executive Officer and Director of Delaware Capital
                                             Management, Inc.

                                             Chairman, President, Chief Executive Officer and Director of Delaware
                                             Service Company, Inc.

                                             President, Chief Operating Officer, Chief Financial Officer and Director of
                                             Delaware International Holdings Ltd.

                                             President, Chief Operating Officer and Director of Delaware General
                                             Management, Inc.

                                             Chairman and Director of Delaware Management Trust Company and Retirement
                                             Financial Services, Inc.

                                             Executive Vice President, Chief Operating Officer and Chief Financial
                                             Officer of Delaware Management Holdings, Inc., Founders CBO Corporation,
                                             Delaware Distributors, L.P. and Delaware Investment Advisers (a series of
                                             Delaware Management Business Trust)

                                             Executive Vice President, Chief Financial Officer, Chief Operating Officer
                                             and Trustee of Delaware Management Business Trust

                                             Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                             and Director of DMH Corp., Delaware Distributors, Inc., Founders Holdings,
                                             Inc. and Delvoy, Inc.

                                             Director of Delaware International Advisers Ltd.

                                             During the past five years, Mr. Downes has served in various executive capacities at different times within Delaware Investments.

----------------------
* Trustee affiliated with Equity Funds II's investment manager and considered an "interested person" as defined in the 1940 Act.

Trustee                                      Business Experience


Walter P. Babich (72)                        Trustee/Director of Equity Funds II and each of the other 32 investment companies in the Delaware Investments family

                                             460 North Gulph Road, King of Prussia, PA 19406

                                             Board Chairman, Citadel Constructors, Inc.

                                             From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

John H. Durham (63)                          Trustee/Director of Equity Funds II and each of the other 32 investment companies in the Delaware Investments family

                                             Private Investor.

                                             P.O. Box 819, Gwynedd Valley, PA 19437

                                             Mr. Durham served as Chairman of the Board of each fund in the Delaware
                                             Investments family from 1986 to 1991; President of each fund from 1977 to
                                             1990; and Chief Executive Officer of each fund from 1984 to 1990.  Prior to
                                             1992, with respect to Delaware Management Holdings, Inc., Delaware
                                             Management Company, Delaware Distributors, Inc. and Delaware Service
                                             Company, Inc., Mr. Durham served as a director and in various executive capacities at different times. He was also a Partner of Complete Care
                                             Services from 1995 to 1999.

Anthony D. Knerr (61)                        Trustee/Director of Equity Funds II and each of the other 32 investment companies in the Delaware Investments family.

                                             500 Fifth Avenue, New York, NY 10110

                                             Founder and Managing Director, Anthony Knerr & Associates

                                             From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
                                             Treasurer of Columbia University, New York.  From 1987 to 1989, he was also a lecturer in English at the University.  In addition, Mr. Knerr was
                                             Chairman of The Publishing Group, Inc., New York, from 1988 to 1990.  Mr.
                                             Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (59)                            Trustee/Director of Equity Funds II and each of the other 32 investment companies in the Delaware Investments family

                                             785 Park Avenue, New York, NY 10021

                                             Retired Treasurer, National Gallery of Art

                                             From 1994 to 1999, Ms. Leven was the Treasurer of the National
                                             Gallery of Art and from 1990 to 1994, Ms. Leven was Deputy
                                             Treasurer of the National Gallery of Art. In addition, from 1984 to
                                             1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the
                                             Smithsonian Institution, Washington, DC, and from 1975 to
                                             1992, she was Adjunct Professor of Columbia Business School.

Trustee                                      Business Experience
Thomas F. Madison (64)                       Trustee/Director of Equity Funds II and each of the other 32 investment companies in the Delaware Investments family

                                             200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                             President and Chief Executive Officer, MLM Partners, Inc.

                                             From 1996 to 1999, Mr. Madison was Chairman of the Board of
                                             Communications Holdings, Inc. From February to September 1994, Mr.
                                             Madison served as Vice Chairman--Office of the CEO of The
                                             Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

Charles E. Peck (74)                         Trustee/Director of Equity Funds II and each of the other 32 investment companies in the Delaware Investments family

                                             P.O. Box 1102, Columbia, MD  21044

                                             Secretary/Treasurer, Enterprise Homes, Inc.

                                             From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The
                                             Ryland Group, Inc., Columbia, MD.

Janet L. Yeomans (52)                        Trustee/Director of Equity Funds II and each of the other 32 investment companies in the Delaware Investments family.

                                             Building 220-13W-37, St. Paul, MN 55144

                                             Vice President and Treasurer, 3M Corporation.

                                             From 1987-1994, Ms. Yeomans was Director of Benefit Funds and
                                             Financial Markets for the 3M Corporation; Manager of Benefit
                                             Fund Investments for the 3M Corporation, 1985-1987; Manager of
                                             Pension Funds for the 3M Corporation, 1983-1985;
                                             Consultant--Investment Technology Group of Chase Econometrics,
                                             1982-1983; Consultant for Data Resources, 1980-1982; Programmer
                                             for the Federal Reserve Bank of Chicago, 1970-1974.

Officer                                      Business Experience

William E. Dodge (51)                        Executive Vice President and Chief Investment Officer, Equity of Equity
                                             Funds II and each of the other 32 investment companies in the Delaware
                                             Investments family and Delaware Management Company (a series of Delaware
                                             Management Business Trust)

                                             Executive Vice President of Delaware Management Business Trust and Delaware
                                             Capital Management, Inc.

                                             President and Chief Investment Officer, Equity of Delaware Investment
                                             Advisers (a series of Delaware Management Business Trust)

                                             Prior to joining Delaware  Investments in 1999, Mr. Dodge was
                                             President, Director of Marketing, and Senior Portfolio Manager for
                                             Marvin & Palmer Associates.


Jude T. Driscoll (37)                        Executive Vice President/Head of Fixed-Income of Equity Funds II and each of the other 32 investment companies in  the Delaware Investments family,
                                             Delaware Management Company (a series of Delaware Management Business
                                             Trust) and Delaware Investment Advisers (a series of Delaware Management
                                             Business Trust)

                                             Executive Vice President of Delaware Management Business Trust and Delaware
                                             Capital Management, Inc.

                                             Before joining Delaware Investments in 2000, Mr. Driscoll was Senior
                                             Vice President, Director of Fixed Income Process at Conseco Capital
                                             Management from June 1998 to August 2000. Prior to that, he was
                                             Managing Director for NationsBanc Capital Markets from 1996 to 1998,
                                             Vice President of Goldman Sachs from 1991-1995 and Assistant Vice
                                             President of Conseco Capital Management from 1989 to 1990.

Richard J. Flannery (42)                     Executive Vice President/General Counsel of Equity Funds II and each of the other 32 investment companies in the Delaware Investments family, Delaware
                                             Management Holdings, Inc., Delaware Management Company (a series of Delaware
                                             Management Business Trust), Delaware Investment Advisers (a series of
                                             Delaware Management Business Trust), Delaware Distributors, L.P. and
                                             Founders CBO Corporation.

                                             Executive Vice President/General Counsel and Director of Delaware
                                             International Holdings Ltd., Founders Holdings, Inc., Delvoy, Inc., DMH
                                             Corp., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                             Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                             Delaware Distributors, Inc., Delaware General Management, Inc. and Delaware
                                             Management Business Trust Company.

                                             Executive Vice President/General Counsel and Trustee of Delaware Management
                                             Business Trust.

                                             Director of Delaware International Advisers Ltd.

                                             Director of HYPPCO Finance Company Ltd.

                                             During the past five years, Mr. Flannery has served in various executive capacities at different times within Delaware Investments.

Richelle S. Maestro (42)                     Senior Vice President/Deputy General Counsel and Secretary of Equity Funds
                                             II and each of the other 32 investment companies in the Delaware
                                             Investments family, Delaware Management Company (a series of Delaware
                                             Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                             Delvoy, Inc., Delaware Management Company, Inc., Delaware Management
                                             Business Trust, Delaware Investment Advisers (a series of Delaware
                                             Management Business Trust), Delaware Service Company, Inc., Delaware
                                             Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                             Distributors, Inc., Delaware Distributors, L.P., Delaware Management Trust
                                             Company, Delaware General Management, Inc., Delaware International Holdings
                                             Ltd., Founders Holdings, Inc.

                                             Secretary of Founders CBO Corporation

                                             During the past five years, Ms. Maestro has served in various executive capacities at different times within Delaware Investments.


Officer                                      Business Experience

Joseph H. Hastings (50)                      Senior Vice President/Corporate Controller of Equity Funds II and each of the other 32 investment companies in the Delaware Investments family and
                                             Delaware Investment Advisers (a series of Delaware Management Business
                                             Trust)

                                             Senior Vice President/Corporate Controller and Treasurer of Delaware
                                             Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc.,
                                             Delaware Management Company (a series of Delaware Management Business
                                             Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware
                                             Service Company, Inc., Delaware Capital Management, Inc., Delaware
                                             International Holdings Ltd., Delvoy, Inc., Founders Holdings, Inc., Delaware
                                             General Management, Inc. and Delaware Management Business Trust

                                             Chief Financial Officer of Retirement Financial Services, Inc.

                                             Executive Vice President, Chief Financial Officer and Treasurer of Delaware
                                             Management Trust Company

                                             Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                             During the past five years, Mr. Hastings has served in various executive capacities at different times within Delaware Investments.


Officer                                      Business Experience

Michael P. Bishof (38)                       Senior Vice President and Treasurer of Equity Funds II and each of the other
                                             32 investment companies in the Delaware Investments family

                                             Senior Vice President/Investment Accounting of Delaware Service Company,
                                             Inc., Delaware Capital Management, Inc., Delaware Distributors, L.P.,
                                             Delaware Management Company (a series of Delaware Management Business Trust)
                                             and Founders Holdings, Inc.

                                             Senior Vice President/Investment Accounting and Treasurer of Delaware
                                             Investment Advisers (a series of Delaware Management Business Trust)

                                             Senior Vice President/Manager of Investment Accounting of Delaware
                                             International Holdings Ltd.

                                             Senior Vice President and Assistant Treasurer of Founders CBO Corporation

                                             Before joining Delaware Investments in 1995, Mr. Bishof was a Vice
                                             President for Bankers Trust, New York, NY from 1994 to 1995, a Vice
                                             President for CS First Boston Investment Management, New York, NY
                                             from 1993 to 1994 and an Assistant  Vice President for Equitable
                                             Capital Management Corporation, New York, NY from 1987 to 1993.

John B. Fields (54)                          Senior Vice President/Senior Portfolio Manager of Equity Funds II and each of the other 32 investment companies in the Delaware Investments family,
                                             Delaware Capital Management, Inc., Delaware Management Company (a series of
                                             Delaware Management Business Trust) and Delaware Investment Advisers (a
                                             series of Delaware Management Business Trust)

                                             Trustee of Delaware Management Business Trust

                                             During the past five years, Mr. Fields has served in various capacities at different times within Delaware Investments.

J. Paul Dokas (41)                           Vice President/Senior Portfolio Manager of Equity Funds II and each of the other 32 investment companies in the Delaware Investments family, Delaware
                                             Management Company (a series of Delaware Management Business Trust) and
                                             Delaware Investment Advisers (a series of Delaware Management Business Trust)

                                             Before joining Delaware Investments in 1997, Mr. Dokas was a Director of Trust
                                             Investments for Bell Atlantic Corporation in Philadelphia, where he held various positions from 1985 to 1997.


      The following is a compensation table listing for each trustee entitled to receive compensation, the following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from Equity Funds II during its fiscal year and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee or trustee during Equity Funds II's fiscal year and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of November 30, 2000. Only the independent trustees of Equity Funds II receive compensation from Equity Funds II.


----------------------------------------------------------------------------------------------------------------------------
                                                      Pension or Retirement                         Total Compensation from
                            Aggregate Compensation  Benefits Accrued as Part   Estimated Annual          the Investment
                             received from Equity     of Equity Funds II's      Benefits Upon        Companies in Delaware
                                   Funds II                 Expenses            Retirement(1)            Investments(2)
----------------------------------------------------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------------------------------------------------
                                                                                                        >
Walter P. Babich                     [$000]                     None                 $38,000                    [$000]
----------------------------------------------------------------------------------------------------------------------------
John H. Durham                       [$000]                     None                 $38,000                    [$000]
----------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                     [$000]                     None                 $38,000                    [$000]
----------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                         [$000]                     None                 $38,000                    [$000]
----------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                    [$000]                     None                 $38,000                    [$000]
----------------------------------------------------------------------------------------------------------------------------
Charles E. Peck                      [$000]                     None                 $38,000                    [$000]
----------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans                     [$000]                     None                 $38,000                    [$000]
----------------------------------------------------------------------------------------------------------------------------

(1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested trustee/director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to director /trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of November 30, 1998, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.


(2) Each independent trustee/director receives a total annual retainer fee of $50,000 for serving as a trustee/director for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. Members of the audit committee receive additional compensation of $5,000 plus $1,000 for each meeting in excess of five in any calendar year from all investment companies, in the aggregate, with the exception of the chairperson, receives $8,000 plus $1,000 for each meeting in excess of five in any calendar year. Members of the nominating committee will receive additional compensation of $1,000 from all investment companies, in the aggregate, for each committee meeting. In addition, the chairperson of the nominating committee receives an annual retainer of $500. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $8,000 from all investment companies.

GENERAL INFORMATION

         Equity Funds II is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940. Equity Funds II was first organized as a Delaware corporation in 1956 and was subsequently reorganized as a Maryland corporation on March 4, 1983 and as a Delaware business trust on November 23, 1999.

         The Manager is the investment manager of the Funds. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. An affiliate of the Manager manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

         The Manager and its affiliate Delaware International Advisers Ltd., manage the investment options for Delaware-Lincoln ChoicePlus and Delaware Medallion (SM) III Variable Annuities. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. ChoicePlus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through ChoicePlus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity, although actual performance will differ due to such factors as different expense levels, asset sizes and its timing of purchases and redemptions. See Delaware Group Premium Fund in Appendix B.

         The Delaware Investments Family of Funds, the Manager and the Distributor, in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Portfolios, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics for the Delaware Investments Family of Funds, the Manager and the Distributor are on public file with, and are available from, the SEC.

         The Distributor acts as national distributor for each of the Funds and for the other mutual funds in the Delaware Investments family. The Distributor ("DDLP") received net commissions from each Fund on behalf of their respective Class A Shares, after reallowances to dealers, as follows:

------------------------------------------------------------------------------------------------------------------------------
                                               Delaware Decatur Equity Income Fund
------------------------------------------------------------------------------------------------------------------------------
                            Total Amount of Underwriting
Fiscal Year Ended                   Commission               Amounts Reallowed to Dealers         Net Commission to DDLP
------------------------- -------------------------------- --------------------------------- ---------------------------------
11/30/00                           [$0,000,000]                       [$000,000]                       [$0,000,000]
------------------------- -------------------------------- --------------------------------- ---------------------------------
11/30/99                            $1,530,808                         $231,746                         $1,299,062
------------------------- -------------------------------- --------------------------------- ---------------------------------
11/30/98                             2,260,967                        1,880,809                            380,158
------------------------- -------------------------------- --------------------------------- ---------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                              Delaware Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
                            Total Amount of Underwriting
Fiscal Year Ended                   Commission               Amounts Reallowed to Dealers         Net Commission to DDLP
------------------------- -------------------------------- --------------------------------- ---------------------------------
11/30/00                           [$0,000,000]                        [$000,000]                       [$0,000,000]
------------------------- -------------------------------- --------------------------------- ---------------------------------
11/30/99                             1,898,852                           268,466                          1,630,386
------------------------- -------------------------------- --------------------------------- ---------------------------------
11/30/98                             2,881,036                         2,398,246                            482,790
------------------------- -------------------------------- --------------------------------- ---------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                  Delaware Blue Chip Fund
------------------------------------------------------------------------------------------------------------------------------
                            Total Amount of Underwriting
Fiscal Year Ended                   Commission               Amounts Reallowed to Dealers         Net Commission to DDLP
------------------------- -------------------------------- --------------------------------- ---------------------------------
11/30/00                           [$0,000,000]                        [$000,000]                       [$0,000,000]
------------------------- -------------------------------- --------------------------------- ---------------------------------
11/30/99                               140,682                           120,705                             19,977
------------------------- -------------------------------- --------------------------------- ---------------------------------
11/30/98                               118,681                            98,864                             19,817
------------------------- -------------------------------- --------------------------------- ---------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                              Delaware Social Awareness Fund
------------------------------------------------------------------------------------------------------------------------------
                            Total Amount of Underwriting
Fiscal Year Ended                   Commission               Amounts Reallowed to Dealers         Net Commission to DDLP
------------------------- -------------------------------- --------------------------------- ---------------------------------
11/30/00                           [$0,000,000]                        [$000,000]                       [$0,000,000]
------------------------- -------------------------------- --------------------------------- ---------------------------------
11/30/99                               450,807                           388,197                             62,610
------------------------- -------------------------------- --------------------------------- ---------------------------------
11/30/98                               759,935                           634,359                            125,576
------------------------- -------------------------------- --------------------------------- ---------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                             Delaware Diversified Value Fund
------------------------------------------------------------------------------------------------------------------------------
                            Total Amount of Underwriting
Fiscal Year Ended                   Commission               Amounts Reallowed to Dealers         Net Commission to DDLP
------------------------- -------------------------------- --------------------------------- ---------------------------------
11/30/00                           [$0,000,000]                        [$000,000]                       [$0,000,000]
------------------------- -------------------------------- --------------------------------- ---------------------------------
11/30/99                                   -0-                               -0-                                -0-
------------------------- -------------------------------- --------------------------------- ---------------------------------
11/30/98*                                  -0-                               -0-                                -0-
------------------------- -------------------------------- --------------------------------- ---------------------------------

*Commenced operations on September 15, 1998.

         The Distributor received Limited CDSC payments with respect to Class A Shares of each Fund as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                       Limited CDSC Payments
------------------------------------------------------------------------------------------------------------------------------
                      Delaware Decatur     Delaware Growth                           Delaware Social      Delaware
                      Equity Income Fund   and Income Fund A    Delaware Blue Chip   Awareness Fund A     Diversified Value
Fiscal Year Ended     A Class              Class                Fund A Class*        Class*               Fund A Class**
--------------------- -------------------- -------------------- -------------------- -------------------- --------------------
11/30/00              [$0]                 [$0]                 [$0]                 [$0]                 [$0]
--------------------- -------------------- -------------------- -------------------- -------------------- --------------------
11/30/99              151                  -----                -----                -----                -----
--------------------- -------------------- -------------------- -------------------- -------------------- --------------------
11/30/98              -----                1,095                -----                260                  N/A
--------------------- -------------------- -------------------- -------------------- -------------------- --------------------

 *Commenced operations on February 24, 1997.
**Commenced operations on September 15, 1998.

         The Distributor received CDSC payments with respect to Class B Shares of each Fund as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                          CDSC Payments
------------------------------------------------------------------------------------------------------------------------------
                      Delaware Decatur     Delaware Growth                           Delaware Social      Delaware
                      Equity Income Fund   and Income Fund B    Delaware Blue Chip   Awareness Fund B     Diversified Value
Fiscal Year Ended     B Class              Class                Fund B Class*        Class*               Fund B Class**
--------------------- -------------------- -------------------- -------------------- -------------------- --------------------
11/30/00              [$0]                 [$0]                 [$0]                 [$0]                 [$0]
--------------------- -------------------- -------------------- -------------------- -------------------- --------------------
11/30/99              592,768              760,022              57,320               143,690              -----
--------------------- -------------------- -------------------- -------------------- -------------------- --------------------
11/30/98              321,946              311,926              5,052                31,703               -----
--------------------- -------------------- -------------------- -------------------- -------------------- --------------------

 *Commenced operations on February 24, 1997.
**Commenced operations on September 15, 1998.

         The Distributor received CDSC payments with respect to Class C Shares of each Fund as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                         CDSC Payments
------------------------------------------------------------------------------------------------------------------------------
                      Delaware Decatur     Delaware Growth                           Delaware Social      Delaware
                      Equity Income Fund   and Income Fund C    Delaware Blue Chip   Awareness Fund C     Diversified Value
Fiscal Year Ended     C Class              Class                Fund C Class*        Class*               Fund C Class**
--------------------- -------------------- -------------------- -------------------- -------------------- --------------------
11/30/00              [$0]                 [$0]                 [$0]                 [$0]                 [$0]
--------------------- -------------------- -------------------- -------------------- -------------------- --------------------
11/30/99              5,195                18,561               600                  12,563               -----
--------------------- -------------------- -------------------- -------------------- -------------------- --------------------
11/30/98              4,581                12,445               161                  1,382                -----
--------------------- -------------------- -------------------- -------------------- -------------------- --------------------

 *Commenced operations on February 24, 1997.
**Commenced operations on September 15, 1998.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the unaffiliated trustees. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Equity Funds II's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds II to delete the words "Delaware Group" from Equity Funds II's name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of each Fund's securities and cash. As custodian for a Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization
         Equity Funds II has an unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. Each fund offers four classes of shares, each representing a proportionate interest in the assets of that Fund, and each having the same voting and other rights and preferences as the other classes, except that shares of a fund's Institutional Class may not vote on matters affecting that fund's Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a fund may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plans relating to its Class A Shares. General expenses of a fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of each Fund's Class A, Class B and Class C Shares will be allocated solely to those classes.

         All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

         While shares of Equity Funds II have equal voting rights on matters affecting the Funds, each Fund would vote separately on any matter which it is directly affected by, such as any change in its fundamental investment policies and as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund.

         Shares of each Class of a Fund represent a proportionate interest in the assets of such Fund, and have the same voting and other rights and preferences as the other classes of that Fund, except that shares of a Fund's Institutional Class may not vote on any matter affecting the Fund Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the 12b-1 Plan relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the 12b-1 Plans of each Fund's Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

         Prior to January 13, 1994, Delaware Decatur Equity Income Fund offered only one class of shares, the class currently designated Class A Shares. Beginning January 13, 1994, Delaware Decatur Equity Income Fund began offering its Institutional Class, beginning September 6, 1994, Delaware Decatur Equity Income Fund began offering its Class B Shares, and beginning November 29, 1995, Delaware Decatur Equity Income Fund began offering its Class C Shares. Prior to July 26, 1993, Delaware Growth and Income Fund offered only one class of shares, the class currently designated Class A Shares. Beginning July 26, 1993, Delaware Growth and Income Fund began offering its Institutional Class, beginning September 6, 1994, Delaware Growth and Income Fund began offering its Class B Shares, and beginning November 29, 1995, Delaware Growth and Income Fund began offering its Class C Shares.

         Prior to May 2, 1994, the Decatur Equity Income Fund series was named the Decatur I Series (which was known and did business as Decatur Fund I). From May 2, 1994 to September 5, 1994, Decatur Equity Income Fund A Class was known as the Decatur Income Fund class and prior to May 2, 1994, it was known as the Decatur Fund I class. From May 2, 1994 to September 5, 1994, Decatur Equity Income Fund Institutional Class was known as the Decatur Income Fund (Institutional) class and prior to May 2, 1994, it was known as the Decatur Fund I (Institutional) class.

         Prior to May 2, 1994, the Growth and Income Fund series was named the Decatur II Series (which was known and did business as Decatur Fund II). From May 2, 1994 to September 5, 1994, Growth and Income Fund A Class was known as the Decatur Total Return Fund class and prior to May 2, 1994, it was known as the Decatur Fund II class. From May 2, 1994 to September 5, 1994, Growth and Income Fund Institutional Class was known as the Decatur Total Return Fund (Institutional) class and prior to May 2, 1994, it was known as the Decatur Fund II (Institutional) class.

         Effective as of the close of business on February 21, 1997, the name Delaware Group Decatur Fund, Inc. was changed to Delaware Group Equity Funds II, Inc. Effective as of the close of business on January 28, 1998, the name of Quantum Fund series and its classes were renamed Social Awareness Fund.

         Effective as of the close of business on January 28, 1999, the name of Decatur Income Fund and its Classes changed to Decatur Equity Income Fund and the name of Decatur Total Return Fund and its Classes changed to Growth and Income Fund.

         Effective as of the close of business on August 16, 1999, the name of Decatur Equity Income Fund and its Classes changed to Delaware Decatur Equity Income Fund; Growth and Income Fund and its Classes changed to Delaware Growth and Income Fund; Blue Chip Fund and its classes changed to Delaware Blue Chip Fund; Social Awareness and its Classes changed to Delaware Social Awareness Fund; and Diversified Growth Fund and its Classes changed to Delaware Diversified Growth Fund.

         Effective November 23, 1999, Delaware Group Equity Funds II, Inc. changed its name to Delaware Group Equity Funds II.

Noncumulative Voting
         Equity Funds II's shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Equity Funds II voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Equity Funds II and, in its capacity as such, audits the annual financial statements of the Funds. Each Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, for the fiscal year ended November 30, 2000, are included in each Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A--RATINGS

Bonds
         Excerpts from Moody's Investors Service, Inc. ("Moody's") description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Excerpts from Standard & Poor's ("S&P") description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

APPENDIX B - INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE
             INVESTMENTS FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities. Delaware Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the manager believes have the potential for above average dividend increases over time.

         Delaware Trend Fund seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential. Delaware Technology and Innovation Fund seeks to provide long-term capital growth by investing primarily in stocks the investment adviser believes will benefit from technological advances and improvements.

         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware Growth Opportunities Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Delaware Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Delaware Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

         Delaware Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Delaware Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Delaware Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Delaware Growth Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         Delaware International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Delaware Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. Delaware New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Balanced Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Convertible Securities Series--seeks a high level of total return on its assets through a combination of capital appreciation and current income. The Series intends to pursue its investment objective by investing primarily in convertible securities. Devon Series seeks current income and capital appreciation. The Series will seek to achieve its objective by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. Growth and Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Growth Opportunities Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. High Yield Series seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Select Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Social Awareness Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. Strategic Income Series seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Technology and Innovation Series seeks to provide long-term capital growth. The Series invest primarily in stocks that the manager believes will benefit from technological advances and improvements. Trend Series seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.

         Delaware U.S. Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital. Delaware Montana Municipal Bond Fund seeks as high a level of current income exempt from federal income tax and from the Montana personal income tax, as is consistent with preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Delaware Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

                                     PART C

                                Other Information


Item 23.       Exhibits

                         (a)     Agreement and Declaration of Trust.

                                 (1)      Agreement and Declaration of Trust
                                          (December 17, 1998) incorporated into
                                          this filing by reference to
                                          Post-Effective Amendment No. 113 filed
                                          November 22, 1999.

                                 (2)      Certificate of Trust (December 17,
                                          1998) incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 113 filed November 22, 1999.


                         (b)     By-Laws. By-Laws (December 17, 1998)
                                 incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

                         (c) Copies of All Instruments Defining the Rights of Holders.

                                 (1)      Agreement and Declaration of Trust.
                                          Articles III, V and VI of Agreement
                                          and Declaration of Trust incorporated
                                          into this filing by reference to
                                          Post-Effective Amendment No. 113 filed
                                          November 22, 1999.

                                 (2)      By-Laws. Article II of By-Laws
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 113 filed November 22, 1999.

                         (d)     Investment Management Agreement.

                                 (1)      Executed Investment Management
                                          Agreement (November 23, 1999) between
                                          Delaware Management Company and the
                                          Registrant on behalf of each Fund
                                          attached as Exhibit.

                         (e)     (1)      Distribution Agreements.

                                          (i)     Executed Distribution
                                                  Agreement (April 3, 1995)
                                                  between Delaware Distributors,
                                                  L.P. and the Registrant on
                                                  behalf of Delaware Decatur
                                                  Equity Income Fund (formerly
                                                  named Decatur Income Fund)
                                                  attached as Exhibit.

                                          (ii)    Executed Amendment No. 1
                                                  (November 29, 1995) to
                                                  Distribution Agreement on
                                                  behalf of Delaware Decatur
                                                  Equity Income Fund (formerly
                                                  named Decatur Income Fund)
                                                  attached as Exhibit.

                                          (iii)   Executed Distribution
                                                  Agreement (April 3, 1995)
                                                  between Delaware Distributors,
                                                  L.P. and the Registrant on
                                                  behalf of Delaware Growth and
                                                  Income Fund (formerly named
                                                  Decatur Total Return Fund)
                                                  attached as Exhibit.

                                          (iv)    Executed Amendment No.1
                                                  (November 29, 1995) to
                                                  Distribution Agreement on
                                                  behalf of Delaware Growth and
                                                  Income Fund (formerly named
                                                  Decatur Total Return Fund)
                                                  attached as Exhibit.

                                          (v)     Executed Distribution
                                                  Agreement (February 24, 1997)
                                                  between Delaware Distributors,
                                                  L.P. and the Registrant on
                                                  behalf of the Delaware Blue
                                                  Chip Fund incorporated into
                                                  this filing by reference to
                                                  Post-Effective Amendment No.
                                                  110 filed July 1, 1998.

                                          (vi)    Executed Distribution
                                                  Agreement (February 24, 1997)
                                                  between Delaware Distributors,
                                                  L.P. and the Registrant on
                                                  behalf of Delaware Social
                                                  Awareness Fund (formerly named
                                                  Quantum Fund) incorporated
                                                  into this filing by reference
                                                  to Post-Effective Amendment
                                                  No. 110 filed July 1, 1998.

                                          (vii)   Executed Distribution
                                                  Agreement (September 14, 1998)
                                                  between Delaware Distributors,
                                                  L.P. and the Registrant on
                                                  behalf of Delaware Diversified
                                                  Value Fund attached as
                                                  Exhibit.

                                          (viii)  Executed Adoption Agreement
                                                  (November 23, 1999) relating
                                                  to Distribution Agreements
                                                  between the Registrant and
                                                  Delaware Distributors, L.P.
                                                  attached as Exhibit.

                                 (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                                 (3)      Dealer's Agreement. Attached as
                                          Exhibit.

                                 (4) Mutual Fund Agreement. Form of Mutual Fund Agreement for the Delaware Group of Funds (November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 105 filed January 30, 1996.

                         (f)     Inapplicable.

                         (g)     Custodian Agreement.

                                 (1) Executed Custodian Agreement between The Chase Manhattan Bank and the Registrant incorporated attached as Exhibit.

                                 (2)      Amendment to Custodian Agreement
                                          (November 20, 1997) incorporated into
                                          this filing by reference to
                                          Post-Effective Amendment No. 110 filed
                                          July 1, 1998.

                                 (3) Executed Securities Lending Agreement (December 22, 1998) with The Chase Manhattan Bank attached as Exhibit.

                                 (4) Executed Letter to The Chase Manhattan Bank (February 24, 1997) to add Delaware Blue Chip Fund and Delaware Social Awareness Fund (formerly named Quantum Fund) to the Custodian Agreement attached as Exhibit.

                                 (5) Executed Letter to The Chase Manhattan Bank (August 24, 1998) to add Delaware Decatur Equity Income Fund (formerly named Decatur Income Fund) and Delaware Growth and Income Fund (formerly named Decatur Total Return
                                          Fund) to the Custodian Agreement
                                          attached as Exhibit.

                                 (6) Executed Letter to The Chase Manhattan Bank (September 14, 1998) to add Delaware Diversified Value Fund to the Custodian Agreement attached as Exhibit.

                         (h)     Other Material Contracts.

                                 (1) Executed Second Amended and Restated Shareholders Services Agreement
                                          (September 14, 1998) between Delaware
                                          Service Company, Inc. and the
                                          Registrant on behalf of each Fund
                                          attached as Exhibit.

                                 (2) Executed Adoption Agreement (November 23, 1999) relating to Shareholders Services Agreement between the Registrant and Delaware Service Company, Inc. attached as Exhibit.

                                 (3) Executed Schedule A (April 20, 2000) to the Shareholders Services Agreement between the Registrant and Delaware Service Company, Inc. attached as Exhibit.

                                 (4) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to
                                          Post-Effective Amendment No. 106 filed
                                          December 10, 1996 and to
                                          Post-Effective Amendment No. 110 filed
                                          July 1, 1998.

                                          (i)     Executed Amendment No. 11
                                                  (September 14, 1998) to
                                                  Delaware Group of Funds Fund
                                                  Accounting Agreement attached
                                                  as Exhibit.

                         (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

                         (j) Consent and Report of Auditors. To be filed by Amendment.

                         (k)     Inapplicable.

                         (l)     Inapplicable.

                         (m)     Plans under Rule 12b-1.

                                 (1) Executed Plan under Rule 12b-1 for A Class of Delaware Decatur Equity Income Fund (formerly Decatur Income
                                          Fund) (November 29, 1995) attached as
                                          Exhibit.

                                 (2) Executed Plan under Rule 12b-1 for B Class of Delaware Decatur Equity Income Fund (formerly Decatur Income
                                          Fund) (November 29, 1995) attached as
                                          Exhibit.

                                 (3) Executed Plan under Rule 12b-1 for C Class of Delaware Decatur Equity Income Fund (formerly Decatur Income
                                          Fund) (November 29, 1995) attached as
                                          Exhibit.

                                 (4) Executed Plan under Rule 12b-1 for A Class of Delaware Growth and Income Fund (formerly Decatur Total Return
                                          Fund) (November 29, 1995) attached as
                                          Exhibit.

                                 (5) Executed Plan under Rule 12b-1 for B Class of Delaware Growth and Income Fund (formerly Decatur Total Return
                                          Fund) (November 29, 1995) attached as
                                          Exhibit.

                                 (6) Executed Plan under Rule 12b-1 for C Class of Delaware Growth and Income Fund (formerly Decatur Total Return
                                          Fund) (November 29, 1995) attached as
                                          Exhibit.

                                 (7) Executed Plan under Rule 12b-1 for A Class of Delaware Blue Chip Fund (February 24, 1997) incorporated into this filing by reference to
                                          Post-Effective Amendment No. 110 filed
                                          July 1, 1998.

                                 (8) Executed Plan under Rule 12b-1 for B Class of Delaware Blue Chip Fund (February 24, 1997) incorporated into this filing by reference to
                                          Post-Effective Amendment No. 110 filed
                                          July 1, 1998.

                                 (9) Executed Plan under Rule 12b-1 for C Class of Delaware Blue Chip Fund (February 24, 1997) incorporated into this filing by reference to
                                          Post-Effective Amendment No. 110 filed
                                          July 1, 1998.

                                 (10) Executed Plan under Rule 12b-1 for A Class of Delaware Social Awareness Fund (formerly Quantum Fund) (February 24, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 110 filed July 1, 1998.

                                 (11) Executed Plan under Rule 12b-1 for B Class of Delaware Social Awareness Fund (formerly Quantum Fund) (February 24, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 110 filed July 1, 1998.

                                 (12) Executed Plan under Rule 12b-1 for C Class of Delaware Social Awareness Fund (formerly Quantum Fund) (February 24, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 110 filed July 1, 1998.

                                 (13) Executed Plan under Rule 12b-1 for A Class of Delaware Diversified Value Fund (September 14, 1998) attached as Exhibit.

                                 (14) Executed Plan under Rule 12b-1 for B Class of Delaware Diversified Value Fund (September 14, 1998) attached as Exhibit.

                                 (15) Executed Plan under Rule 12b-1 for C Class of Delaware Diversified Value Fund (September 14, 1998) attached as Exhibit.

                         (n) Plan under Rule 18f-3. Plan under Rule 18f-3 attached as Exhibit.

                         (o)     Inapplicable.

                         (p) Codes of Ethics. Codes of Ethics for the Registrant, Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P. attached as Exhibit.

                         (q) Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

Item 24.       Persons Controlled by or under Common Control with Registrant.
               None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

Item 26.       Business and Other Connections of Investment Adviser.

               (a) Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Cash Reserve, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Delaware Group Global & International Funds, Delaware Pooled Trust, Delaware Group Adviser Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

    The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Charles E. Haldeman, Jr. (1)                      Chief Executive Officer of Delaware Management Company (a series of Delaware
                                                  Management Business Trust); President, Chief Executive Officer and Director of
                                                  Delaware Management Holdings, Inc.; Chief Executive Officer and Director of
                                                  DMH Corp.; Chief Executive Officer and Director of Delvoy, Inc.; Chief
                                                  Executive Officer and Director of Delaware Management Company, Inc.; Chief
                                                  Executive Officer and Trustee of Delaware Management Business Trust, Director
                                                  of Delaware Service Company, Inc.; Director of Delaware Capital Management,
                                                  Inc.; Director of Retirement Financial Services, Inc.; Director of Delaware
                                                  Distributors, Inc.; Chief Executive Officer and Director of Delaware
                                                  International Holdings Ltd.; Chairman and Director of Delaware International
                                                  Advisers Ltd.; Chief Executive Officer of Delaware General Management, Inc.

                                                  Chairman, Chief Executive Officer and Director of Vantage Global Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
David K. Downes                                   President of Delaware Management Company (a series of Delaware Management
                                                  Business Trust); President and Director of Delaware Management Company, Inc.;
                                                  President, Chief Executive Officer and Director of Delaware Capital Management,
                                                  Inc.; Chairman, President, Chief Executive Officer and Director of Delaware
                                                  Service Company, Inc.; President, Chief Operating Officer, Chief Financial
                                                  Officer and Director of Delaware International Holdings Ltd.; President, Chief
                                                  Operating Officer and Director of Delaware General Management, Inc.; Chairman and
                                                  Director of Delaware Management Trust Company; Chairman and Director of
                                                  Retirement Financial Services, Inc.; Executive Vice President, Chief Operating
                                                  Officer, Chief Financial Officer of Delaware Management Holdings, Inc.; Executive
                                                  Vice President, Chief Operating Officer, Chief Financial Officer of Founders CBO
                                                  Corporation; Executive Vice President, Chief Operating Officer, Chief Financial
                                                  Officer of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Executive Vice President, Chief Operating Officer, Chief Financial
                                                  Officer and Director of DMH Corp.; Executive Vice President, Chief Operating
                                                  Officer, Chief Financial Officer and Director of Delaware Distributors, Inc.;
                                                  Executive Vice President, Chief Operating Officer, Chief Financial Officer of
                                                  Delaware Distributors, L.P.; Executive Vice President, Chief Operating Officer,
                                                  Chief Financial Officer and Director of Founders Holdings, Inc.; Executive Vice
                                                  President, Chief Operating Officer, Chief Financial Officer and Director of
                                                  Delvoy, Inc.; Executive Vice President, Chief Operating Officer, Chief Financial
                                                  Officer and Trustee of Delaware Management Business Trust; Director of Delaware
                                                  International Advisers Ltd.; President, Chief Executive Officer, Chief Financial
                                                  Officer and Trustee/Director of each fund in the Delaware Investments family

                                                  Executive Vice President,  Chief Operating Officer, Chief Financial Officer and
                                                  Director of Vantage Global Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
John C. E. Campbell                               Executive Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Executive
                                                  Vice President/Global Marketing & Client Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Executive Vice
                                                  President/Global Marketing & Client Services of Retirement Financial Services,
                                                  Inc.; Director of Delaware International Advisers Ltd.

                                                  Executive Vice President/Marketing & Client Services of Vantage Global
                                                  Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
William E. Dodge (2)                              Executive Vice President and Chief Investment Officer, Equity of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Executive
                                                  Vice President of Delaware Management Business Trust; President and Chief
                                                  Investment Officer, Equity of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Executive Vice President of Delaware
                                                  Capital Management, Inc.; Executive Vice President and Chief Investment
                                                  Officer, Equity of each fund in the Delaware Investments family.

                                                  Executive Vice President/Equities and Director of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Jude T. Driscoll (3)                              Executive Vice President/Head of Fixed-Income of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Executive Vice
                                                  President/Head of Fixed-Income of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Executive Vice President of Delaware
                                                  Management Business Trust; Executive Vice President of Delaware Capital
                                                  Management, Inc.; Executive Vice President/Head of Fixed-Income of each fund in the Delaware Investments family
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Richard J. Flannery                               Executive Vice President/General Counsel of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Executive Vice
                                                  President/General Counsel of Delaware Management Holdings, Inc.; Executive
                                                  Vice President/General Counsel of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Executive Vice President/General Counsel
                                                  of Founders CBO Corporation; Executive Vice President/General Counsel and
                                                  Director of Delaware International Holdings Ltd.; Executive Vice
                                                  President/General Counsel and Director of Founders Holdings, Inc.; Executive
                                                  Vice President/General Counsel and Director of Delvoy, Inc.; Executive Vice
                                                  President/General Counsel and Director of DMH Corp.; Executive Vice
                                                  President/General Counsel and Director of Delaware Management Company, Inc.;
                                                  Executive Vice President/General Counsel and Trustee of Delaware Management
                                                  Business Trust; Executive Vice President/General Counsel and Director of
                                                  Delaware Service Company, Inc.; Executive Vice President/General Counsel and
                                                  Director of Delaware Capital Management, Inc.; Executive Vice
                                                  President/General Counsel and Director of Retirement Financial Services, Inc.;
                                                  Executive Vice President/General Counsel and Director of Delaware
                                                  Distributors, Inc.; Executive Vice President/General Counsel of Delaware
                                                  Distributors, L.P.; Executive Vice President/General Counsel and Director of
                                                  Delaware Management Trust Company; Executive Vice President/General Counsel
                                                  and Director of Delaware General Management, Inc.; Director of Delaware
                                                  International Advisers Ltd.; Director of HYPPCO Finance Company Ltd.;
                                                  Executive Vice President and General Counsel of each fund in the Delaware
                                                  Investments family

                                                  Executive Vice President/General Counsel and Director of Vantage Global
                                                  Advisors, Inc.

                                                  Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverson,
                                                  PA; Director and Member of Executive Committee; Membership Officer of
                                                  Stonewall Links, Inc. since 1991, Bulltown Rd., Elverson, PA
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Richard G. Unruh, Jr.                             Executive Vice President and Chief Investment Officer of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Director of Delaware
                                                  International Advisers Ltd.; Chief Executive Officer and Chief Investment
                                                  Officer of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Executive Vice President of Delaware Management Holdings,
                                                  Inc.; Executive Vice President of Delaware Capital Management, Inc.; Executive
                                                  Vice President and Trustee of  Delaware Management Business Trust; Executive
                                                  Vice President and Chief Investment Officer, Fixed-Income of each fund in the
                                                  Delaware Investments family

                                                  Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                                                  since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman
                                                  of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street,
                                                  Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                                                  Drive, Reston, VA
------------------------------------------------- --------------------------------------------------------------------------------
Douglas L. Anderson                               Senior Vice President/Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Senior Vice President/Operations of
                                                  Delaware Service Company, Inc.; Senior Vice President/Operations of Retirement
                                                  Financial Services, Inc.; Senior Vice President/Operations and Director of
                                                  Delaware Management Trust Company; Senior Vice President/Operations of
                                                  Delaware Distributors, L.P.
------------------------------------------------- --------------------------------------------------------------------------------
Michael P. Bishof                                 Senior Vice President/Investment Accounting of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice
                                                  President/Investment Accounting of Delaware Service Company, Inc.; Senior Vice
                                                  President/Investment Accounting of Delaware Capital Management, Inc.; Senior
                                                  Vice President/Investment Accounting of Delaware Distributors L.P.; Senior
                                                  Vice President/Investment Accounting of Founders Holdings, Inc.; Senior Vice
                                                  President/Treasurer/ Investment Accounting of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Manager
                                                  of Investment Accounting of Delaware International Holdings, Inc.; Senior Vice
                                                  President/Assistant Treasurer of Founders CBO Corporation; Senior Vice
                                                  President/Treasurer of each fund in the Delaware Investments family

                                                  Senior Vice President/Investment Accounting of Vantage Global Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Lisa O. Brinkley                                  Senior Vice President/Compliance Director of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice
                                                  President/Compliance Director of Delaware Management Holdings, Inc.; Senior
                                                  Vice President/Compliance Director of DMH Corp.; Senior Vice
                                                  President/Compliance Director of Delvoy, Inc.; Senior Vice
                                                  President/Compliance Director of Delaware Management Company, Inc.; Senior
                                                  Vice President/Compliance Director of Delaware Management Business Trust;
                                                  Senior Vice President/Compliance Director of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Senior Vice
                                                  President/Compliance Director of Delaware Service Company, Inc.; Senior Vice
                                                  President/Compliance Director of Delaware Capital Management, Inc.; Senior
                                                  Vice President/Compliance Director of Retirement Financial Services, Inc.;
                                                  Senior Vice President/Compliance Director/Assistant Secretary of Delaware
                                                  Management Trust Company; Senior Vice President/Compliance Director of
                                                  Delaware Distributors, Inc.; Senior Vice President/Compliance Director of
                                                  Delaware Distributors, L.P.; Senior Vice President/Compliance Director of
                                                  Delaware General Management, Inc.; Senior Vice President/Compliance Director
                                                  of each fund in the Delaware Investments family

                                                  Senior Vice President of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Joshua Brooks                                     Senior Vice President/Deputy To Chief Executive Officer of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Senior Vice
                                                  President/Deputy To Chief Executive Officer of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Deputy To
                                                  Chief Executive Officer of Delaware Management Holdings, Inc.

                                                  Managing Director of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Robert J. DiBraccio                               Senior Vice President/Head of Equity Trading of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Senior Vice President/Head
                                                  of Equity Trading of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Senior Vice President/Head of Equity Trading of
                                                  Delaware Capital Management, Inc.

                                                  Senior Vice President/Equity Trading of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Roger A. Early                                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Senior Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Senior Vice President/Senior Portfolio Manager of
                                                  each fund in the Delaware Investments family

                                                  Vice President of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
John B. Fields                                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Trustee of Delaware
                                                  Management Business Trust; Senior Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Senior Vice President/Senior Portfolio Manager of Delaware Capital Management,
                                                  Inc.; Senior Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Gerald S. Frey                                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Senior Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Senior Vice President/Senior Portfolio Manager of
                                                  Delaware Capital Management, Inc.; Senior Vice President/Senior Portfolio
                                                  Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Susan L. Hanson                                   Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Global Marketing & Client Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Joseph H. Hastings                                Senior Vice President/Corporate Controller and Treasurer of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Corporate Controller and Treasurer of Delaware Management
                                                  Holdings, Inc.; Senior Vice President/Corporate Controller and Treasurer of
                                                  DMH Corp.; Senior Vice President/Corporate Controller and Treasurer of
                                                  Delaware Management Company, Inc.; Senior Vice President/Corporate Controller
                                                  and Treasurer of Delaware Distributors, L.P.; Senior Vice President/Corporate
                                                  Controller and Treasurer of Delaware Distributors, Inc.; Senior Vice
                                                  President/Corporate Controller and Treasurer of Delaware Service Company,
                                                  Inc.; Senior Vice President/Corporate Controller and Treasurer of Delaware
                                                  Capital Management, Inc.; Senior Vice President/Corporate Controller and
                                                  Treasurer of Delaware International Holdings Ltd.; Senior Vice
                                                  President/Corporate Controller and Treasurer of Delvoy, Inc.; Senior Vice
                                                  President/Corporate Controller and Treasurer of Founders Holdings, Inc.;
                                                  Senior Vice President/Corporate Controller and Treasurer of Delaware
                                                  Management Business Trust; Senior Vice President/Corporate Controller and
                                                  Treasurer of Delaware General Management, Inc.; Executive Vice President/Chief
                                                  Financial Officer/Treasurer of Delaware Management Trust Company; Chief
                                                  Financial Officer of Retirement Financial Services, Inc.; Senior Vice
                                                  President/Assistant Treasurer of Founders CBO Corporation; Senior Vice
                                                  President/Corporate Controller of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Senior Vice President/Corporate
                                                  Controller of each fund in the Delaware Investments family

                                                  Senior Vice President/Corporate Controller of Vantage Global Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Joanne O. Hutcheson                               Senior Vice President/Human Resources of Delaware Management Company  (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Human
                                                  Resources of Delaware Management Holdings, Inc.; Senior Vice President/Human
                                                  Resources of DMH Corp.; Senior Vice President/Human Resources of Delvoy, Inc.;
                                                  Senior Vice President/Human Resources of Delaware Management Company, Inc.;
                                                  Senior Vice President/Human Resources of Delaware Management Business Trust;
                                                  Senior Vice President/Human Resources of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Human
                                                  Resources of  Delaware Service Company, Inc.; Senior Vice President/Human
                                                  Resources of Delaware Capital Management, Inc.; Senior Vice President/Human
                                                  Resources of Retirement Financial Services, Inc.; Senior Vice President/Human
                                                  Resources of Delaware Management Trust Company; Senior Vice President/Human
                                                  Resources of Delaware Distributors, Inc.; Senior Vice President/Human
                                                  Resources of  Delaware Distributors, L.P.; Senior Vice President/Human
                                                  Resources of Delaware General Management, Inc.; Senior Vice President/Human
                                                  Resources of each fund in the Delaware Investments family

                                                  Senior Vice President/Human Resources of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Richelle S. Maestro                               Senior Vice President, Secretary and Deputy General Counsel of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President, Secretary and Deputy General Counsel of Delaware Management
                                                  Holdings, Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  DMH Corp.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delvoy, Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delaware Management Company, Inc.; Senior Vice President, Secretary and Deputy
                                                  General Counsel of Delaware Management Business Trust; Senior Vice President,
                                                  Secretary and Deputy General Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice President, Secretary and
                                                  Deputy General Counsel of Delaware Service Company, Inc.; Senior Vice
                                                  President, Secretary and Deputy General Counsel of Delaware Capital
                                                  Management, Inc.; Senior Vice President, Secretary and Deputy General Counsel
                                                  of Retirement Financial Services, Inc.; Senior Vice President, Secretary and
                                                  Deputy General Counsel of Delaware Distributors, Inc.; Senior Vice President,
                                                  Secretary and Deputy General Counsel of Delaware Distributors, L.P.; Senior
                                                  Vice President and Secretary of Delaware International Holdings Ltd.; Senior
                                                  Vice President, Secretary and Deputy General Counsel of Founders Holdings,
                                                  Inc.; Secretary of Founders CBO Corporation; Senior Vice President, Secretary
                                                  and Deputy General Counsel of Delaware Management Trust Company; Senior Vice
                                                  President, Secretary and Deputy General Counsel of Delaware General
                                                  Management, Inc.; Senior Vice President, Secretary and Deputy General Counsel
                                                  of each fund in the Delaware Investments family

                                                  General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                                  Philadelphia, PA.
------------------------------------------------- --------------------------------------------------------------------------------
Paul M. Ross                                      Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Global Marketing & Client Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
James L. Shields                                  Senior Vice President/Chief Information Officer of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Senior Vice President/Chief
                                                  Information Officer of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Senior Vice President/Chief Information Officer of
                                                  Delaware Service Company, Inc.; Senior Vice President/Chief Information
                                                  Officer of Delaware Capital Management Company, Inc.; Senior Vice
                                                  President/Chief Information Officer of Retirement Financial Services, Inc.;
                                                  Senior Vice President/Chief Information Officer of Delaware Distributors, L.P.

                                                  Senior Vice President/Chief Information Officer of Vantage Global Advisors,
                                                  Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Frank M. Staves                                   Senior Vice President/Client Services of Delaware Management Company (a series of Delaware Management Business Trust); Senior Vice President/Client Services
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Gary T. Abrams                                    Vice President/Equity Trader of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Trader of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)

                                                  Vice President/Equity Trading of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Christopher S. Adams                              Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust)

                                                  Vice President of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Peter C. Andersen (4)                             Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust; Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Damon J. Andres                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Robert L. Arnold                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of Delaware Capital
                                                  Management, Inc., Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Marshall T. Bassett                               Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of each fund in the Delaware Investments family
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Joseph Baxter (5)                                 Vice President/Senior Municipal Bond Trader of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Municipal
                                                  Bond Trader of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Christopher S. Beck                               Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family

                                                  Trustee of New Castle County Pension Board since October 1992, Wilmington, DE
------------------------------------------------- --------------------------------------------------------------------------------
Richard E. Biester                                Vice President/Equity Trader of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Trader of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)

                                                  Vice President/Equity Trading of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Vincent A. Brancaccio                             Vice President/Senior Equity Trader of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Trader of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Ryan K. Brist (6)                                 Vice President/Head of Fixed-Income Trading of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/head of
                                                  Fixed-Income Trading of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Michael P. Buckley                                Vice President/Portfolio Manager and Senior Municipal Bond Analyst of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager and Senior Municipal Bond Analyst of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager and Senior Municipal Bond Analyst of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
MaryEllen M. Carrozza                             Vice President/Client Services of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Client Services of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Client Services of Delaware Distributors, Inc.; Vice
                                                  President/Client Services of Delaware General Management, Inc.; Vice
                                                  President/Client Services of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Stephen R. Cianci                                 Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of Capital Management, Inc.; Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Donald M. Cobin (7)                               Vice President/Director of Research of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Director of Research of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Director of Research of each funds in the Delaware Investments family
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Mitchell L. Conery                                Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
David F. Connor (8)                               Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President/Deputy General Counsel/Assistant Secretary of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Deputy General Counsel/Assistant Secretary of Delaware Management
                                                  Business Trust; Vice President/Deputy General Counsel/Assistant Secretary of
                                                  Delaware Service Company, Inc.; Vice President/Deputy General
                                                  Counsel/Assistant Secretary of Delaware Capital Management, Inc.; Vice
                                                  President/Deputy General Counsel/Assistant Secretary of Delaware Management
                                                  Trust Company; Vice President/Deputy General Counsel/Assistant Secretary of
                                                  Delaware Distributors, L.P.; Vice President/Deputy General Counsel/Assistant
                                                  Secretary of Retirement Financial Services, Inc.; Vice President/Deputy
                                                  General Counsel/Assistant Secretary of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Timothy G. Connors                                Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager for each fund in the
                                                  Delaware Investments family

                                                  Managing Director of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Patrick P. Coyne                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of Delaware Capital
                                                  Management, Inc.; Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
George E. Deming                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Director of Delaware International Advisers Ltd.; Vice
                                                  President/Senior Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
James Paul Dokas                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family

                                                  Managing Director of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Michael J. Dugan                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Joel A. Ettinger                                  Vice President/Taxation of Delaware Management Company (a series of Delaware
                                                  Management Business Trust);Vice President/Taxation of Delaware Management
                                                  Holdings, Inc.; Vice President/Taxation of DMH Corp.; Vice President/Taxation
                                                  of Delvoy, Inc.; Vice President/Taxation of Delaware Management Company, Inc.;
                                                  Vice President/Taxation of Delaware Management Business Trust; Vice
                                                  President/Taxation of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust);Vice President/Taxation of Delaware Service
                                                  Company, Inc.; Vice President/Taxation of Delaware Capital Management, Inc.;
                                                  Vice President/Taxation of Retirement Financial Services, Inc.; Vice
                                                  President/Taxation of Delaware Distributors, Inc.; Vice President/Taxation of
                                                  Delaware Distributors, L.P.; Vice President/Taxation of Founders Holdings,
                                                  Inc.; Vice President/Taxation of Founders CBO Corporation; Vice
                                                  President/Taxation of Delaware General Management, Inc.; Vice
                                                  President/Taxation of each fund in the Delaware Investments family

                                                  Vice President/Taxation and Assistant Secretary of Vantage Global Advisors,
                                                  Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Phoebe W. Figland                                 Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Investment Accounting
                                                  of Delaware Service Company, Inc.; Vice President/Investment Accounting of
                                                  each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
John P. Finnegan                                  Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Investment Accounting
                                                  of Delaware Service Company, Inc.; Vice President/Investment Accounting of
                                                  each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Joseph Fiorilla                                   Vice President/Trading Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Trading Operations of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Charles E. Fish                                   Vice President/Senior Equity Trader of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Trader of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
James A. Furgele                                  Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Investment Accounting
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Investment Accounting of Delaware Service Company,
                                                  Inc.; Vice President/Investment Accounting of each fund in the Delaware
                                                  Investments family.
----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Stuart M. George                                  Vice President/Equity Trader of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Equity Trader of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)

                                                  Vice President/Equity Trading of Vantage Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Andrea Giles                                      Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of Delaware Capital Management, Inc.; Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Robert E. Ginsberg                                Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Barry Gladstein                                   Vice President/Equity Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Analyst of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Equity Analyst of Delaware Capital Management, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Paul Grillo                                       Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of Delaware Capital Management, Inc.; Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Brian T. Hannon                                   Vice President/Equity Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Analyst of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
John A. Heffern                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Stuart N. Hosansky                                Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Francis J. Houghton, Jr. (9)                      Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President of Delaware Distributors, Inc.; Vice
                                                  President/Senior Portfolio Manager of each fund in the Delaware Investments family; Executive Vice President of Delaware General Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Elizabeth H. Howell                               Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Christian Hyldahl (10)                            Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Senior Equity Analyst of each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Jeffrey W. Hynoski                                Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Cynthia Isom                                      Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
John B. Jares (11)                                Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Audrey E. Kohart                                  Vice President/Assistant Controller, Corporate Accounting of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President/Assistant Controller, Corporate Accounting of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Steven T. Lampe                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of Delaware Capital Management, Inc.; Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
SooHee Lee                                        Vice President/Client Services of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Client Services of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Michael E. Leverone (12)                          Vice President/Client Services of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Client Services of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Philip Y. Lin                                     Vice President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust);Vice
                                                  President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Service Company, Inc.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of Delaware Capital Management, Inc.; Vice President,
                                                  Assistant Secretary and Associate General Counsel of Retirement Financial
                                                  Services, Inc.; Vice President, Assistant Secretary and Associate General
                                                  Counsel of Delaware Management Trust Company; Vice President, Assistant
                                                  Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice
                                                  President, Assistant Secretary and Associate General Counsel of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Francis X. Morris                                 Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Michael Morris (13)                               Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Gerald T. Nichols                                 Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of Founders Holdings,
                                                  Inc., Treasurer, Assistant Secretary and Director of Founders CBO
                                                  Corporation;  Director of HYPPCO Finance Company Ltd.; Vice President/Senior
                                                  Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Robert A. Norton, Jr.                             Vice President/Equity Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Analyst of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Patrick J. O'Brien (14)                           Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust)
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
David P. O'Connor                                 Vice President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Holdings, Inc.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of Delvoy, Inc.; Vice President, Assistant Secretary and
                                                  Associate General Counsel of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust);Vice President, Assistant Secretary and
                                                  Associate General Counsel of Delaware Service Company, Inc.; Vice President,
                                                  Assistant Secretary and Associate General Counsel of Delaware Capital
                                                  Management, Inc.; Vice President, Assistant Secretary and Associate General
                                                  Counsel of Retirement Financial Services, Inc.; Vice President, Assistant
                                                  Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice
                                                  President, Assistant Secretary and Associate General Counsel of DMH Corp.;
                                                  Vice President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Management Company, Inc.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of Delaware Management Business Trust; Vice President,
                                                  Assistant Secretary and Associate General Counsel of each fund in the Delaware
                                                  Investments family

                                                  Vice President, Assistant Secretary and Associate General Counsel of Vantage
                                                  Global Advisors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
John J. O'Connor                                  Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Investment
                                                  Accounting/Assistant Treasurer of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Vice President/Investment Accounting of
                                                  Delaware Service Company, Inc.; Vice President/Assistant Treasurer of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Tim Rabe (15)                                     Vice President/High-Yield Trader of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/High-Yield Trader of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Richard Salus                                     Vice President/Assistant Controller of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Assistant Controller of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Assistant Controller of Delvoy, Inc.; Vice President/Assistant
                                                  Controller of Delaware Management Company, Inc.; Vice President/Assistant
                                                  Controller of Delaware Management Trust Company; Vice President/Assistant
                                                  Controller of Delaware Management Business Trust; Vice President/Assistant
                                                  Controller of Delaware Service Company, Inc.; Vice President/Assistant
                                                  Controller of Delaware Capital Management, Inc.; Vice President/Assistant
                                                  Controller of Retirement Financial Services, Inc.; Vice President/Assistant
                                                  Controller of Delaware Distributors, L.P.; Vice President/Assistant Controller
                                                  of Delaware Distributors, Inc.; Vice President/Assistant Controller of
                                                  Delaware International Holdings Ltd.; Vice President/Assistant Controller  of
                                                  Delaware General Management, Inc.; Vice President/Assistant Controller of
                                                  Delaware Management Holdings, Inc.; Vice President/Assistant Controller of DMH
                                                  Corp.

                                                  Vice President/Assistant Controller of Vantage Global Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Robert D. Schwartz (16)                           Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Assistant Secretary of Delaware General Management, Inc.; Vice
                                                  President for Delaware Distributors, Inc.; Vice President/ Portfolio Manager
                                                  of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Richard D. Seidel                                 Vice President/Assistant Controller/Manager, Payroll of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Vice
                                                  President/Assistant Controller/Manager, Payroll of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Michael T. Taggart                                Vice President/Facilities and Administrative Services of Delaware Management
                                                  Company (a series of Delaware Management Business Trust);Vice
                                                  President/Facilities and Administrative Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Facilities and Administrative Services of Delaware Service Company,
                                                  Inc.; Vice President/Facilities and Administrative Services of Delaware
                                                  Distributors, L.P.
------------------------------------------------- --------------------------------------------------------------------------------
Ward W. Tatge (17)                                Vice President/Senior Research Analyst of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Research
                                                  Analyst of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Research Analyst of each fund in the
                                                  Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Thomas J. Trotman                                 Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Lori P. Wachs                                     Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Laura Wagner                                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Investment Accounting
                                                  of Delaware Service Company, Inc.; Vice President/Investment Accounting of
                                                  each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
James J. Wright (18)                              Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Senior Equity Analyst of each fund in the Delaware
                                                  Investments family
----------------------------------------------------------------------------------------------------------------------------------

*Business Address is One Commerce Square, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
(1) PRESIDENT, CHIEF OPERATING OFFICER AND DIRECTOR, United Asset Management, Boston, MA March 1998-January 2000.
(2) PRESIDENT, DIRECTOR OF MARKETING AND SENIOR PORTFOLIO MANAGER, Marvin & Palmer Associates, Wilmington, DE 1996-1998.
(3) SENIOR VICE PRESIDENT AND DIRECTOR, Conseco Capital Management, Indianapolis, IN, June 1998 to August 2000.
(4) PORTFOLIO MANAGER Conseco Capital Management, Indianapolis, IN, December 1997-July 2000.
(5) VICE PRESIDENT/PORTFOLIO MANAGER, First Union National Bank, Philadelphia, PA, May 1982-August 1999.
(6) SENIOR TRADER/CORPORATE SPECIALIST, Conseco Capital Management, Indianapolis, IN, August 1995-August 2000.
(7) ASSISTANT VICE PRESIDENT/SENIOR SECURITIES ANALYST, Conseco Capital Management, Indianapolis, IN, 1997 to August 2000.
(8) ASSISTANT GENERAL COUNSEL, Prudential Investments, Newark, NJ, March 1998-July 2000.
(9) PRESIDENT AND PORTFOLIO MANAGER, Lynch and Mayer, Inc., New York, NY January 1990-February 2000.
(10) REGIONAL CONSULTANT/SUMMER INTERN, Merrill Lynch, Los Angeles, CA, 1994-1997. STUDENT 1994-1999.
(11) VICE PRESIDENT/PORTFOLIO MANAGER, Berger Funds, LLC, Denver, CO, 1997-February 2000.
(12)     VICE PRESIDENT, State Street Bank, Boston, MA, August 1996-February
         2000.
(13) FINANCIAL ANALYST, Walnut Street Association, Wyomissing, PA, December 1998-June 1999.
(14) ANALYST, Schneider Capital Management, Wayne, PA, January 1997-January 1999. SENIOR ANALYST, Prudential Insurance Company, Newark, NJ, February 1999-May 2000.
(15) PORTFOLIO MANAGER, Conseco Capital Management, Indianapolis, IN, June 1996-July 2000.
(16) VICE PRESIDENT, Lynch and Mayer, Inc., New York, NY, February 1993 to February 2000.
(17) HIGH-YIELD ANALYST, Credit Suisse First Boston, 1997 to 1998. HIGH-YIELD ANALYST, Conseco Capital Management, Indianapolis, IN 1999 to 2000.
(18) MANAGING DIRECTOR/RESEARCH, Schuylkill Capital Management, Philadelphia, PA, 1997-May 2000.
--------------------------------------------------------------------------------

Item 27.       Principal Underwriters.
               -----------------------

                (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

                (b) Information with respect to each officer or partner of principal underwriter:

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*       Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------------ -------------------------------------------- --------------------------------------------
Delaware Distributors, Inc.                General Partner                              None
------------------------------------------ -------------------------------------------- --------------------------------------------
Delaware Investment Advisers               Limited Partner                              None
------------------------------------------ -------------------------------------------- --------------------------------------------
Delaware Capital Management, Inc.          Limited Partner                              None
------------------------------------------ -------------------------------------------- --------------------------------------------
Westley V. Thompson                        Vice Chairman                                None
------------------------------------------ -------------------------------------------- --------------------------------------------
Bruce D. Barton                            President/Chief Executive Office             None
------------------------------------------ -------------------------------------------- --------------------------------------------
David K. Downes                            Executive Vice President/Chief Operating     President/Chief Executive Officer/Chief
                                           Officer/Chief Financial Officer              Financial Officer
------------------------------------------ -------------------------------------------- --------------------------------------------
Richard J. Flannery                        Executive Vice President/General Counsel     Executive Vice President/General Counsel
------------------------------------------ -------------------------------------------- --------------------------------------------
Diane M. Anderson                          Senior Vice President/Retirement Operations  None
------------------------------------------ -------------------------------------------- --------------------------------------------
Douglas L. Anderson                        Senior Vice President/Operations             None
------------------------------------------ -------------------------------------------- --------------------------------------------
Michael P. Bishof                          Senior Vice President/Investment Accounting  Senior Vice President/Treasurer
------------------------------------------ -------------------------------------------- --------------------------------------------
Lisa O. Brinkley                           Senior Vice President/Compliance Director    Senior Vice President/Compliance Director
------------------------------------------ -------------------------------------------- --------------------------------------------
Larry Carr                                 Senior Vice President/Variable Annuity       None
                                           Sales Director
------------------------------------------ -------------------------------------------- --------------------------------------------
Terrence P. Cunningham                     Senior Vice President/National Sales         None
                                           Director, Financial Institutions
------------------------------------------ -------------------------------------------- --------------------------------------------
Darryl S. Grayson                          Senior Vice President/Director, Internal     None
                                           Sales
------------------------------------------ -------------------------------------------- --------------------------------------------
Joseph H. Hastings                         Senior Vice President/Treasurer/ Corporate   Senior Vice President/Corporate Controller
                                           Controller
------------------------------------------ -------------------------------------------- --------------------------------------------
Joanne O. Hutcheson                        Senior Vice President/Human Resources        Senior Vice President/Human Resources
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*       Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------------ -------------------------------------------- --------------------------------------------
Karina J. Istvan                           Senior Vice President/Retail Product         None
                                           Management
------------------------------------------ -------------------------------------------- --------------------------------------------
Mark R. Kiniry                             Senior Vice President/Western Sales          None
                                           Manager/Wirehouse Regional
------------------------------------------ -------------------------------------------- --------------------------------------------
Stephen W. Long                            Senior Vice President/National Sales         None
                                           Director, Wirehouse & Wrap Channel
------------------------------------------ -------------------------------------------- --------------------------------------------
Richelle S. Maestro                        Senior Vice President/Deputy General         Senior Vice President/Deputy General
                                           Counsel/Secretary                            Counsel/ Secretary
------------------------------------------ -------------------------------------------- --------------------------------------------
Mac McAuliffe                              Senior Vice President/Sales Manager          None
                                           Director
------------------------------------------ -------------------------------------------- --------------------------------------------
Doff Meyer                                 Senior Vice President/Retail Investor        None
                                           Management
------------------------------------------ -------------------------------------------- --------------------------------------------
J. Chris Meyer                             Senior Vice President/Director, Product      None
                                           Management
------------------------------------------ -------------------------------------------- --------------------------------------------
Stephen C. Nell                            Senior Vice President/National Retirement    None
                                           Sales
------------------------------------------ -------------------------------------------- --------------------------------------------
Henry W. Orvin                             Senior Vice President/Sales Manager          None
                                           Director
------------------------------------------ -------------------------------------------- --------------------------------------------
Scott P. Passias                           Senior Vice President/Regional Consultant    None
                                           Director
------------------------------------------ -------------------------------------------- --------------------------------------------
Christopher H. Price                       Senior Vice President/Insurance Products     None
------------------------------------------ -------------------------------------------- --------------------------------------------
Philip G. Rickards                         Senior Vice President/Regional Consultant    None
                                           Director
------------------------------------------ -------------------------------------------- --------------------------------------------
Linda D. Schulz                            Senior Vice President/Regional Consultant    None
                                           Director
------------------------------------------ -------------------------------------------- --------------------------------------------
James L. Shields                           Senior Vice President/Chief Information      None
                                           Officer
------------------------------------------ -------------------------------------------- --------------------------------------------
Steven Sorenson                            Senior Vice President/Director of            None
                                           Independent Planner & Insurance and
                                           Registered Investment Adviser Channels
------------------------------------------ -------------------------------------------- --------------------------------------------
Andrew J. Whitaker                         Senior Vice President/Regional Consultant    None
                                           Director
------------------------------------------ -------------------------------------------- --------------------------------------------
Richard P. Allen                           Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Patrick A. Bearss                          Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Larry Bridwell                             Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
William S. Carroll                         Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Elisa C. Colkitt                           Vice President/Broker Dealer Operations &    None
                                           Service Support
------------------------------------------ -------------------------------------------- --------------------------------------------
David F. Connor                            Vice President/Deputy General                Vice President/Deputy General
                                           Counsel/Assistant Secretary                  Counsel/Assistant Secretary
------------------------------------------ -------------------------------------------- --------------------------------------------
Thomas J. Durkin                           Vice President/Intermediary Sales-Midwest    None
                                           Region
------------------------------------------ -------------------------------------------- --------------------------------------------
Donald A. Edmunds                          Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Joel A. Ettinger                           Vice President/Taxation                      Vice President/Taxation
------------------------------------------ -------------------------------------------- --------------------------------------------
Edward A. Foley                            Vice President/Marketing                     None
------------------------------------------ -------------------------------------------- --------------------------------------------
Susan T. Friestedt                         Vice President/Retirement Services           None
------------------------------------------ -------------------------------------------- --------------------------------------------
John L. Greico                             Vice President/Senior Key Account Manager    None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*       Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------------ -------------------------------------------- --------------------------------------------
Ronald A. Haimowitz                        Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Edward J. Hecker                           Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
John R. Herron                             Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Dinah J. Huntoon                           Vice President/Product Manager, Equities     None
------------------------------------------ -------------------------------------------- --------------------------------------------
Thomas Intoccia                            Vice President/Independent Planner &         None
                                           Insurance Key Accounts
------------------------------------------ -------------------------------------------- --------------------------------------------
Alan L. Ireton                             Vice President/Retirement Marketing          None
------------------------------------------ -------------------------------------------- --------------------------------------------
Christopher L. Johnston                    Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Jeffrey M. Kellogg                         Vice President/Product Manager,              None
                                           Fixed-Income & International
------------------------------------------ -------------------------------------------- --------------------------------------------
Carolyn Kelly                              Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Richard M. Koerner                         Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Ellen M. Krott                             Vice President/Marketing                     None
------------------------------------------ -------------------------------------------- --------------------------------------------
John LeBoeuf                               Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Philip Y. Lin                              Vice President/Associate General             Vice President/Associate General
                                           Counsel/Assistant Secretary                  Counsel/Assistant Secretary
------------------------------------------ -------------------------------------------- --------------------------------------------
John R. Logan                              Vice President/ Senior Regional Consultant   None
------------------------------------------ -------------------------------------------- --------------------------------------------
Joseph R. Long                             Vice President/Retirement Sales              None
------------------------------------------ -------------------------------------------- --------------------------------------------
Theodore T. Malone                         Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Raymond G. McCarthy                        Vice President/National Accounts,            None
                                           Independent Planner & Insurance Channels
------------------------------------------ -------------------------------------------- --------------------------------------------
Joanne C. McCranie                         Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Scott L. Metzger                           Vice President/Business Development          None
------------------------------------------ -------------------------------------------- --------------------------------------------
Jamie L. Meyer                             Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Christopher W. Moore                       Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Andrew F. Morris                           Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Scott E. Naughton                          Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Nancy Nawn                                 Vice President/Senior Wrap Product Manager   None
------------------------------------------ -------------------------------------------- --------------------------------------------
Julie A. Nye                               Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*       Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------------ -------------------------------------------- --------------------------------------------
Daniel J. O'Brien                          Vice President/Insurance Products            None
------------------------------------------ -------------------------------------------- --------------------------------------------
James L. O'Brien                           Vice President/Wirehouse/Regional Key        None
                                           Accounts
------------------------------------------ -------------------------------------------- --------------------------------------------
David P. O'Connor                          Vice President/Associate General             Vice President/Associate General
                                           Counsel/Assistant Secretary                  Counsel/Assistant Secretary
------------------------------------------ -------------------------------------------- --------------------------------------------
Joseph T. Owczarek                         Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Otis S. Page                               Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Robinder Pal                               Vice President/Retail Investor Services      None
                                           Planning & Budgeting
------------------------------------------ -------------------------------------------- --------------------------------------------
John Register                              Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Laura E. Roman                             Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Robert A. Rosso                            Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Richard  Salus                             Vice President/Assistant Controller          None
------------------------------------------ -------------------------------------------- --------------------------------------------
Gordon E. Searles                          Vice President/Client Services               None
------------------------------------------ -------------------------------------------- --------------------------------------------
Catherine A. Seklecki                      Vice President/Retirement Sales              None
------------------------------------------ -------------------------------------------- --------------------------------------------
John C. Shalloe                            Vice President/Wrap Fee Senior Regional      None
                                           Consultant
------------------------------------------ -------------------------------------------- --------------------------------------------
Darren Smith                               Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Kimberly M. Spangler                       Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Michael T. Taggart                         Vice President/Facilities & Administrative   None
                                           Services
------------------------------------------ -------------------------------------------- --------------------------------------------
Bryon Townsend                             Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
James R. Van Deventer                      Vice President/Defined Contribution Sales-   None
                                           South
------------------------------------------ -------------------------------------------- --------------------------------------------
Julia R. Vander Els                        Vice President/Retirement Plan               None
                                           Communications
------------------------------------------ -------------------------------------------- --------------------------------------------
Jeffrey Vankuelen                          Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Scott Whitehouse                           Vice President/Senior Regional Consultant    None
------------------------------------------ -------------------------------------------- --------------------------------------------
Wesley Williams                            Vice President/Senior Regional Consultant    None
------------------------------------------------------------------------------------------------------------------------------------

* Business address of each is One Commerce Square, Philadelphia, PA 19103.

                (c)   Inapplicable.

Item 28.       Location of Accounts and Records.

               All accounts and records are maintained in Philadelphia at One Commerce Square, Philadelphia, PA 19103.

Item 29.       Management Services.  None.

Item 30.       Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 16th day of November, 2000.

                                      DELAWARE GROUP EQUITY FUNDS II

                                        By   /s/ David K. Downes
                                          -------------------------------------
                                                     David K. Downes
                                          President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


         Signature                                                Title                                     Date
--------------------------                          --------------------------------------            -----------------

                                                    President/Chief Executive Officer/                November 16, 2000
/s/ David K. Downes                                 Chief Financial Officer (Principal
--------------------------                          Executive Officer/Principal Accounting
David K. Downes                                     Officer) and Trustee


/s/ Walter P. Babich                                Trustee                                           November 16, 2000
--------------------------
Walter P. Babich

/s/ John H. Durham                                  Trustee                                           November 16, 2000
--------------------------
John H. Durham

/s/ Anthony D. Knerr                                Trustee                                           November 16, 2000
--------------------------
Anthony D. Knerr

/s/ Ann R. Leven                                    Trustee                                           November 16, 2000
--------------------------
Ann R. Leven

/s/ Thomas F. Madison                               Trustee                                           November 16, 2000
--------------------------
Thomas F. Madison

/s/ Charles E. Peck                                 Trustee                                           November 16, 2000
--------------------------
Charles E. Peck

/s/ Wayne A. Stork                                  Trustee                                           November 16, 2000
--------------------------
Wayne A. Stork

/s/ Janet L. Yeomans                                Trustee                                           November 16, 2000
--------------------------
Janet L. Yeomans

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.              Exhibit
-----------              -------
EX-99.D1                 Investment Management Agreement (November 23, 1999)

EX-99.E1I                Distribution Agreement (April 3, 1995) on behalf of Delaware Decatur
                         Equity Income Fund

EX-99.E1II               Amendment No. 1 (November 29, 1995) to Distribution Agreement on behalf of Delaware Decatur Equity Income Fund

EX-99.E1III              Distribution Agreement (April 3, 1995) on behalf of Delaware Growth and
                         Income Fund

EX-99.E1IV               Amendment No. 1 (November 29, 1995) to Distribution Agreement on behalf of Delaware Growth and Income Fund

EX-99.E1VII              Distribution Agreement (February 24, 1997) Delaware Diversified Value Fund

EX-99.E1VIII             Adoption Agreement (November 23, 1999) relating to Distribution Agreements

EX-99.E3                 Dealer's Agreement

EX-99.G1                 Custodian Agreement with The Chase Manhattan Bank

EX-99.G2                 Securities Lending Agreement (December 22, 1998) with The Chase Manhattan Bank

EX-99.G3                 Letter to The Chase Manhattan Bank (February 24, 1997) to add Delaware Blue Chip Fund and Delaware
                         Social Awareness Fund

EX-99.G4                 Letter to The Chase Manhattan Bank (August 24, 1998) to add Delaware Decatur Equity Income Fund and
                         Delaware Growth and Income Fund

EX-99.G5                 Letter to The Chase Manhattan Bank (February 24, 1997) to add Delaware Diversified Value Fund

EX-99.H1                 Second Amended and Restated Shareholders Services Agreement (September 14, 1998)

EX-99.H2                 Adoption Agreement (November 23, 1999) relating to Shareholder Services Agreement

EX-99.H3                 Schedule A (April 20, 2000) to the Shareholders Services Agreement


Exhibit No.              Exhibit
-----------              -------
EX-99.H4I                Amendment No. 11 (September 14, 1998) to Delaware Group of Funds Fund
                         Accounting Agreement

EX-99.M1                 Plan under Rule 12b-1 on behalf of Delaware Decatur Equity Income Fund A Class

EX-99.M2                 Plan under Rule 12b-1 on behalf of Delaware Decatur Equity Income Fund B Class

EX-99.M3                 Plan under Rule 12b-1 on behalf of Delaware Decatur Equity Income Fund C Class

EX-99.M4                 Plan under Rule 12b-1 on behalf of Delaware Growth and Income Fund A Class

EX-99.M5                 Plan under Rule 12b-1 on behalf of Delaware Growth and Income Fund B Class

EX-99.M6                 Plan under Rule 12b-1 on behalf of Delaware Growth and Income Fund C Class

EX-99.M13                Plan under Rule 12b-1 on behalf of Delaware Diversified Growth Fund A Class

EX-99.M14                Plan under Rule 12b-1 on behalf of Delaware Diversified Growth Fund B Class

EX-99.M15                Plan under Rule 12b-1 on behalf of Delaware Diversified Growth Fund C Class

EX-99.N                  Plan under Rule 18f-3

EX-99.P                  Code of Ethics
